MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.2%)
Activision Blizzard, Inc.	96,111	7,699,452
Alphabet, Inc. Cl A*	37,104	103,199,210
Alphabet, Inc. Cl C*	34,267	95,707,388
AT&T, Inc.	880,974	20,817,416
Charter Communications, Inc. Cl A*	14,704	8,021,326
Comcast Corp. Cl A	558,093	26,129,914
Discovery, Inc. Cl A*	20,916	521,227
Discovery, Inc. Cl C*	37,471	935,651
DISH Network Corp. Cl A*	30,806	975,010
Electronic Arts, Inc.	34,694	4,389,138
Fox Corp. Cl A	38,960	1,536,972
Fox Corp. Cl B	17,985	652,496
Interpublic Group of Cos., Inc.	48,560	1,721,452
Live Nation Entertainment, Inc.*	16,665	1,960,471
Lumen Technologies, Inc.	113,685	1,281,230
Match Group, Inc.*	34,924	3,797,636
Meta Platforms, Inc. Cl A*	284,868	63,343,248
Netflix, Inc.*	54,771	20,516,669
News Corp. Cl A	48,222	1,068,117
News Corp. Cl B	14,937	336,381
Omnicom Group, Inc.	25,783	2,188,461
Paramount Global Cl B	74,848	2,830,003
Take-Two Interactive Software, Inc.*	14,239	2,189,104
T-Mobile US, Inc.*	72,433	9,296,776
Twitter, Inc.*	98,647	3,816,652
Verizon Communications, Inc.	517,901	26,381,877
Walt Disney Co.*	224,609	30,807,370

		442,120,647

CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	7,693	1,592,143
Amazon.com, Inc.*	53,987	175,994,921
Aptiv PLC*	33,373	3,995,082
AutoZone, Inc.*	2,546	5,205,501
Bath & Body Works, Inc.	31,795	1,519,801
Best Buy Co., Inc.	26,710	2,427,939
Booking Hldgs., Inc.*	5,066	11,897,248
BorgWarner, Inc.	29,580	1,150,662
Caesars Entertainment, Inc.*	26,373	2,040,215
CarMax, Inc.*	19,946	1,924,390
Carnival Corp.*	99,783	2,017,612
Chipotle Mexican Grill, Inc. Cl A*	3,471	5,491,226
Darden Restaurants, Inc.	15,757	2,094,893
Dollar General Corp.	28,585	6,363,879
Dollar Tree, Inc.*	27,752	4,444,483
Domino’s Pizza, Inc.	4,489	1,827,068
DR Horton, Inc.	39,782	2,964,157
eBay, Inc.	77,229	4,422,133
Etsy, Inc.*	15,641	1,943,863
Expedia Group, Inc.*	18,534	3,626,548
Ford Motor Co.	485,257	8,205,696
Garmin Ltd.	18,744	2,223,226
General Motors Co.*	179,257	7,840,701
Genuine Parts Co.	17,570	2,214,171
Hasbro, Inc.	15,997	1,310,474
Hilton Worldwide Hldgs., Inc.*	34,386	5,217,732

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Home Depot, Inc.	128,826	38,561,487
Las Vegas Sands Corp.*	42,414	1,648,632
Lennar Corp. Cl A	32,245	2,617,327
LKQ Corp.	33,084	1,502,344
Lowe’s Cos., Inc.	83,119	16,805,831
Marriott International, Inc. Cl A*	33,750	5,931,563
McDonald’s Corp.	92,186	22,795,754
MGM Resorts International	46,468	1,948,868
Mohawk Industries, Inc.*	6,768	840,586
Newell Brands, Inc.	46,708	1,000,018
NIKE, Inc. Cl B	157,454	21,187,010
Norwegian Cruise Line Hldgs. Ltd.*	51,431	1,125,310
NVR, Inc.*	403	1,800,310
O’Reilly Automotive, Inc.*	8,312	5,693,388
Penn National Gaming, Inc.*	20,494	869,355
Pool Corp.	4,946	2,091,416
PulteGroup, Inc.	30,676	1,285,324
PVH Corp.	8,633	661,374
Ralph Lauren Corp. Cl A	5,710	647,742
Ross Stores, Inc.	43,590	3,943,151
Royal Caribbean Cruises Ltd.*	27,664	2,317,690
Starbucks Corp.	141,911	12,909,644
Tapestry, Inc.	32,568	1,209,901
Target Corp.	59,109	12,544,112
Tesla, Inc.*	103,277	111,291,295
TJX Cos., Inc.	147,164	8,915,195
Tractor Supply Co.	14,041	3,276,748
Ulta Beauty, Inc.*	6,677	2,658,915
Under Armour, Inc. Cl A*	23,273	396,106
Under Armour, Inc. Cl C*	26,532	412,838
VF Corp.	39,822	2,264,279
Whirlpool Corp.	7,279	1,257,666
Wynn Resorts Ltd.*	12,984	1,035,344
Yum! Brands, Inc.	35,653	4,225,950

		567,628,237

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	224,922	11,752,175
Archer-Daniels-Midland Co.	69,031	6,230,738
Brown-Forman Corp. Cl B	22,545	1,510,966
Campbell Soup Co.	24,941	1,111,620
Church & Dwight Co., Inc.	29,855	2,966,990
Clorox Co.	15,181	2,110,615
Coca-Cola Co.	479,592	29,734,704
Colgate-Palmolive Co.	103,981	7,884,879
Conagra Brands, Inc.	59,180	1,986,673
Constellation Brands, Inc. Cl A	20,274	4,669,508
Costco Wholesale Corp.	54,706	31,502,450
Estee Lauder Cos., Inc. Cl A	28,674	7,808,504
General Mills, Inc.	74,417	5,039,519
Hershey Co.	17,937	3,885,692
Hormel Foods Corp.	34,807	1,793,953
JM Smucker Co.	13,369	1,810,296
Kellogg Co.	31,563	2,035,498
Kimberly-Clark Corp.	41,550	5,117,298
Kraft Heinz Co.	87,585	3,449,973
Kroger Co.	82,544	4,735,549
Lamb Weston Hldgs., Inc.	17,914	1,073,228
McCormick & Co., Inc.	30,810	3,074,838
Molson Coors Beverage Co. Cl B	23,243	1,240,711

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Mondelez International, Inc. Cl A	171,276	10,752,707
Monster Beverage Corp.*	46,348	3,703,205
PepsiCo, Inc.	170,674	28,567,414
Philip Morris International, Inc.	191,200	17,961,328
Procter & Gamble Co.	295,722	45,186,322
Sysco Corp.	62,603	5,111,535
Tyson Foods, Inc. Cl A	36,080	3,233,850
Walgreens Boots Alliance, Inc.	88,395	3,957,444
Walmart, Inc.	174,527	25,990,561

		286,990,743

ENERGY (3.8%)
APA Corp.	44,817	1,852,287
Baker Hughes Co. Cl A	111,732	4,068,162
Chevron Corp.	237,816	38,723,579
ConocoPhillips	160,656	16,065,600
Coterra Energy, Inc.	100,370	2,706,979
Devon Energy Corp.	77,674	4,592,864
Diamondback Energy, Inc.	21,010	2,880,051
EOG Resources, Inc.	72,182	8,606,260
Exxon Mobil Corp.	522,289	43,135,849
Halliburton Co.	110,855	4,198,079
Hess Corp.	34,007	3,640,109
Kinder Morgan, Inc.	240,573	4,549,235
Marathon Oil Corp.	96,047	2,411,740
Marathon Petroleum Corp.	71,430	6,107,265
Occidental Petroleum Corp.	109,463	6,210,931
ONEOK, Inc.	55,015	3,885,709
Phillips 66	57,718	4,986,258
Pioneer Natural Resources Co.	28,010	7,003,340
Schlumberger NV	173,133	7,152,124
Valero Energy Corp.	50,437	5,121,373
Williams Cos., Inc.	149,896	5,008,025

		182,905,819

FINANCIALS (11.0%)
Aflac, Inc.	74,016	4,765,890
Allstate Corp.	34,617	4,794,801
American Express Co.	75,881	14,189,747
American International Group, Inc.	102,433	6,429,719
Ameriprise Financial, Inc.	13,682	4,109,526
Aon PLC Cl A	26,500	8,629,195
Arthur J. Gallagher & Co.	25,717	4,490,188
Assurant, Inc.	7,029	1,278,083
Bank of America Corp.	876,960	36,148,291
Bank of New York Mellon Corp.	91,270	4,529,730
Berkshire Hathaway, Inc. Cl B*	225,934	79,734,368
BlackRock, Inc. Cl A	17,590	13,441,750
Brown & Brown, Inc.	28,926	2,090,482
Capital One Financial Corp.	51,062	6,703,930
Cboe Global Markets, Inc.	13,156	1,505,310
Charles Schwab Corp.	185,470	15,636,976
Chubb Ltd.	53,140	11,366,646
Cincinnati Financial Corp.	18,488	2,513,628
Citigroup, Inc.	244,812	13,072,961
Citizens Financial Group, Inc.	52,580	2,383,451
CME Group, Inc. Cl A	44,338	10,546,237
Comerica, Inc.	16,123	1,458,003
Discover Financial Svcs.	35,530	3,915,051
Everest Re Group Ltd.	4,857	1,463,803
FactSet Research Systems, Inc.	4,663	2,024,441

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Fifth Third Bancorp	84,354	3,630,596
First Republic Bank	22,115	3,584,841
Franklin Resources, Inc.	34,690	968,545
Globe Life, Inc.	11,461	1,152,977
Goldman Sachs Group, Inc.	41,879	13,824,258
Hartford Financial Svcs. Group, Inc.	41,316	2,966,902
Huntington Bancshares, Inc.	177,372	2,593,179
Intercontinental Exchange, Inc.	69,315	9,157,898
Invesco Ltd.	42,104	970,918
JPMorgan Chase & Co.	364,587	49,700,500
KeyCorp.	114,591	2,564,547
Lincoln National Corp.	20,549	1,343,083
Loews Corp.	24,190	1,567,996
M&T Bank Corp.	15,878	2,691,321
MarketAxess Hldgs., Inc.	4,691	1,595,878
Marsh & McLennan Cos., Inc.	62,288	10,615,121
MetLife, Inc.	86,565	6,083,788
Moody’s Corp.	19,953	6,732,342
Morgan Stanley	174,887	15,285,124
MSCI, Inc. Cl A	10,026	5,041,875
Nasdaq, Inc.	14,441	2,573,386
Northern Trust Corp.	25,631	2,984,730
People’s United Financial, Inc.	52,792	1,055,312
PNC Financial Svcs. Group, Inc.	51,815	9,557,277
Principal Financial Group, Inc.	29,971	2,200,171
Progressive Corp.	72,097	8,218,337
Prudential Financial, Inc.	46,633	5,510,622
Raymond James Financial, Inc.	23,050	2,533,425
Regions Financial Corp.	116,213	2,586,901
S&P Global, Inc.	43,696	17,923,225
Signature Bank	7,739	2,271,319
State Street Corp.	45,151	3,933,555
SVB Financial Group*	7,248	4,054,894
Synchrony Financial	64,309	2,238,596
T. Rowe Price Group, Inc.	28,276	4,275,048
Travelers Cos., Inc.	29,756	5,437,314
Truist Financial Corp.	164,684	9,337,583
U.S. Bancorp	166,602	8,854,896
Wells Fargo & Co.	479,385	23,230,997
Willis Towers Watson PLC	15,058	3,557,001
WR Berkley Corp.	25,844	1,720,952
Zions Bancorporation	18,706	1,226,365

		524,575,802

HEALTH CARE (13.4%)
Abbott Laboratories	218,151	25,820,352
AbbVie, Inc.	218,101	35,356,353
ABIOMED, Inc.*	5,615	1,859,913
Agilent Technologies, Inc.	37,056	4,903,620
Align Technology, Inc.*	9,047	3,944,492
AmerisourceBergen Corp. Cl A	18,577	2,874,048
Amgen, Inc.	69,489	16,803,830
Anthem, Inc.	29,943	14,708,600
Baxter International, Inc.	61,770	4,789,646
Becton Dickinson & Co.	35,132	9,345,112
Biogen, Inc.*	18,122	3,816,493
Bio-Rad Laboratories, Inc. Cl A*	2,666	1,501,571
Bio-Techne Corp.	4,847	2,098,945
Boston Scientific Corp.*	175,799	7,786,138
Bristol-Myers Squibb Co.	268,908	19,638,351

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Cardinal Health, Inc.	34,181	1,938,063
Catalent, Inc.*	22,096	2,450,446
Centene Corp.*	71,986	6,060,501
Cerner Corp.	36,298	3,396,041
Charles River Laboratories International, Inc.*	6,226	1,767,997
Cigna Corp.	39,842	9,546,542
Cooper Cos., Inc.	6,082	2,539,782
CVS Health Corp.	161,922	16,388,126
Danaher Corp.	78,506	23,028,165
DaVita, Inc.*	7,603	859,975
DENTSPLY SIRONA, Inc.	26,969	1,327,414
Dexcom, Inc.*	11,957	6,117,201
Edwards Lifesciences Corp.*	77,023	9,067,148
Eli Lilly & Co.	97,951	28,050,228
Gilead Sciences, Inc.	154,751	9,199,947
HCA Healthcare, Inc.	29,545	7,404,568
Henry Schein, Inc.*	17,108	1,491,646
Hologic, Inc.*	30,840	2,369,129
Humana, Inc.	15,857	6,900,491
IDEXX Laboratories, Inc.*	10,461	5,722,795
Illumina, Inc.*	19,282	6,737,131
Incyte Corp.*	23,209	1,843,259
Intuitive Surgical, Inc.*	44,134	13,314,345
IQVIA Hldgs., Inc.*	23,568	5,449,157
Johnson & Johnson	324,779	57,560,582
Laboratory Corp. of America Hldgs.*	11,486	3,028,399
McKesson Corp.	18,480	5,657,282
Medtronic PLC	165,876	18,403,942
Merck & Co., Inc.	311,622	25,568,585
Mettler-Toledo International, Inc.*	2,836	3,894,367
Moderna, Inc.*	43,517	7,496,238
Molina Healthcare, Inc.*	7,205	2,403,516
Organon & Co.	31,280	1,092,610
PerkinElmer, Inc.	15,569	2,716,168
Pfizer, Inc.	692,451	35,848,188
Quest Diagnostics, Inc.	14,681	2,009,242
Regeneron Pharmaceuticals, Inc.*	13,165	9,194,699
ResMed, Inc.	18,041	4,375,123
STERIS PLC	12,353	2,986,585
Stryker Corp.	41,420	11,073,637
Teleflex, Inc.	5,779	2,050,563
Thermo Fisher Scientific, Inc.	48,613	28,713,268
UnitedHealth Group, Inc.	116,195	59,255,964
Universal Health Svcs., Inc. Cl B	9,021	1,307,594
Vertex Pharmaceuticals, Inc.*	31,407	8,196,285
Viatris, Inc.	149,201	1,623,307
Waters Corp.*	7,530	2,337,237
West Pharmaceutical Svcs., Inc.	9,139	3,753,479
Zimmer Biomet Hldgs., Inc.	25,773	3,296,367
Zoetis, Inc. Cl A	58,369	11,007,810

		643,068,598

INDUSTRIALS (7.8%)
3M Co.	70,456	10,489,489
Alaska Air Group, Inc.*	15,533	901,069
Allegion PLC	11,066	1,214,825
American Airlines Group, Inc.*	79,909	1,458,339
AMETEK, Inc.	28,538	3,800,691
AO Smith Corp.	16,212	1,035,785
Boeing Co.*	67,608	12,946,932

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Carrier Global Corp.	105,543	4,841,257
Caterpillar, Inc.	66,735	14,869,893
CH Robinson Worldwide, Inc.	16,036	1,727,238
Cintas Corp.	10,878	4,627,392
Copart, Inc.*	26,335	3,304,252
CSX Corp.	273,629	10,247,406
Cummins, Inc.	17,571	3,603,988
Deere & Co.	34,600	14,374,916
Delta Air Lines, Inc.*	78,958	3,124,368
Dover Corp.	17,763	2,787,015
Eaton Corp. PLC	49,175	7,462,798
Emerson Electric Co.	73,281	7,185,202
Equifax, Inc.	15,051	3,568,592
Expeditors International of Washington, Inc.	20,899	2,155,941
Fastenal Co.	71,005	4,217,697
FedEx Corp.	30,074	6,958,823
Fortive Corp.	44,237	2,695,360
Fortune Brands Home & Security, Inc.	16,745	1,243,819
Generac Hldgs., Inc.*	7,783	2,313,575
General Dynamics Corp.	28,435	6,857,953
General Electric Co.	135,622	12,409,413
Honeywell International, Inc.	84,608	16,463,025
Howmet Aerospace, Inc.	46,821	1,682,747
Huntington Ingalls Industries, Inc.	4,942	985,632
IDEX Corp.	9,380	1,798,427
Illinois Tool Works, Inc.	35,238	7,378,837
Ingersoll Rand, Inc.	50,283	2,531,749
Jacobs Engineering Group, Inc.	15,941	2,196,829
JB Hunt Transport Svcs., Inc.	10,364	2,080,988
Johnson Controls International PLC	86,682	5,683,739
L-3 Harris Technologies, Inc.	24,208	6,014,962
Leidos Hldgs., Inc.	17,313	1,870,150
Lockheed Martin Corp.	29,901	13,198,301
Masco Corp.	29,599	1,509,549
Nielsen Hldgs. PLC	44,265	1,205,779
Nordson Corp.	6,676	1,515,986
Norfolk Southern Corp.	29,581	8,437,093
Northrop Grumman Corp.	18,103	8,096,024
Old Dominion Freight Line, Inc.	11,493	3,432,729
Otis Worldwide Corp.	52,427	4,034,258
PACCAR, Inc.	42,846	3,773,447
Parker-Hannifin Corp.	15,850	4,497,596
Pentair PLC	20,415	1,106,697
Quanta Svcs., Inc.	17,580	2,313,704
Raytheon Technologies Corp.	184,107	18,239,481
Republic Svcs., Inc. Cl A	25,765	3,413,863
Robert Half International, Inc.	13,507	1,542,229
Rockwell Automation, Inc.	14,335	4,014,230
Rollins, Inc.	27,924	978,736
Roper Technologies, Inc.	13,014	6,145,601
Snap-on, Inc.	6,593	1,354,730
Southwest Airlines Co.*	73,076	3,346,881
Stanley Black & Decker, Inc.	20,113	2,811,596
Textron, Inc.	27,193	2,022,615
Trane Technologies PLC	28,811	4,399,440
TransDigm Group, Inc.*	6,500	4,235,010
Union Pacific Corp.	78,573	21,466,929
United Airlines Hldgs., Inc.*	39,948	1,851,989
United Parcel Svc., Inc. Cl B	89,955	19,291,749

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

United Rentals, Inc.*	8,934	3,173,446
Verisk Analytics, Inc. Cl A	19,882	4,267,274
Waste Management, Inc.	47,478	7,525,263
Westinghouse Air Brake Technologies Corp.	23,048	2,216,526
WW Grainger, Inc.	5,339	2,753,803
Xylem, Inc.	22,246	1,896,694

		371,180,361

INFORMATION TECHNOLOGY (27.6%)
Accenture PLC Cl A	77,969	26,293,486
Adobe, Inc.*	58,193	26,513,895
Advanced Micro Devices, Inc.*	201,684	22,052,129
Akamai Technologies, Inc.*	20,045	2,393,173
Amphenol Corp. Cl A	73,890	5,567,611
Analog Devices, Inc.	64,809	10,705,151
ANSYS, Inc.*	10,764	3,419,185
Apple, Inc.	1,912,639	333,965,896
Applied Materials, Inc.	109,550	14,438,690
Arista Networks, Inc.*	27,674	3,846,132
Autodesk, Inc.*	27,138	5,817,030
Automatic Data Processing, Inc.	51,820	11,791,123
Broadcom, Inc.	50,936	32,073,380
Broadridge Financial Solutions, Inc.	14,406	2,243,158
Cadence Design Systems, Inc.*	34,190	5,622,887
CDW Corp.	16,744	2,995,334
Ceridian HCM Hldg., Inc.*	16,876	1,153,643
Cisco Systems, Inc.	520,320	29,013,043
Citrix Systems, Inc.	15,387	1,552,548
Cognizant Technology Solutions Corp. Cl A	64,800	5,810,616
Corning, Inc.	92,156	3,401,478
DXC Technology Co.*	30,161	984,153
Enphase Energy, Inc.*	16,523	3,334,011
EPAM Systems, Inc.*	6,997	2,075,380
F5, Inc.*	7,493	1,565,662
Fidelity National Information Svcs., Inc.	75,124	7,543,952
Fiserv, Inc.*	73,307	7,433,330
FleetCor Technologies, Inc.*	10,017	2,494,834
Fortinet, Inc.*	16,742	5,721,411
Gartner, Inc.*	10,146	3,018,029
Global Payments, Inc.	35,129	4,807,052
Hewlett Packard Enterprise Co.	159,570	2,666,415
HP, Inc.	133,574	4,848,736
Intel Corp.	502,356	24,896,763
International Business Machines Corp.	110,637	14,385,023
Intuit, Inc.	34,934	16,797,665
IPG Photonics Corp.*	4,406	483,603
Jack Henry & Associates, Inc.	8,984	1,770,297
Juniper Networks, Inc.	40,117	1,490,748
Keysight Technologies, Inc.*	22,582	3,567,279
KLA Corp.	18,593	6,806,154
Lam Research Corp.	17,210	9,252,268
Mastercard, Inc. Cl A	106,474	38,051,678
Microchip Technology, Inc.	68,592	5,154,003
Micron Technology, Inc.	138,145	10,760,114
Microsoft Corp.	924,877	285,148,828
Monolithic Power Systems, Inc.	5,345	2,595,960
Motorola Solutions, Inc.	20,837	5,046,721
NetApp, Inc.	27,422	2,276,026
NortonLifeLock, Inc.	71,783	1,903,685
NVIDIA Corp.	308,421	84,155,754

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

NXP Semiconductors NV	32,808	6,072,105
Oracle Corp.	194,375	16,080,644
Paychex, Inc.	39,610	5,405,577
Paycom Software, Inc.*	5,940	2,057,497
PayPal Hldgs., Inc.*	143,725	16,621,796
PTC, Inc.*	12,985	1,398,744
Qorvo, Inc.*	13,377	1,660,086
QUALCOMM, Inc.	139,036	21,247,481
Salesforce.com, Inc.*	121,518	25,800,702
Seagate Technology Hldgs. PLC	24,845	2,233,565
ServiceNow, Inc.*	24,674	13,740,704
Skyworks Solutions, Inc.	20,233	2,696,654
SolarEdge Technologies, Inc.*	6,479	2,088,635
Synopsys, Inc.*	18,929	6,308,468
TE Connectivity Ltd.	40,166	5,260,943
Teledyne Technologies, Inc.*	5,756	2,720,458
Teradyne, Inc.	20,110	2,377,605
Texas Instruments, Inc.	113,937	20,905,161
Trimble, Inc.*	30,966	2,233,887
Tyler Technologies, Inc.*	5,055	2,248,919
VeriSign, Inc.*	11,922	2,652,168
Visa, Inc. Cl A	204,597	45,373,477
Western Digital Corp.*	38,604	1,916,689
Zebra Technologies Corp. Cl A*	6,548	2,708,908

		1,323,515,995

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	27,353	6,835,788
Albemarle Corp.	14,431	3,191,416
Amcor PLC	186,746	2,115,832
Avery Dennison Corp.	10,214	1,776,930
Ball Corp.	39,958	3,596,220
Celanese Corp. Cl A	13,327	1,904,028
CF Industries Hldgs., Inc.	26,459	2,726,865
Corteva, Inc.	89,691	5,155,439
Dow, Inc.	90,768	5,783,737
DuPont de Nemours, Inc.	63,277	4,655,922
Eastman Chemical Co.	15,915	1,783,435
Ecolab, Inc.	30,757	5,430,456
FMC Corp.	15,637	2,057,360
Freeport-McMoRan, Inc.	181,113	9,008,561
International Flavors & Fragrances, Inc.	31,403	4,124,156
International Paper Co.	47,776	2,204,862
Linde PLC	63,233	20,198,517
LyondellBasell Industries NV Cl A	32,433	3,334,761
Martin Marietta Materials, Inc.	7,696	2,962,113
Mosaic Co.	45,697	3,038,851
Newmont Corp.	98,378	7,816,132
Nucor Corp.	33,556	4,988,099
Packaging Corp. of America	11,719	1,829,453
PPG Industries, Inc.	29,288	3,838,778
Sealed Air Corp.	18,278	1,223,895
Sherwin-Williams Co.	29,759	7,428,442
Vulcan Materials Co.	16,372	3,007,536
Westrock Co.	32,472	1,527,158

		123,544,742

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	17,956	3,613,645
American Tower Corp.	56,184	14,114,544
AvalonBay Communities, Inc.	17,242	4,282,396

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Boston Properties, Inc.	17,537	2,258,766
CBRE Group, Inc. Cl A*	41,287	3,778,586
Crown Castle International Corp.	53,320	9,842,872
Digital Realty Trust, Inc.	35,010	4,964,418
Duke Realty Corp.	46,985	2,727,949
Equinix, Inc.	11,108	8,237,915
Equity Residential	42,159	3,790,937
Essex Property Trust, Inc.	8,050	2,781,114
Extra Space Storage, Inc.	16,518	3,396,101
Federal Realty Investment Trust	8,729	1,065,549
Healthpeak Properties, Inc.	66,533	2,284,078
Host Hotels & Resorts, Inc.	88,089	1,711,569
Iron Mountain, Inc.	35,721	1,979,301
Kimco Realty Corp.	76,076	1,879,077
Mid-America Apartment Communities, Inc.	14,229	2,980,264
Prologis, Inc.	91,293	14,741,994
Public Storage	18,821	7,345,460
Realty Income Corp.	69,797	4,836,932
Regency Centers Corp.	19,010	1,356,173
SBA Communications Corp. Cl A	13,420	4,617,822
Simon Property Group, Inc.	40,540	5,333,442
UDR, Inc.	36,895	2,116,666
Ventas, Inc.	49,246	3,041,433
Vornado Realty Trust	19,615	888,952
Welltower, Inc.	53,699	5,162,622
Weyerhaeuser Co.	92,193	3,494,115

		128,624,692

UTILITIES (2.7%)
AES Corp.	82,251	2,116,318
Alliant Energy Corp.	30,887	1,929,820
Ameren Corp.	31,780	2,979,693
American Electric Power Co., Inc.	62,135	6,199,209
American Water Works Co., Inc.	22,396	3,707,210
Atmos Energy Corp.	16,708	1,996,439
CenterPoint Energy, Inc.	77,582	2,377,112
CMS Energy Corp.	35,747	2,500,145
Consolidated Edison, Inc.	43,641	4,131,930
Constellation Energy Corp.	40,280	2,265,750
Dominion Energy, Inc.	99,928	8,490,882
DTE Energy Co.	23,902	3,160,083
Duke Energy Corp.	94,897	10,596,199
Edison International	46,869	3,285,517
Entergy Corp.	24,795	2,894,816
Evergy, Inc.	28,289	1,933,270
Eversource Energy	42,415	3,740,579
Exelon Corp.	120,839	5,755,562
FirstEnergy Corp.	70,343	3,225,930
NextEra Energy, Inc.	242,066	20,505,411
NiSource, Inc.	48,447	1,540,615
NRG Energy, Inc.	30,205	1,158,664
Pinnacle West Capital Corp.	13,918	1,086,996
PPL Corp.	92,615	2,645,084
Public Svc. Enterprise Group, Inc.	62,383	4,366,810
Sempra Energy	39,396	6,623,256
Southern Co.	130,746	9,480,392
WEC Energy Group, Inc.	38,915	3,884,106
Xcel Energy, Inc.	66,456	4,796,130

		129,373,928

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $2,294,783,772) 98.7%	4,723,529,564

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	0.10	04/07/22	12,300,000	12,299,789
U.S. Treasury Bill	A-1+	0.14	04/05/22	13,400,000	13,399,776
U.S. Treasury Bill	A-1+	0.16	04/19/22	8,000,000	7,999,370
U.S. Treasury Bill	A-1+	0.16	05/03/22	4,300,000	4,299,389
U.S. Treasury Bill	A-1+	0.18	04/28/22	6,100,000	6,099,177
U.S. Treasury Bill	A-1+	0.19	05/10/22	9,000,000	8,998,172
U.S. Treasury Bill	A-1+	0.22	04/12/22	2,000,000	1,999,869
U.S. Treasury Bill (1)	A-1+	0.33	06/02/22	5,000,000	4,997,158

					60,092,700

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $60,092,691) 1.3%					60,092,700

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	13,817	486,773

TOTAL WARRANTS (Cost: $68,394) 0.0% (2)		486,773

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.15	04/01/22	5,842,113	5,842,113

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,842,113) 0.1%				5,842,113

TOTAL INVESTMENTS (Cost: $2,360,786,970) 100.1%				4,789,951,150

OTHER NET ASSETS -0.1%				(3,696,352)

NET ASSETS 100.0%				$4,786,254,798

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.4%)
Activision Blizzard, Inc.	4,059	325,166
Alphabet, Inc. Cl A*	1,567	4,358,375
Alphabet, Inc. Cl C*	1,447	4,041,457
AT&T, Inc.	37,210	879,272
Charter Communications, Inc. Cl A*	621	338,768
Comcast Corp. Cl A	23,572	1,103,641
Discovery, Inc. Cl A*	883	22,004
Discovery, Inc. Cl C*	1,582	39,502
DISH Network Corp. Cl A*	1,301	41,177
Electronic Arts, Inc.	1,465	185,337
Fox Corp. Cl A	1,646	64,935
Fox Corp. Cl B	760	27,573
Interpublic Group of Cos., Inc.	2,051	72,708
Live Nation Entertainment, Inc.*	704	82,819
Lumen Technologies, Inc.	4,802	54,119
Match Group, Inc.*	1,475	160,391
Meta Platforms, Inc. Cl A*	12,032	2,675,436
Netflix, Inc.*	2,313	866,427
News Corp. Cl A	2,037	45,120
News Corp. Cl B	631	14,210
Omnicom Group, Inc.	1,089	92,434
Paramount Global Cl B	3,161	119,517
Take-Two Interactive Software, Inc.*	602	92,551
T-Mobile US, Inc.*	3,059	392,623
Twitter, Inc.*	4,167	161,221
Verizon Communications, Inc.	21,875	1,114,313
Walt Disney Co.*	9,487	1,301,237

		18,672,333

CONSUMER DISCRETIONARY (6.9%)
Advance Auto Parts, Inc.	325	67,262
Amazon.com, Inc.*	2,280	7,432,686
Aptiv PLC*	1,410	168,791
AutoZone, Inc.*	108	220,815
Bath & Body Works, Inc.	1,343	64,195
Best Buy Co., Inc.	1,128	102,535
Booking Hldgs., Inc.*	214	502,568
BorgWarner, Inc.	1,249	48,586
Caesars Entertainment, Inc.*	1,114	86,179
CarMax, Inc.*	842	81,236
Carnival Corp.*	4,215	85,227
Chipotle Mexican Grill, Inc. Cl A*	147	232,559
Darden Restaurants, Inc.	666	88,545
Dollar General Corp.	1,207	268,715
Dollar Tree, Inc.*	1,172	187,696
Domino’s Pizza, Inc.	190	77,332
DR Horton, Inc.	1,680	125,177
eBay, Inc.	3,262	186,782
Etsy, Inc.*	661	82,149
Expedia Group, Inc.*	783	153,210
Ford Motor Co.	20,496	346,587
Garmin Ltd.	792	93,939
General Motors Co.*	7,571	331,156
Genuine Parts Co.	743	93,633
Hasbro, Inc.	676	55,378

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Hilton Worldwide Hldgs., Inc.*	1,452	220,327
Home Depot, Inc.	5,441	1,628,655
Las Vegas Sands Corp.*	1,791	69,616
Lennar Corp. Cl A	1,362	110,554
LKQ Corp.	1,397	63,438
Lowe’s Cos., Inc.	3,511	709,889
Marriott International, Inc. Cl A*	1,426	250,620
McDonald’s Corp.	3,894	962,908
MGM Resorts International	1,963	82,328
Mohawk Industries, Inc.*	286	35,521
Newell Brands, Inc.	1,973	42,242
NIKE, Inc. Cl B	6,650	894,824
Norwegian Cruise Line Hldgs. Ltd.*	2,172	47,523
NVR, Inc.*	18	80,411
O’Reilly Automotive, Inc.*	351	240,421
Penn National Gaming, Inc.*	866	36,736
Pool Corp.	209	88,375
PulteGroup, Inc.	1,296	54,302
PVH Corp.	365	27,963
Ralph Lauren Corp. Cl A	241	27,339
Ross Stores, Inc.	1,841	166,537
Royal Caribbean Cruises Ltd.*	1,168	97,855
Starbucks Corp.	5,994	545,274
Tapestry, Inc.	1,376	51,118
Target Corp.	2,497	529,913
Tesla, Inc.*	4,362	4,700,491
TJX Cos., Inc.	6,216	376,565
Tractor Supply Co.	594	138,622
Ulta Beauty, Inc.*	283	112,696
Under Armour, Inc. Cl A*	983	16,731
Under Armour, Inc. Cl C*	1,121	17,443
VF Corp.	1,682	95,638
Whirlpool Corp.	308	53,216
Wynn Resorts Ltd.*	549	43,777
Yum! Brands, Inc.	1,506	178,506

		23,981,312

CONSUMER STAPLES (3.5%)
Altria Group, Inc.	9,500	496,375
Archer-Daniels-Midland Co.	2,916	263,198
Brown-Forman Corp. Cl B	953	63,870
Campbell Soup Co.	1,053	46,932
Church & Dwight Co., Inc.	1,261	125,318
Clorox Co.	641	89,118
Coca-Cola Co.	20,257	1,255,934
Colgate-Palmolive Co.	4,392	333,045
Conagra Brands, Inc.	2,500	83,925
Constellation Brands, Inc. Cl A	856	197,154
Costco Wholesale Corp.	2,311	1,330,789
Estee Lauder Cos., Inc. Cl A	1,211	329,780
General Mills, Inc.	3,143	212,844
Hershey Co.	758	164,205
Hormel Foods Corp.	1,470	75,764
J M Smucker Co.	565	76,507
Kellogg Co.	1,333	85,965
Kimberly-Clark Corp.	1,755	216,146
Kraft Heinz Co.	3,699	145,704
Kroger Co.	3,486	199,992
Lamb Weston Hldgs., Inc.	757	45,352

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

McCormick & Co., Inc.	1,301	129,840
Molson Coors Beverage Co. Cl B	982	52,419
Mondelez International, Inc. Cl A	7,234	454,150
Monster Beverage Corp.*	1,958	156,444
PepsiCo, Inc.	7,209	1,206,643
Philip Morris International, Inc.	8,076	758,659
Procter & Gamble Co.	12,491	1,908,625
Sysco Corp.	2,644	215,883
Tyson Foods, Inc. Cl A	1,524	136,596
Walgreens Boots Alliance, Inc.	3,734	167,171
Walmart, Inc.	7,372	1,097,838

		12,122,185

ENERGY (2.2%)
APA Corp.	1,893	78,238
Baker Hughes Co. Cl A	4,719	171,819
Chevron Corp.	10,045	1,635,627
ConocoPhillips	6,786	678,600
Coterra Energy, Inc.	4,239	114,326
Devon Energy Corp.	3,281	194,006
Diamondback Energy, Inc.	887	121,590
EOG Resources, Inc.	3,049	363,532
Exxon Mobil Corp.	22,060	1,821,935
Halliburton Co.	4,682	177,307
Hess Corp.	1,436	153,709
Kinder Morgan, Inc.	10,161	192,145
Marathon Oil Corp.	4,057	101,871
Marathon Petroleum Corp.	3,017	257,954
Occidental Petroleum Corp.	4,623	262,309
ONEOK, Inc.	2,324	164,144
Phillips 66	2,438	210,619
Pioneer Natural Resources Co.	1,183	295,785
Schlumberger NV	7,313	302,100
Valero Energy Corp.	2,130	216,280
Williams Cos., Inc.	6,331	211,519

		7,725,415

FINANCIALS (6.4%)
Aflac, Inc.	3,126	201,283
Allstate Corp.	1,462	202,502
American Express Co.	3,205	599,335
American International Group, Inc.	4,327	271,606
Ameriprise Financial, Inc.	578	173,608
Aon PLC Cl A	1,119	364,380
Arthur J. Gallagher & Co.	1,086	189,616
Assurant, Inc.	297	54,003
Bank of America Corp.	37,041	1,526,830
Bank of New York Mellon Corp.	3,855	191,324
Berkshire Hathaway, Inc. Cl B*	9,543	3,367,820
BlackRock, Inc. Cl A	743	567,778
Brown & Brown, Inc.	1,222	88,314
Capital One Financial Corp.	2,157	283,193
Cboe Global Markets, Inc.	556	63,617
Charles Schwab Corp.	7,834	660,484
Chubb Ltd.	2,244	479,992
Cincinnati Financial Corp.	781	106,185
Citigroup, Inc.	10,340	552,156
Citizens Financial Group, Inc.	2,221	100,678
CME Group, Inc. Cl A	1,873	445,512
Comerica, Inc.	681	61,583

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Discover Financial Svcs.	1,501	165,395
Everest Re Group Ltd.	205	61,783
FactSet Research Systems, Inc.	197	85,528
Fifth Third Bancorp	3,563	153,352
First Republic Bank	935	151,564
Franklin Resources, Inc.	1,465	40,903
Globe Life, Inc.	485	48,791
Goldman Sachs Group, Inc.	1,769	583,947
Hartford Financial Svcs. Group, Inc.	1,745	125,308
Huntington Bancshares, Inc.	7,492	109,533
Intercontinental Exchange, Inc.	2,928	386,847
Invesco Ltd.	1,778	41,001
JPMorgan Chase & Co.	15,399	2,099,192
KeyCorp.	4,840	108,319
Lincoln National Corp.	868	56,732
Loews Corp.	1,022	66,246
M&T Bank Corp.	671	113,734
MarketAxess Hldgs., Inc.	198	67,360
Marsh & McLennan Cos., Inc.	2,631	448,375
MetLife, Inc.	3,656	256,944
Moody’s Corp.	843	284,437
Morgan Stanley	7,387	645,624
MSCI, Inc. Cl A	423	212,718
Nasdaq, Inc.	610	108,702
Northern Trust Corp.	1,083	126,115
People’s United Financial, Inc.	2,230	44,578
PNC Financial Svcs. Group, Inc.	2,189	403,761
Principal Financial Group, Inc.	1,266	92,937
Progressive Corp.	3,045	347,099
Prudential Financial, Inc.	1,970	232,795
Raymond James Financial, Inc.	974	107,052
Regions Financial Corp.	4,909	109,274
S&P Global, Inc.	1,846	757,192
Signature Bank	327	95,971
State Street Corp.	1,907	166,138
SVB Financial Group*	306	171,192
Synchrony Financial	2,716	94,544
T. Rowe Price Group, Inc.	1,194	180,521
Travelers Cos., Inc.	1,257	229,692
Truist Financial Corp.	6,956	394,405
U.S. Bancorp	7,037	374,017
Wells Fargo & Co.	20,248	981,218
Willis Towers Watson PLC	636	150,236
WR Berkley Corp.	1,092	72,866
Zions Bancorporation	790	51,792

		22,157,529

HEALTH CARE (7.8%)
Abbott Laboratories	9,214	1,090,569
AbbVie, Inc.	9,212	1,493,357
ABIOMED, Inc.*	237	78,504
Agilent Technologies, Inc.	1,565	207,097
Align Technology, Inc.*	382	166,552
AmerisourceBergen Corp. Cl A	785	121,447
Amgen, Inc.	2,935	709,742
Anthem, Inc.	1,265	621,393
Baxter International, Inc.	2,609	202,302
Becton Dickinson & Co.	1,484	394,744
Biogen, Inc.*	765	161,109

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Bio-Rad Laboratories, Inc. Cl A*	113	63,645
Bio-Techne Corp.	205	88,773
Boston Scientific Corp.*	7,425	328,853
Bristol-Myers Squibb Co.	11,358	829,475
Cardinal Health, Inc.	1,444	81,875
Catalent, Inc.*	934	103,581
Centene Corp.*	3,041	256,022
Cerner Corp.	1,533	143,428
Charles River Laboratories International, Inc.*	263	74,684
Cigna Corp.	1,683	403,264
Cooper Cos., Inc.	257	107,321
CVS Health Corp.	6,839	692,175
Danaher Corp.	3,316	972,682
DaVita, Inc.*	322	36,421
DENTSPLY SIRONA, Inc.	1,139	56,062
Dexcom, Inc.*	505	258,358
Edwards Lifesciences Corp.*	3,253	382,943
Eli Lilly & Co.	4,137	1,184,713
Gilead Sciences, Inc.	6,536	388,565
HCA Healthcare, Inc.	1,248	312,774
Henry Schein, Inc.*	723	63,038
Hologic, Inc.*	1,303	100,096
Humana, Inc.	670	291,564
IDEXX Laboratories, Inc.*	442	241,800
Illumina, Inc.*	814	284,412
Incyte Corp.*	981	77,911
Intuitive Surgical, Inc.*	1,864	562,331
IQVIA Hldgs., Inc.*	995	230,054
Johnson & Johnson	13,718	2,431,241
Laboratory Corp. of America Hldgs.*	485	127,875
McKesson Corp.	781	239,088
Medtronic PLC	7,006	777,316
Merck & Co., Inc.	13,162	1,079,942
Mettler-Toledo International, Inc.*	120	164,783
Moderna, Inc.*	1,838	316,614
Molina Healthcare, Inc.*	305	101,745
Organon & Co.	1,321	46,142
PerkinElmer, Inc.	658	114,795
Pfizer, Inc.	29,247	1,514,117
Quest Diagnostics, Inc.	621	84,990
Regeneron Pharmaceuticals, Inc.*	557	389,020
ResMed, Inc.	762	184,793
STERIS PLC	522	126,204
Stryker Corp.	1,749	467,595
Teleflex, Inc.	244	86,579
Thermo Fisher Scientific, Inc.	2,053	1,212,604
UnitedHealth Group, Inc.	4,908	2,502,933
Universal Health Svcs., Inc. Cl B	381	55,226
Vertex Pharmaceuticals, Inc.*	1,327	346,307
Viatris, Inc.	6,302	68,566
Waters Corp.*	318	98,704
West Pharmaceutical Svcs., Inc.	386	158,534
Zimmer Biomet Hldgs., Inc.	1,089	139,283
Zoetis, Inc. Cl A	2,465	464,874

		27,163,506

INDUSTRIALS (4.5%)
3M Co.	2,976	443,067
Alaska Air Group, Inc.*	656	38,054

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Allegion PLC	467	51,267
American Airlines Group, Inc.*	3,375	61,594
AMETEK, Inc.	1,205	160,482
AO Smith Corp.	685	43,765
Boeing Co.*	2,856	546,924
Carrier Global Corp.	4,458	204,488
Caterpillar, Inc.	2,819	628,130
CH Robinson Worldwide, Inc.	677	72,920
Cintas Corp.	460	195,679
Copart, Inc.*	1,112	139,523
CSX Corp.	11,557	432,810
Cummins, Inc.	742	152,192
Deere & Co.	1,461	606,987
Delta Air Lines, Inc.*	3,335	131,966
Dover Corp.	750	117,675
Eaton Corp. PLC	2,077	315,205
Emerson Electric Co.	3,095	303,465
Equifax, Inc.	636	150,795
Expeditors International of Washington, Inc.	883	91,090
Fastenal Co.	2,999	178,141
FedEx Corp.	1,270	293,865
Fortive Corp.	1,868	113,817
Fortune Brands Home & Security, Inc.	708	52,590
Generac Hldgs., Inc.*	329	97,798
General Dynamics Corp.	1,201	289,657
General Electric Co.	5,728	524,112
Honeywell International, Inc.	3,574	695,429
Howmet Aerospace, Inc.	1,978	71,089
Huntington Ingalls Industries, Inc.	209	41,683
IDEX Corp.	397	76,117
Illinois Tool Works, Inc.	1,488	311,587
Ingersoll Rand, Inc.	2,124	106,944
Jacobs Engineering Group, Inc.	673	92,746
JB Hunt Transport Svcs., Inc.	438	87,946
Johnson Controls International PLC	3,661	240,052
L-3 Harris Technologies, Inc.	1,022	253,937
Leidos Hldgs., Inc.	731	78,963
Lockheed Martin Corp.	1,263	557,488
Masco Corp.	1,250	63,750
Nielsen Hldgs. PLC	1,870	50,939
Nordson Corp.	282	64,037
Norfolk Southern Corp.	1,249	356,240
Northrop Grumman Corp.	765	342,123
Old Dominion Freight Line, Inc.	486	145,158
Otis Worldwide Corp.	2,214	170,367
PACCAR, Inc.	1,810	159,407
Parker-Hannifin Corp.	669	189,835
Pentair PLC	862	46,729
Quanta Svcs., Inc.	743	97,786
Raytheon Technologies Corp.	7,776	770,368
Republic Svcs., Inc. Cl A	1,088	144,160
Robert Half International, Inc.	571	65,197
Rockwell Automation, Inc.	606	169,698
Rollins, Inc.	1,179	41,324
Roper Technologies, Inc.	550	259,726
Snap-on, Inc.	279	57,329
Southwest Airlines Co.*	3,087	141,385
Stanley Black & Decker, Inc.	850	118,821

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Textron, Inc.	1,149	85,463
Trane Technologies PLC	1,217	185,836
TransDigm Group, Inc.*	275	179,174
Union Pacific Corp.	3,319	906,784
United Airlines Hldgs., Inc.*	1,687	78,209
United Parcel Svc., Inc. Cl B	3,799	814,734
United Rentals, Inc.*	378	134,269
Verisk Analytics, Inc. Cl A	840	180,289
Waste Management, Inc.	2,005	317,793
Westinghouse Air Brake Technologies Corp.	973	93,573
WW Grainger, Inc.	226	116,569
Xylem, Inc.	940	80,144

		15,679,255

INFORMATION TECHNOLOGY (16.1%)
Accenture PLC Cl A	3,293	1,110,498
Adobe, Inc.*	2,458	1,119,914
Advanced Micro Devices, Inc.*	8,519	931,467
Akamai Technologies, Inc.*	847	101,123
Amphenol Corp. Cl A	3,121	235,167
Analog Devices, Inc.	2,737	452,098
ANSYS, Inc.*	455	144,531
Apple, Inc.	80,785	14,105,869
Applied Materials, Inc.	4,627	609,839
Arista Networks, Inc.*	1,169	162,468
Autodesk, Inc.*	1,146	245,645
Automatic Data Processing, Inc.	2,189	498,085
Broadcom, Inc.	2,151	1,354,442
Broadridge Financial Solutions, Inc.	609	94,827
Cadence Design Systems, Inc.*	1,444	237,480
CDW Corp.	708	126,654
Ceridian HCM Hldg., Inc.*	713	48,741
Cisco Systems, Inc.	21,977	1,225,438
Citrix Systems, Inc.	650	65,585
Cognizant Technology Solutions Corp. Cl A	2,737	245,427
Corning, Inc.	3,892	143,654
DXC Technology Co.*	1,274	41,571
Enphase Energy, Inc.*	698	140,843
EPAM Systems, Inc.*	296	87,797
F5, Inc.*	317	66,237
Fidelity National Information Svcs., Inc.	3,173	318,633
Fiserv, Inc.*	3,096	313,934
FleetCor Technologies, Inc.*	424	105,601
Fortinet, Inc.*	708	241,952
Gartner, Inc.*	429	127,610
Global Payments, Inc.	1,484	203,071
Hewlett Packard Enterprise Co.	6,740	112,625
HP, Inc.	5,642	204,805
Intel Corp.	21,218	1,051,564
International Business Machines Corp.	4,673	607,584
Intuit, Inc.	1,476	709,720
IPG Photonics Corp.*	186	20,415
Jack Henry & Associates, Inc.	379	74,682
Juniper Networks, Inc.	1,694	62,949
Keysight Technologies, Inc.*	954	150,704
KLA Corp.	785	287,357
Lam Research Corp.	727	390,842
Mastercard, Inc. Cl A	4,497	1,607,138
Microchip Technology, Inc.	2,897	217,681

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Micron Technology, Inc.	5,835	454,488
Microsoft Corp.	39,065	12,044,130
Monolithic Power Systems, Inc.	226	109,764
Motorola Solutions, Inc.	881	213,378
NetApp, Inc.	1,158	96,114
NortonLifeLock, Inc.	3,032	80,409
NVIDIA Corp.	13,027	3,554,547
NXP Semiconductors NV	1,386	256,521
Oracle Corp.	8,210	679,213
Paychex, Inc.	1,673	228,314
Paycom Software, Inc.*	251	86,941
PayPal Hldgs., Inc.*	6,071	702,111
PTC, Inc.*	548	59,031
Qorvo, Inc.*	565	70,117
QUALCOMM, Inc.	5,873	897,512
Salesforce.com, Inc.*	5,133	1,089,839
Seagate Technology Hldgs. PLC	1,049	94,305
ServiceNow, Inc.*	1,042	580,279
Skyworks Solutions, Inc.	855	113,954
SolarEdge Technologies, Inc.*	274	88,329
Synopsys, Inc.*	800	266,616
TE Connectivity Ltd.	1,697	222,273
Teledyne Technologies, Inc.*	243	114,849
Teradyne, Inc.	850	100,495
Texas Instruments, Inc.	4,812	882,906
Trimble, Inc.*	1,308	94,359
Tyler Technologies, Inc.*	214	95,206
VeriSign, Inc.*	504	112,120
Visa, Inc. Cl A	8,642	1,916,536
Western Digital Corp.*	1,631	80,979
Zebra Technologies Corp. Cl A*	277	114,595

		55,904,497

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,155	288,646
Albemarle Corp.	610	134,902
Amcor PLC	7,888	89,371
Avery Dennison Corp.	432	75,155
Ball Corp.	1,688	151,920
Celanese Corp. Cl A	563	80,436
CF Industries Hldgs., Inc.	1,118	115,221
Corteva, Inc.	3,788	217,734
Dow, Inc.	3,834	244,302
DuPont de Nemours, Inc.	2,673	196,679
Eastman Chemical Co.	672	75,304
Ecolab, Inc.	1,299	229,352
FMC Corp.	660	86,836
Freeport-McMoRan, Inc.	7,650	380,511
International Flavors & Fragrances, Inc.	1,326	174,144
International Paper Co.	2,018	93,131
Linde PLC	2,671	853,198
LyondellBasell Industries NV Cl A	1,370	140,863
Martin Marietta Materials, Inc.	325	125,089
Mosaic Co.	1,930	128,345
Newmont Corp.	4,155	330,115
Nucor Corp.	1,417	210,637
Packaging Corp. of America	495	77,274
PPG Industries, Inc.	1,238	162,265
Sealed Air Corp.	772	51,693

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Sherwin-Williams Co.	1,257	313,772
Vulcan Materials Co.	691	126,937
Westrock Co.	1,372	64,525

		5,218,357

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	759	152,749
American Tower Corp.	2,373	596,145
AvalonBay Communities, Inc.	729	181,062
Boston Properties, Inc.	741	95,441
CBRE Group, Inc. Cl A*	1,744	159,611
Crown Castle International Corp.	2,252	415,719
Digital Realty Trust, Inc.	1,479	209,722
Duke Realty Corp.	1,985	115,249
Equinix, Inc.	469	347,820
Equity Residential	1,781	160,147
Essex Property Trust, Inc.	340	117,463
Extra Space Storage, Inc.	698	143,509
Federal Realty Investment Trust	369	45,044
Healthpeak Properties, Inc.	2,810	96,467
Host Hotels & Resorts, Inc.	3,721	72,299
Iron Mountain, Inc.	1,509	83,614
Kimco Realty Corp.	3,213	79,361
Mid-America Apartment Communities, Inc.	601	125,879
Prologis, Inc.	3,856	622,667
Public Storage	795	310,273
Realty Income Corp.	2,948	204,296
Regency Centers Corp.	803	57,286
SBA Communications Corp. Cl A	567	195,105
Simon Property Group, Inc.	1,712	225,231
UDR, Inc.	1,558	89,382
Ventas, Inc.	2,080	128,461
Vornado Realty Trust	828	37,525
Welltower, Inc.	2,268	218,045
Weyerhaeuser Co.	3,894	147,583

		5,433,155

UTILITIES (1.6%)
AES Corp.	3,474	89,386
Alliant Energy Corp.	1,305	81,537
Ameren Corp.	1,342	125,826
American Electric Power Co., Inc.	2,624	261,797
American Water Works Co., Inc.	946	156,591
Atmos Energy Corp.	706	84,360
CenterPoint Energy, Inc.	3,277	100,407
CMS Energy Corp.	1,510	105,609
Consolidated Edison, Inc.	1,843	174,495
Constellation Energy Corp.	1,701	95,722
Dominion Energy, Inc.	4,221	358,658
DTE Energy Co.	1,010	133,532
Duke Energy Corp.	4,008	447,533
Edison International	1,980	138,798
Entergy Corp.	1,047	122,237
Evergy, Inc.	1,195	81,666
Eversource Energy	1,791	157,948
Exelon Corp.	5,104	243,104
FirstEnergy Corp.	2,971	136,250
NextEra Energy, Inc.	10,224	866,075
NiSource, Inc.	2,047	65,095
NRG Energy, Inc.	1,276	48,947

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Pinnacle West Capital Corp.	588	45,923
PPL Corp.	3,912	111,727
Public Svc. Enterprise Group, Inc.	2,635	184,450
Sempra Energy	1,664	279,752
Southern Co.	5,522	400,400
WEC Energy Group, Inc.	1,644	164,088
Xcel Energy, Inc.	2,807	202,581

		5,464,494

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $110,526,855 ) 57.5%		199,522,038

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (1)	A-1+	0.35	06/02/22	500,000	499,716

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.1%) (Cost: $499,699) 0.1%					499,716

	Shares	Value
WARRANTS:
ENERGY (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	16	564

TOTAL INDEXED ASSETS-WARRANTS (Cost: $79 ) 0.0% (2)		564

TOTAL INDEXED ASSETS (Cost: $111,026,633) 57.6%		200,022,318

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	2,042	66,140
Cardlytics, Inc.*	4,749	261,100
Cogent Communications Hldgs., Inc.	3,063	203,230
Discovery, Inc. Cl A*	6,569	163,700
Discovery, Inc. Cl C*	4,583	114,437
EchoStar Corp. Cl A*	12,882	313,548
Fox Corp. Cl A	10,289	405,901
Take-Two Interactive Software, Inc.*	3,565	548,084
TEGNA, Inc.	46,899	1,050,538
Twitter, Inc.*	5,440	210,474
Zynga, Inc. Cl A*	62,409	576,659

		3,913,811

CONSUMER DISCRETIONARY (4.5%)
Aptiv PLC*	1,891	226,372
AutoZone, Inc.*	488	997,755
Bed Bath & Beyond, Inc.*	2,580	58,127
Bloomin’ Brands, Inc.	41,745	915,885
Bright Horizons Family Solutions, Inc.*	1,630	216,285
Caesars Entertainment, Inc.*	3,643	281,823
Capri Hldgs. Ltd.*	13,344	685,748
Darden Restaurants, Inc.	3,807	506,140
Five Below, Inc.*	5,779	915,220
Foot Locker, Inc.	2,577	76,434

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Ford Motor Co.	15,208	257,168
Fox Factory Hldg. Corp.*	1,863	182,481
Golden Entertainment, Inc.*	12,312	714,958
Hanesbrands, Inc.	18,983	282,657
Haverty Furniture Cos., Inc.	938	25,720
Johnson Outdoors, Inc. Cl A	813	63,194
Lithia Motors, Inc. Cl A	1,408	422,569
Marriott Vacations Worldwide Corp.	10,190	1,606,963
Murphy USA, Inc.	820	163,967
NVR, Inc.*	84	375,251
Ollie’s Bargain Outlet Hldgs., Inc.*	10,995	472,345
Ralph Lauren Corp. Cl A	2,815	319,334
Rent-A-Center, Inc.	2,240	56,426
Skyline Champion Corp.*	7,642	419,393
Sonic Automotive, Inc. Cl A	18,268	776,573
Sonos, Inc.*	14,769	416,781
Steven Madden Ltd.	33,742	1,303,791
Taylor Morrison Home Corp. Cl A*	23,223	632,130
Tempur Sealy International, Inc.	13,470	376,082
Tractor Supply Co.	3,245	757,285
Williams-Sonoma, Inc.	4,118	597,110
XPEL, Inc.*	5,877	309,189
YETI Hldgs., Inc.*	3,396	203,692

		15,614,848

CONSUMER STAPLES (1.0%)
BJ’s Wholesale Club Hldgs., Inc.*	4,263	288,221
Church & Dwight Co., Inc.	6,797	675,486
Constellation Brands, Inc. Cl A	3,895	897,096
Crimson Wine Group Ltd.*	39,259	317,605
Freshpet, Inc.*	4,449	456,645
TreeHouse Foods, Inc.*	30,775	992,802

		3,627,855

ENERGY (3.0%)
Baker Hughes Co. Cl A	21,988	800,583
ChampionX Corp.*	33,026	808,476
Cheniere Energy, Inc.	6,590	913,704
Chesapeake Energy Corp.	6,415	558,105
Devon Energy Corp.	30,442	1,800,035
DT Midstream, Inc.	3,613	196,041
EQT Corp.	28,942	995,894
Hess Corp.	1,751	187,427
Magnolia Oil & Gas Corp. Cl A	8,320	196,768
MPLX LP	4,600	152,628
Northern Oil & Gas, Inc.	13,769	388,148
Ovintiv, Inc.	10,350	559,624
PDC Energy, Inc.	12,578	914,169
Renewable Energy Group, Inc.*	10,023	607,896
Southwestern Energy Co.*	43,078	308,869
Williams Cos., Inc.	26,987	901,636

		10,290,003

FINANCIALS (6.0%)
American Equity Investment Life Hldg. Co.	9,136	364,618
American Financial Group, Inc.	4,097	596,605
Ameriprise Financial, Inc.	4,405	1,323,086
Argo Group International Hldgs. Ltd.	5,544	228,856
Bank of Marin Bancorp	4,122	144,559
Banner Corp.	8,507	497,915
Brookline Bancorp, Inc.	25,844	408,852

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Brown & Brown, Inc.	7,351	531,257
Dime Community Bancshares, Inc.	7,366	254,643
Discover Financial Svcs.	5,833	642,738
Eastern Bankshares, Inc.	38,624	831,961
Ellington Financial, Inc.	24,266	430,722
Enterprise Financial Svcs. Corp.	10,613	502,101
Essent Group Ltd.	11,488	473,420
Everest Re Group Ltd.	926	279,078
Fifth Third Bancorp	22,816	982,000
First Financial Bankshares, Inc.	3,420	150,890
First Foundation, Inc.	8,180	198,692
First Interstate BancSystem, Inc. Cl A	15,419	566,957
First Republic Bank	3,079	499,105
Glacier Bancorp, Inc.	4,184	210,372
Globe Life, Inc.	4,377	440,326
Goosehead Insurance, Inc. Cl A	2,227	174,975
Green Dot Corp. Cl A*	24,368	669,633
Hancock Whitney Corp.	11,109	579,334
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,531	120,045
Hartford Financial Svcs. Group, Inc.	10,912	783,591
Home BancShares, Inc.	18,760	423,976
Houlihan Lokey, Inc. Cl A	3,106	272,707
iShares Micro-Cap ETF	1,055	135,947
iShares Russell 2000 Growth ETF	287	73,400
iShares Russell 2000 Value ETF	85	13,719
KeyCorp.	14,714	329,300
Metropolitan Bank Hldg. Corp.*	3,587	365,049
Moelis & Co. Cl A	4,140	194,373
MSCI, Inc. Cl A	624	313,797
Primerica, Inc.	4,273	584,632
Raymond James Financial, Inc.	4,311	473,822
Reinsurance Group of America, Inc. Cl A	1,673	183,127
RLI Corp.	1,845	204,112
Selective Insurance Group, Inc.	5,971	533,569
Signature Bank	1,098	322,252
Silvergate Capital Corp. Cl A*	1,446	217,724
Starwood Property Trust, Inc.	22,596	546,145
Stifel Financial Corp.	2,731	185,435
Stock Yards Bancorp, Inc.	9,736	515,034
SVB Financial Group*	1,090	609,800
Synchrony Financial	4,509	156,958
TriCo Bancshares	6,671	267,040
UMB Financial Corp.	4,555	442,564
Voya Financial, Inc.	2,963	196,595
Webster Financial Corp.	7,060	396,208
Zions Bancorporation	2,359	154,657

		20,998,273

HEALTH CARE (4.5%)
ACADIA Pharmaceuticals, Inc.*	4,811	116,522
Agilent Technologies, Inc.	5,898	780,483
Align Technology, Inc.*	515	224,540
Amicus Therapeutics, Inc.*	9,126	86,423
AMN Healthcare Svcs., Inc.*	1,829	190,715
Arrowhead Pharmaceuticals, Inc.*	2,226	102,374
BioCryst Pharmaceuticals, Inc.*	12,848	208,908
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,681	199,316
Blueprint Medicines Corp.*	1,994	127,377
CareDx, Inc.*	3,473	128,466

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Centene Corp.*	3,071	258,547
Cerner Corp.	4,838	452,644
Chemed Corp.	611	309,502
ChemoCentryx, Inc.*	6,564	164,559
Coherus Biosciences, Inc.*	7,867	101,563
CONMED Corp.	2,193	325,770
Emergent BioSolutions, Inc.*	3,838	157,588
Envista Hldgs. Corp.*	7,333	357,190
Exact Sciences Corp.*	1,499	104,810
Fate Therapeutics, Inc.*	2,951	114,410
Horizon Therapeutics PLC*	6,472	680,919
Humana, Inc.	397	172,762
IDEXX Laboratories, Inc.*	556	304,165
Incyte Corp.*	1,890	150,104
Inmode Ltd.*	3,240	119,588
Insmed, Inc.*	4,215	99,052
Inspire Medical Systems, Inc.*	856	219,727
Insulet Corp.*	948	252,538
iRhythm Technologies, Inc.*	1,315	207,073
Krystal Biotech, Inc.*	1,413	94,021
LHC Group, Inc.*	2,385	402,111
Madrigal Pharmaceuticals, Inc.*	848	83,206
Medpace Hldgs., Inc.*	1,571	257,000
Mettler-Toledo International, Inc.*	340	466,884
NanoString Technologies, Inc.*	11,197	389,096
Natera, Inc.*	1,182	48,084
Neogen Corp.*	4,240	130,762
NeoGenomics, Inc.*	4,258	51,735
Nevro Corp.*	1,039	75,151
NextGen Healthcare, Inc.*	24,437	510,978
Novavax, Inc.*	1,276	93,977
Omnicell, Inc.*	2,245	290,705
OrthoPediatrics Corp.*	3,466	187,129
Pacific Biosciences of California, Inc.*	5,366	48,831
Penumbra, Inc.*	923	205,026
Quidel Corp.*	2,874	323,210
Repligen Corp.*	798	150,096
Sage Therapeutics, Inc.*	1,086	35,947
SeaSpine Hldgs. Corp.*	33,365	405,718
Sientra, Inc.*	93,598	207,788
Silk Road Medical, Inc.*	2,436	100,582
Simulations Plus, Inc.	3,838	195,661
Sorrento Therapeutics, Inc.*	12,652	29,479
STAAR Surgical Co.*	2,094	167,332
Supernus Pharmaceuticals, Inc.*	20,295	655,934
Syneos Health, Inc. Cl A*	8,762	709,284
Tactile Systems Technology, Inc.*	3,393	68,403
Tandem Diabetes Care, Inc.*	3,535	411,085
Tenet Healthcare Corp.*	2,334	200,631
Ultragenyx Pharmaceutical, Inc.*	3,279	238,121
Veeva Systems, Inc. Cl A*	1,197	254,315
Vericel Corp.*	12,422	474,769
Xencor, Inc.*	2,745	73,237
Zimmer Biomet Hldgs., Inc.	5,988	765,866
Zimvie, Inc.*	598	13,659

		15,533,448

INDUSTRIALS (6.8%)
Alaska Air Group, Inc.*	12,286	712,710

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Arcosa, Inc.	7,152	409,452
Atkore, Inc.*	3,064	301,620
Axon Enterprise, Inc.*	2,572	354,242
AZEK Co., Inc. Cl A*	4,080	101,347
Bloom Energy Corp. Cl A*	6,933	167,432
Builders FirstSource, Inc.*	15,112	975,328
Carlisle Cos., Inc.	4,455	1,095,574
Casella Waste Systems, Inc. Cl A*	2,452	214,918
Chart Industries, Inc.*	2,231	383,219
Clean Harbors, Inc.*	6,012	671,180
Crane Co.	4,976	538,801
Deluxe Corp.	22,384	676,892
Dover Corp.	5,061	794,071
Ducommun, Inc.*	5,337	279,605
EMCOR Group, Inc.	3,057	344,310
Encore Wire Corp.	3,888	443,504
EnPro Industries, Inc.	7,613	744,018
ESCO Technologies, Inc.	10,232	715,421
Federal Signal Corp.	11,056	373,140
Franklin Electric Co., Inc.	3,044	252,774
Generac Hldgs., Inc.*	1,787	531,203
Gorman-Rupp Co.	4,373	156,903
Graco, Inc.	5,559	387,573
HEICO Corp. Cl A	1,745	221,318
IAA, Inc.*	4,408	168,606
ICF International, Inc.	5,538	521,347
Jacobs Engineering Group, Inc.	3,269	450,501
KBR, Inc.	14,849	812,686
L-3 Harris Technologies, Inc.	1,402	348,355
ManTech International Corp. Cl A	2,740	236,161
Masonite International Corp.*	1,851	164,628
Miller Industries, Inc.	20,228	569,620
Mueller Industries, Inc.	28,400	1,538,428
Old Dominion Freight Line, Inc.	3,729	1,113,778
Oshkosh Corp.	4,878	490,971
Quanta Svcs., Inc.	4,224	555,921
Rockwell Automation, Inc.	823	230,465
Saia, Inc.*	1,316	320,867
Simpson Manufacturing Co., Inc.	1,729	188,530
Stanley Black & Decker, Inc.	1,984	277,343
Tetra Tech, Inc.	1,535	253,183
TransUnion	4,649	480,428
Trex Co., Inc.*	6,288	410,795
UFP Industries, Inc.	11,106	856,939
Univar Solutions, Inc.*	17,331	557,018
Upwork, Inc.*	3,500	81,340
VSE Corp.	13,134	605,347
Werner Enterprises, Inc.	8,252	338,333
Willdan Group, Inc.*	4,455	136,725

		23,554,870

INFORMATION TECHNOLOGY (6.4%)
Akoustis Technologies, Inc.*	13,470	87,555
Altair Engineering, Inc. Cl A*	2,919	187,984
Ambarella, Inc.*	1,552	162,836
Amphenol Corp. Cl A	6,770	510,120
Anaplan, Inc.*	1,848	120,212
Arteris, Inc.*	11,205	145,665
Belden, Inc.	7,382	408,963

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Blackline, Inc.*	1,907	139,631
Cambium Networks Corp.*	6,051	143,046
Ciena Corp.*	4,596	278,655
CMC Materials, Inc.	3,480	645,192
Cohu, Inc.*	17,993	532,593
Credo Technology Group Hldg. Ltd.*	7,497	114,179
Digi International, Inc.*	3,583	77,106
Domo, Inc. Cl B*	6,100	308,477
DXC Technology Co.*	20,545	670,383
EPAM Systems, Inc.*	803	238,177
Euronet Worldwide, Inc.*	7,907	1,029,096
Fabrinet*	1,468	154,331
Five9, Inc.*	8,308	917,203
Globant S.A.*	1,091	285,918
Guidewire Software, Inc.*	1,947	184,225
Hewlett Packard Enterprise Co.	16,811	280,912
II-VI, Inc.*	7,303	529,394
Keysight Technologies, Inc.*	1,293	204,256
KLA Corp.	1,014	371,185
LivePerson, Inc.*	4,389	107,179
Lumentum Hldgs., Inc.*	6,985	681,736
Marvell Technology, Inc.	4,682	335,746
Maximus, Inc.	2,366	177,332
MaxLinear, Inc. Cl A*	8,401	490,198
Microchip Technology, Inc.	3,406	255,926
MKS Instruments, Inc.	2,880	432,000
MongoDB, Inc. Cl A*	502	222,682
Monolithic Power Systems, Inc.	1,032	501,221
Motorola Solutions, Inc.	1,741	421,670
Novanta, Inc.*	1,512	215,142
Okta, Inc. Cl A*	1,382	208,627
Palo Alto Networks, Inc.*	896	557,769
PDF Solutions, Inc.*	5,621	156,657
Perficient, Inc.*	7,482	823,693
Ping Identity Hldg. Corp.*	12,308	337,608
PTC, Inc.*	4,482	482,801
Q2 Hldgs., Inc.*	1,725	106,346
Qorvo, Inc.*	1,875	232,688
Rapid7, Inc.*	5,768	641,632
Richardson Electronics Ltd.*	11,099	138,072
Sailpoint Technologies Hldgs., Inc.*	12,460	637,703
Sequans Communications S.A.*	14,660	44,566
Silicon Laboratories, Inc.*	1,270	190,754
Skyworks Solutions, Inc.	1,338	178,329
Splunk, Inc.*	3,129	465,001
Synaptics, Inc.*	1,429	285,086
Synopsys, Inc.*	1,606	535,232
Teledyne Technologies, Inc.*	1,501	709,418
Viasat, Inc.*	21,803	1,063,986
Xperi Hldg. Corp.	23,787	411,991
Zendesk, Inc.*	6,392	768,895
Zuora, Inc. Cl A*	40,617	608,444

		22,153,424

MATERIALS (2.5%)
Ashland Global Hldgs., Inc.	9,582	942,965
Avient Corp.	6,036	289,728
Chase Corp.	1,539	133,754
Coeur Mining, Inc.*	34,484	153,454

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Crown Hldgs., Inc.	15,299	1,913,752
Ferro Corp.*	6,764	147,049
Ferroglobe Representation & Warranty Insurance Trust*	6,270	0	††
FMC Corp.	3,682	484,441
Freeport-McMoRan, Inc.	3,687	183,391
Kaiser Aluminum Corp.	8,312	782,658
Livent Corp.*	2,844	74,143
Materion Corp.	12,732	1,091,642
Newmont Corp.	5,873	466,610
Orion Engineered Carbons S.A.	11,823	188,813
Packaging Corp. of America	2,508	391,524
PPG Industries, Inc.	1,573	206,173
Steel Dynamics, Inc.	3,475	289,919
Stepan Co.	1,693	167,286
Valvoline, Inc.	14,168	447,141
Vulcan Materials Co.	1,925	353,624

		8,708,067

REAL ESTATE (2.9%)
Alexander’s, Inc.	643	164,756
Alexandria Real Estate Equities, Inc.	642	129,202
American Campus Communities, Inc.	3,273	183,190
Apartment Income REIT Corp.	4,222	225,708
Apartment Investment & Management Co. Cl A*	25,110	183,805
AvalonBay Communities, Inc.	1,143	283,887
Brandywine Realty Trust	13,002	183,848
Camden Property Trust	3,257	541,313
Cousins Properties, Inc.	8,570	345,285
CTO Realty Growth, Inc.	2,245	148,888
Duke Realty Corp.	20,654	1,199,171
Easterly Government Properties, Inc. Cl A	22,127	467,765
EastGroup Properties, Inc.	1,290	262,231
Equity Commonwealth*	12,480	352,061
Essential Properties Realty Trust, Inc.	4,893	123,793
Gaming & Leisure Properties, Inc.	4,532	212,687
Highwoods Properties, Inc.	6,758	309,111
Host Hotels & Resorts, Inc.	18,788	365,051
Industrial Logistics Properties Trust	1,735	39,332
Kilroy Realty Corp.	6,769	517,287
LXP Industrial Trust	21,481	337,252
NexPoint Residential Trust, Inc.	4,003	361,511
PotlatchDeltic Corp.	10,050	529,936
Realty Income Corp.	4,195	290,714
Sabra Health Care REIT, Inc.	24,045	358,030
SBA Communications Corp. Cl A	720	247,752
Sun Communities, Inc.	3,119	546,730
UMH Properties, Inc.	4,427	108,860
Welltower, Inc.	7,019	674,806
Weyerhaeuser Co.	9,976	378,091

		10,072,053

UTILITIES (2.0%)
AES Corp.	9,559	245,953
Ameren Corp.	4,088	383,291
Atmos Energy Corp.	1,790	213,887
Avista Corp.	7,168	323,635
Black Hills Corp.	6,636	511,105
Chesapeake Utilities Corp.	2,298	316,572
DTE Energy Co.	2,302	304,348
Entergy Corp.	2,524	294,677

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Evergy, Inc.	15,053	1,028,722
Fortis, Inc.	9,095	450,202
NiSource, Inc.	15,555	494,649
NorthWestern Corp.	4,881	295,252
NRG Energy, Inc.	10,476	401,860
Portland General Electric Co.	5,996	330,679
PPL Corp.	6,404	182,898
Public Svc. Enterprise Group, Inc.	6,426	449,820
Sempra Energy	1,938	325,816
Spire, Inc.	3,527	253,098

		6,806,464

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $106,807,540) 40.7%		141,273,116

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.7%)
Citibank, New York Time Deposit	0.15	04/01/22	5,962,295	5,962,295

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,962,295) 1.7%				5,962,295

TOTAL INVESTMENTS (Cost: $223,796,468) 100.0%				347,257,729

OTHER NET ASSETS -0.0% (2)				(57,017)

NET ASSETS 100.0%				$347,200,712

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.5%)
EchoStar Corp. Cl A*	187,702	4,568,667
TEGNA, Inc.	672,908	15,073,139

		19,641,806

CONSUMER DISCRETIONARY (8.6%)
Bed Bath & Beyond, Inc.*	36,913	831,650
Bloomin’ Brands, Inc.	331,001	7,262,162
Capri Hldgs. Ltd.*	98,171	5,045,008
Golden Entertainment, Inc.*	81,191	4,714,761
Haverty Furniture Cos., Inc.	14,160	388,267
Johnson Outdoors, Inc. Cl A	11,807	917,758
Marriott Vacations Worldwide Corp.	56,871	8,968,557
Sonic Automotive, Inc. Cl A	150,504	6,397,925
Steven Madden Ltd.	228,328	8,822,594
Taylor Morrison Home Corp. Cl A*	175,455	4,775,885

		48,124,567

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	608,210	4,920,419
TreeHouse Foods, Inc.*	296,649	9,569,897

		14,490,316

ENERGY (9.9%)
ChampionX Corp.*	473,331	11,587,143
EQT Corp.	413,981	14,245,086
Ovintiv, Inc.	149,711	8,094,874
PDC Energy, Inc.	181,402	13,184,297
Renewable Energy Group, Inc.*	143,562	8,707,035

		55,818,435

FINANCIALS (22.9%)
American Equity Investment Life Hldg. Co.	131,541	5,249,801
Argo Group International Hldgs. Ltd.	79,450	3,279,696
Bank of Marin Bancorp	69,538	2,438,698
Banner Corp.	126,055	7,377,999
Brookline Bancorp, Inc.	369,863	5,851,233
Dime Community Bancshares, Inc.	95,420	3,298,669
Eastern Bankshares, Inc.	555,400	11,963,316
Ellington Financial, Inc.	379,318	6,732,894
Enterprise Financial Svcs. Corp.	152,871	7,232,327
Essent Group Ltd.	164,899	6,795,488
First Interstate BancSystem, Inc. Cl A	223,188	8,206,623
Green Dot Corp. Cl A*	270,384	7,430,152
Hancock Whitney Corp.	163,721	8,538,050
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,957	1,705,441
Home BancShares, Inc.	270,939	6,123,221
Metropolitan Bank Hldg. Corp.*	51,450	5,236,067
Moelis & Co. Cl A	59,180	2,778,501
Selective Insurance Group, Inc.	87,395	7,809,617
Stifel Financial Corp.	39,274	2,666,705
Stock Yards Bancorp, Inc.	139,704	7,390,342
TriCo Bancshares	93,508	3,743,125
UMB Financial Corp.	67,513	6,559,563

		128,407,528

HEALTH CARE (6.3%)
BioCryst Pharmaceuticals, Inc.*	184,262	2,996,100
NanoString Technologies, Inc.*	103,914	3,611,012
NextGen Healthcare, Inc.*	350,449	7,327,889
SeaSpine Hldgs. Corp.*	341,533	4,153,041
Sientra, Inc.*	846,105	1,878,353

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Supernus Pharmaceuticals, Inc.*	210,493	6,803,134
Syneos Health, Inc. Cl A*	66,599	5,391,189
Vericel Corp.*	79,637	3,043,726

		35,204,444

INDUSTRIALS (18.3%)
Arcosa, Inc.	105,762	6,054,875
Builders FirstSource, Inc.*	100,919	6,513,312
Deluxe Corp.	324,003	9,797,851
Encore Wire Corp.	55,790	6,363,965
EnPro Industries, Inc.	109,196	10,671,725
ICF International, Inc.	54,064	5,089,585
KBR, Inc.	123,566	6,762,767
ManTech International Corp. Cl A	38,952	3,357,273
Miller Industries, Inc.	289,659	8,156,798
Mueller Industries, Inc.	285,555	15,468,514
UFP Industries, Inc.	135,138	10,427,248
VSE Corp.	193,070	8,898,596
Werner Enterprises, Inc.	117,960	4,836,360

		102,398,869

INFORMATION TECHNOLOGY (7.7%)
Belden, Inc.	107,882	5,976,663
CMC Materials, Inc.	40,384	7,487,193
Cohu, Inc.*	178,996	5,298,282
Digi International, Inc.*	51,365	1,105,375
II-VI, Inc.*	51,906	3,762,666
Perficient, Inc.*	24,054	2,648,105
Richardson Electronics Ltd.*	159,535	1,984,615
Sequans Communications S.A.*	218,236	663,437
Viasat, Inc.*	75,723	3,695,282
Xperi Hldg. Corp.	341,515	5,915,040
Zuora, Inc. Cl A*	301,259	4,512,860

		43,049,518

MATERIALS (5.7%)
Avient Corp.	84,167	4,040,016
Coeur Mining, Inc.*	503,347	2,239,894
Ferro Corp.*	96,706	2,102,388
Kaiser Aluminum Corp.	81,005	7,627,431
Materion Corp.	158,714	13,608,138
Stepan Co.	25,744	2,543,765

		32,161,632

REAL ESTATE (7.9%)
Alexander’s, Inc.	5,559	1,424,383
Apartment Investment & Management Co. Cl A*	368,225	2,695,407
Cousins Properties, Inc.	121,254	4,885,324
CTO Realty Growth, Inc.	33,063	2,192,738
Easterly Government Properties, Inc. Cl A	248,938	5,262,549
Equity Commonwealth*	182,556	5,149,905
Highwoods Properties, Inc.	96,129	4,396,941
Industrial Logistics Properties Trust	24,869	563,780
LXP Industrial Trust	310,382	4,872,997
PotlatchDeltic Corp.	144,410	7,614,739
Sabra Health Care REIT, Inc.	345,884	5,150,213

		44,208,976

UTILITIES (4.4%)
Avista Corp.	101,601	4,587,285
Black Hills Corp.	92,836	7,150,229
NorthWestern Corp.	70,216	4,247,366
Portland General Electric Co.	89,718	4,947,948
Spire, Inc.	50,362	3,613,977

		24,546,805

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL COMMON STOCKS (Cost: $445,704,714) 97.8%	548,052,896

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	0.11	04/19/22	1,500,000	1,499,920
U.S. Treasury Bill	A-1+	0.12	04/05/22	4,000,000	3,999,946
U.S. Treasury Bill	A-1+	0.12	04/14/22	4,500,000	4,499,805

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,999,671) 1.8%					9,999,671

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit	0.15	04/01/22	2,162,562	2,162,562

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,162,562) 0.4%				2,162,562

TOTAL INVESTMENTS (Cost: $457,866,947) 100.0%				560,215,129

OTHER NET ASSETS 0.0% (2)				41,009

NET ASSETS 100.0%				$560,256,138

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
Bandwidth, Inc. Cl A*	38,964	1,262,044
Cardlytics, Inc.*	90,967	5,001,366
Cogent Communications Hldgs., Inc.	59,072	3,919,427
Zynga, Inc. Cl A*	260,122	2,403,527

		12,586,364

CONSUMER DISCRETIONARY (14.7%)
Bloomin’ Brands, Inc.	385,588	8,459,801
Five Below, Inc.*	33,858	5,362,092
Fox Factory Hldg. Corp.*	36,181	3,543,929
Golden Entertainment, Inc.*	130,872	7,599,737
Marriott Vacations Worldwide Corp.	30,717	4,844,071
Murphy USA, Inc.	15,911	3,181,564
Ollie’s Bargain Outlet Hldgs., Inc.*	69,320	2,977,987
Rent-A-Center, Inc.	43,209	1,088,435
Skyline Champion Corp.*	148,313	8,139,417
Sonic Automotive, Inc. Cl A	147,187	6,256,919
Sonos, Inc.*	286,423	8,082,857
Steven Madden Ltd.	171,386	6,622,355
Taylor Morrison Home Corp. Cl A*	92,752	2,524,709
Tempur Sealy International, Inc.	104,669	2,922,359
Williams-Sonoma, Inc.	20,313	2,945,385
XPEL, Inc.*	114,003	5,997,698
YETI Hldgs., Inc.*	65,980	3,957,480

		84,506,795

CONSUMER STAPLES (1.8%)
BJ’s Wholesale Club Hldgs., Inc.*	80,869	5,467,553
Freshpet, Inc.*	44,901	4,608,639

		10,076,192

ENERGY (3.8%)
Chesapeake Energy Corp.	52,873	4,599,951
Magnolia Oil & Gas Corp.	161,328	3,815,407
Northern Oil & Gas, Inc.	267,678	7,545,843
Southwestern Energy Co.*	824,042	5,908,381

		21,869,582

FINANCIALS (7.7%)
First Financial Bankshares, Inc.	65,831	2,904,464
First Foundation, Inc.	158,146	3,841,366
Glacier Bancorp, Inc.	80,996	4,072,479
Goosehead Insurance, Inc. Cl A	42,990	3,377,724
Green Dot Corp. Cl A*	110,088	3,025,218
Houlihan Lokey, Inc. Cl A	60,197	5,285,297
iShares Micro-Cap ETF	21,203	2,732,219
iShares Russell 2000 Growth ETF	29,661	7,585,801
Primerica, Inc.	26,026	3,560,877
RLI Corp.	34,801	3,850,035
Silvergate Capital Corp.*	28,067	4,226,048

		44,461,528

HEALTH CARE (20.9%)
ACADIA Pharmaceuticals, Inc.*	93,098	2,254,833
Amicus Therapeutics, Inc.*	172,480	1,633,386
AMN Healthcare Svcs., Inc.*	34,734	3,623,798
Arrowhead Pharmaceuticals, Inc.*	42,870	1,971,591
Biohaven Pharmaceutical Hldg. Co. Ltd.*	32,608	3,866,331
Blueprint Medicines Corp.*	37,699	2,408,212
CareDx, Inc.*	66,196	2,448,590
ChemoCentryx, Inc.*	125,943	3,157,391

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Coherus Biosciences, Inc.*	152,691	1,971,241
CONMED Corp.	41,976	6,235,535
Emergent BioSolutions, Inc.*	73,697	3,025,999
Fate Therapeutics, Inc.*	57,126	2,214,775
Inmode Ltd.*	62,573	2,309,569
Insmed, Inc.*	79,642	1,871,587
Inspire Medical Systems, Inc.*	16,656	4,275,429
iRhythm Technologies, Inc.*	24,711	3,891,241
Krystal Biotech, Inc.*	26,933	1,792,122
LHC Group, Inc.*	46,250	7,797,750
Madrigal Pharmaceuticals, Inc.*	16,034	1,573,256
Medpace Hldgs., Inc.*	30,470	4,984,587
NanoString Technologies, Inc.*	76,673	2,664,387
Natera, Inc.*	22,854	929,701
Neogen Corp.*	80,229	2,474,262
NeoGenomics, Inc.*	82,486	1,002,205
Nevro Corp.*	20,039	1,449,421
Novavax, Inc.*	7,575	557,899
Omnicell, Inc.*	43,545	5,638,642
OrthoPediatrics Corp.*	67,466	3,642,489
Pacific Biosciences of California, Inc.*	103,891	945,408
Quidel Corp.*	21,556	2,424,188
Sage Therapeutics, Inc.*	21,147	699,966
SeaSpine Hldgs. Corp.*	188,772	2,295,467
Sientra, Inc.*	694,181	1,541,082
Silk Road Medical, Inc.*	46,540	1,921,637
Simulations Plus, Inc.	73,699	3,757,175
Sorrento Therapeutics, Inc.*	242,284	564,522
STAAR Surgical Co.*	40,348	3,224,209
Supernus Pharmaceuticals, Inc.*	109,710	3,545,827
Tactile Systems Technology, Inc.*	65,551	1,321,508
Tandem Diabetes Care, Inc.*	28,245	3,284,611
Tenet Healthcare Corp.*	45,296	3,893,644
Ultragenyx Pharmaceutical, Inc.*	27,222	1,976,862
Vericel Corp.*	133,393	5,098,280
Xencor, Inc.*	55,880	1,490,878

		119,651,493

INDUSTRIALS (14.7%)
Atkore, Inc.*	59,451	5,852,356
AZEK Co., Inc. Cl A*	78,240	1,943,482
Bloom Energy Corp. Cl A*	134,536	3,249,044
Casella Waste Systems, Inc. Cl A*	47,453	4,159,256
Chart Industries, Inc.*	43,262	7,431,114
Ducommun, Inc.*	103,057	5,399,156
EMCOR Group, Inc.	59,332	6,682,563
ESCO Technologies, Inc.	91,660	6,408,867
Federal Signal Corp.	210,822	7,115,243
Franklin Electric Co., Inc.	58,774	4,880,593
Gorman-Rupp Co.	84,934	3,047,432
ICF International, Inc.	34,721	3,268,635
Masonite International Corp.*	34,710	3,087,107
Saia, Inc.*	25,545	6,228,382
Simpson Manufacturing Co., Inc.	33,515	3,654,476
Tetra Tech, Inc.	29,832	4,920,490
UFP Industries, Inc.	33,140	2,557,082
Upwork, Inc.*	67,858	1,577,020
Willdan Group, Inc.*	85,462	2,622,829

		84,085,127

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

INFORMATION TECHNOLOGY (24.7%)
Akoustis Technologies, Inc.*	260,650	1,694,225
Altair Engineering, Inc. Cl A*	55,127	3,550,179
Ambarella, Inc.*	30,111	3,159,246
Arteris, Inc.*	219,379	2,851,927
Blackline, Inc.*	37,018	2,710,458
Cambium Networks Corp.*	116,829	2,761,837
CMC Materials, Inc.	12,903	2,392,216
Cohu, Inc.*	105,856	3,133,338
Credo Technology Group Hldg. Ltd.*	145,313	2,213,117
Domo, Inc. Cl B*	118,385	5,986,729
Fabrinet*	28,629	3,009,767
Five9, Inc.*	55,752	6,155,021
Globant S.A.*	21,231	5,564,008
II-VI, Inc.*	70,190	5,088,073
LivePerson, Inc.*	85,261	2,082,074
Lumentum Hldgs., Inc.*	41,715	4,071,384
Maximus, Inc.	45,679	3,423,641
MaxLinear, Inc. Cl A*	163,276	9,527,155
Novanta, Inc.*	29,240	4,160,560
PDF Solutions, Inc.*	108,950	3,036,436
Perficient, Inc.*	112,092	12,340,208
Ping Identity Hldg. Corp.*	238,744	6,548,748
Q2 Hldgs., Inc.*	33,388	2,058,370
Rapid7, Inc.*	111,805	12,437,188
Sailpoint Technologies Hldgs., Inc.*	241,542	12,362,119
Silicon Laboratories, Inc.*	24,243	3,641,299
Synaptics, Inc.*	27,728	5,531,736
Viasat, Inc.*	90,596	4,421,085
Zuora, Inc. Cl A*	379,616	5,686,648

		141,598,792

MATERIALS (3.1%)
Chase Corp.	29,386	2,553,938
Ferroglobe Representation & Warranty Insurance Trust*	73,530	0	††
Kaiser Aluminum Corp.	51,127	4,814,119
Livent Corp.*	55,231	1,439,873
Materion Corp.	32,064	2,749,169
Orion Engineered Carbons S.A.	229,423	3,663,887
Valvoline, Inc.	86,529	2,730,857

		17,951,843

REAL ESTATE (3.2%)
Easterly Government Properties, Inc. Cl A	92,468	1,954,773
EastGroup Properties, Inc.	24,957	5,073,259
Essential Properties Realty Trust, Inc.	93,164	2,357,049
NexPoint Residential Trust, Inc.	77,652	7,012,752
UMH Properties, Inc.	86,052	2,116,019

		18,513,852

UTILITIES (1.0%)
Chesapeake Utilities Corp.	43,078	5,934,425

TOTAL COMMON STOCKS (Cost: $483,490,617) 97.8%		561,235,993

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	0.08	04/07/22	1,500,000	1,499,980
U.S. Treasury Bill	A-1+	0.11	04/14/22	2,000,000	1,999,924
U.S. Treasury Bill	A-1+	0.11	04/19/22	6,500,000	6,499,652

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

U.S. Treasury Bill	A-1+	0.12	04/05/22	1,000,000	999,987

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,999,543) 1.9%					10,999,543

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit	0.15	04/01/22	2,162,324	2,162,324

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,162,324) 0.4%				2,162,324

TOTAL INVESTMENTS (Cost: $496,652,484) 100.1%				574,397,860

OTHER NET ASSETS -0.1%				(685,599)

NET ASSETS 100.0%				$573,712,261

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	3,986	161,951
ATN International, Inc.	1,489	59,381
Cars.com, Inc.*	8,859	127,835
Cinemark Hldgs., Inc.*	14,520	250,906
Cogent Communications Hldgs., Inc.	5,787	383,967
Consolidated Communications Hldgs., Inc.*	9,784	57,726
EW Scripps Co. Cl A*	7,798	162,120
Gannett Co., Inc.*	19,411	87,544
Loyalty Ventures, Inc.*	2,716	44,896
Marcus Corp.*	2,981	52,764
QuinStreet, Inc.*	6,845	79,402
Scholastic Corp.	4,135	166,558
Shenandoah Telecommunications Co.	6,814	160,674
TechTarget, Inc.*	3,637	295,615
Telephone & Data Systems, Inc.	13,473	254,370
Thryv Hldgs., Inc.*	2,316	65,126

		2,410,835

CONSUMER DISCRETIONARY (11.5%)
Aaron’s Co., Inc.	4,294	86,224
Abercrombie & Fitch Co. Cl A*	7,705	246,483
Academy Sports & Outdoors, Inc.	11,954	470,988
Adtalem Global Education, Inc.*	6,793	201,820
American Axle & Manufacturing Hldgs., Inc.*	15,556	120,715
American Public Education, Inc.*	2,552	54,204
America’s Car-Mart, Inc.*	826	66,543
Asbury Automotive Group, Inc.*	3,155	505,431
Barnes & Noble Education, Inc.*	4,964	17,771
Bed Bath & Beyond, Inc.*	13,139	296,022
Big Lots, Inc.	4,165	144,109
BJ’s Restaurants, Inc.*	3,178	89,937
Bloomin’ Brands, Inc.	11,076	243,007
Boot Barn Hldgs., Inc.*	4,046	383,520
Brinker International, Inc.*	6,082	232,089
Buckle, Inc.	4,006	132,358
Caleres, Inc.	5,195	100,419
Cato Corp. Cl A	2,597	38,072
Cavco Industries, Inc.*	1,162	279,868
Century Communities, Inc.	4,052	217,066
Cheesecake Factory, Inc.*	6,617	263,290
Chico’s FAS, Inc.*	16,712	80,218
Children’s Place, Inc.*	1,861	91,747
Chuy’s Hldgs., Inc.*	2,701	72,927
Conn’s, Inc.*	2,617	40,328
Dave & Buster’s Entertainment, Inc.*	5,283	259,395
Designer Brands, Inc. Cl A*	8,412	113,646
Dine Brands Global, Inc.	2,348	183,027
Dorman Products, Inc.*	3,882	368,906
El Pollo Loco Hldgs., Inc.*	2,643	30,712
Ethan Allen Interiors, Inc.	3,002	78,262
Fiesta Restaurant Group, Inc.*	2,337	17,469
Fossil Group, Inc.*	6,472	62,390
Genesco, Inc.*	1,873	119,142
Gentherm, Inc.*	4,532	331,017
G-III Apparel Group Ltd.*	5,961	161,245
Golden Entertainment, Inc.*	2,774	161,086

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Group 1 Automotive, Inc.	2,346	393,729
Guess?, Inc.	5,317	116,176
Haverty Furniture Cos., Inc.	2,029	55,635
Hibbett, Inc.	1,755	77,817
Installed Building Products, Inc.	3,201	270,452
iRobot Corp.*	3,677	233,122
Jack in the Box, Inc.	2,878	268,834
Kontoor Brands, Inc.	6,488	268,279
La-Z-Boy, Inc.	5,988	157,904
LCI Industries	3,447	357,833
LGI Homes, Inc.*	2,913	284,542
Liquidity Svcs., Inc.*	3,638	62,283
Lumber Liquidators Hldgs., Inc.*	3,967	55,617
M/I Homes, Inc.*	3,969	176,025
MarineMax, Inc.*	2,989	120,337
MDC Hldgs., Inc.	7,710	291,746
Meritage Homes Corp.*	5,088	403,122
Monarch Casino & Resort, Inc.*	1,789	156,054
Monro, Inc.	4,575	202,856
Motorcar Parts of America, Inc.*	2,619	46,697
Movado Group, Inc.	2,233	87,199
ODP Corp.*	6,260	286,896
Oxford Industries, Inc.	2,165	195,933
Patrick Industries, Inc.	3,065	184,820
Perdoceo Education Corp.*	9,561	109,760
PetMed Express, Inc.	2,861	73,814
Red Robin Gourmet Burgers, Inc.*	2,143	36,131
Rent-A-Center, Inc.	8,248	207,767
Ruth’s Hospitality Group, Inc.	4,328	99,025
Sally Beauty Hldgs., Inc.*	15,012	234,638
Shake Shack, Inc. Cl A*	5,338	362,450
Shoe Carnival, Inc.	2,381	69,430
Shutterstock, Inc.	3,173	295,343
Signet Jewelers Ltd.	7,177	521,768
Sleep Number Corp.*	3,089	156,643
Sonic Automotive, Inc. Cl A	2,830	120,303
Sonos, Inc.*	17,403	491,113
Standard Motor Products, Inc.	2,610	112,595
Steven Madden Ltd.	10,434	403,170
Strategic Education, Inc.	3,087	204,915
Sturm Ruger & Co., Inc.	2,400	167,088
Tupperware Brands Corp.*	6,666	129,654
Unifi, Inc.*	1,892	34,245
Universal Electronics, Inc.*	1,787	55,826
Vera Bradley, Inc.*	3,450	26,462
Vista Outdoor, Inc.*	7,673	273,849
Winnebago Industries, Inc.	4,548	245,728
Wolverine World Wide, Inc.	11,233	253,416
WW International, Inc.*	7,258	74,249
XPEL, Inc.*	2,260	118,899
Zumiez, Inc.*	2,664	101,791

		16,095,433

CONSUMER STAPLES (4.6%)
Andersons, Inc.	4,150	208,579
B&G Foods, Inc.	8,851	238,800
Calavo Growers, Inc.	2,411	87,881
Cal-Maine Foods, Inc.	5,107	282,009
Celsius Hldgs., Inc.*	5,210	287,488
Central Garden & Pet Co.*	1,330	58,467

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Central Garden & Pet Co. Cl A*	5,407	220,497
Chefs’ Warehouse, Inc.*	4,443	144,842
Coca-Cola Consolidated, Inc.	633	314,506
Edgewell Personal Care Co.	7,375	270,441
elf Beauty, Inc.*	6,540	168,928
Fresh Del Monte Produce, Inc.	4,539	117,605
Hostess Brands, Inc.*	18,872	414,052
Inter Parfums, Inc.	2,424	213,433
J&J Snack Foods Corp.	2,033	315,318
John B Sanfilippo & Son, Inc.	1,218	101,630
Medifast, Inc.	1,584	270,515
MGP Ingredients, Inc.	1,707	146,102
National Beverage Corp.	3,182	138,417
PriceSmart, Inc.	3,283	258,930
Seneca Foods Corp. Cl A*	827	42,624
Simply Good Foods Co.*	11,537	437,829
SpartanNash Co.	4,902	161,717
Tootsie Roll Industries, Inc.	2,431	84,988
TreeHouse Foods, Inc.*	7,608	245,434
United Natural Foods, Inc.*	7,922	327,575
Universal Corp.	3,356	194,883
USANA Health Sciences, Inc.*	1,593	126,564
Vector Group Ltd.	17,847	214,878
WD-40 Co.	1,867	342,090

		6,437,022

ENERGY (5.9%)
Archrock, Inc.	18,278	168,706
Bristow Group, Inc.*	3,161	117,210
Callon Petroleum Co.*	6,444	380,712
Civitas Resources, Inc.	9,830	586,949
CONSOL Energy, Inc.*	4,326	162,787
Core Laboratories N.V.	6,311	199,617
DMC Global, Inc.*	2,629	80,184
Dorian LPG Ltd.	3,777	54,729
Dril-Quip, Inc.*	4,826	180,251
Green Plains, Inc.*	7,309	226,652
Helix Energy Solutions Group, Inc.*	19,343	92,460
Helmerich & Payne, Inc.	14,389	615,561
Laredo Petroleum, Inc.*	1,956	154,798
Matador Resources Co.	15,042	796,925
Nabors Industries Ltd.*	1,056	161,272
Oceaneering International, Inc.*	13,611	206,343
Oil States International, Inc.*	8,370	58,171
Par Pacific Hldgs., Inc.*	6,239	81,232
Patterson-UTI Energy, Inc.	29,337	454,137
PBF Energy, Inc. Cl A*	12,955	315,713
ProPetro Hldg. Corp.*	11,560	161,031
Ranger Oil Corp.*	2,876	99,308
Renewable Energy Group, Inc.*	6,856	415,816
REX American Resources Corp.*	710	70,716
RPC, Inc.*	9,587	102,293
SM Energy Co.	16,567	645,285
Southwestern Energy Co.*	151,970	1,089,625
Talos Energy, Inc.*	5,583	88,156
US Silica Hldgs., Inc.*	10,170	189,772
World Fuel Svcs. Corp.	8,615	232,950

		8,189,361

FINANCIALS (19.6%)
Allegiance Bancshares, Inc.	2,579	115,230

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Ambac Financial Group, Inc.*	6,315	65,676
American Equity Investment Life Hldg. Co.	11,239	448,548
Ameris Bancorp	9,022	395,885
AMERISAFE, Inc.	2,641	131,178
Apollo Commercial Real Estate Finance, Inc.	18,017	250,977
ARMOUR Residential REIT, Inc.	12,232	102,749
Assured Guaranty Ltd.	9,520	606,043
Axos Financial, Inc.*	7,303	338,786
B Riley Financial, Inc.	2,195	153,562
Banc of California, Inc.	7,379	142,857
BancFirst Corp.	2,579	214,599
Bancorp, Inc.*	7,824	221,654
BankUnited, Inc.	11,681	513,497
Banner Corp.	4,671	273,394
Berkshire Hills Bancorp, Inc.	6,637	192,274
Blucora, Inc.*	6,644	129,890
Brightsphere Investment Group, Inc.	4,776	115,818
Brookline Bancorp, Inc.	10,585	167,455
Capitol Federal Financial, Inc.	17,610	191,597
Central Pacific Financial Corp.	3,780	105,462
City Hldg. Co.	2,062	162,279
Columbia Banking System, Inc.	10,601	342,094
Community Bank System, Inc.	7,348	515,462
Customers Bancorp, Inc.*	4,130	215,338
CVB Financial Corp.	18,476	428,828
Dime Community Bancshares, Inc.	4,460	154,182
Donnelley Financial Solutions, Inc.*	3,978	132,308
Eagle Bancorp, Inc.	4,357	248,393
eHealth, Inc.*	3,239	40,196
Ellington Financial, Inc.	7,440	132,060
Employers Hldgs., Inc.	3,814	156,450
Encore Capital Group, Inc.*	3,382	212,153
Enova International, Inc.*	4,657	176,826
EZCORP, Inc. Cl A*	7,304	44,116
FB Financial Corp.	4,864	216,059
First BanCorp.	27,525	361,128
First Bancorp/Southern Pines NC	4,713	196,862
First Commonwealth Financial Corp.	12,851	194,821
First Financial Bancorp	12,840	295,962
First Hawaiian, Inc.	17,389	484,979
Flagstar Bancorp, Inc.	7,255	307,612
Franklin BSP Realty Trust, Inc.	5,994	83,796
Genworth Financial, Inc. Cl A*	69,199	261,572
Granite Point Mortgage Trust, Inc.	7,336	81,576
Green Dot Corp. Cl A*	7,458	204,946
Greenhill & Co., Inc.	1,833	28,357
Hanmi Financial Corp.	4,147	102,058
HCI Group, Inc.	1,090	74,316
Heritage Financial Corp.	4,788	119,987
Hilltop Hldgs., Inc.	8,292	243,785
HomeStreet, Inc.	2,739	129,774
Hope Bancorp, Inc.	16,366	263,165
Horace Mann Educators Corp.	5,645	236,130
Independent Bank Corp.	6,451	526,982
Independent Bank Group, Inc.	5,015	356,867
Invesco Mortgage Capital, Inc.	42,515	96,934
Investors Bancorp, Inc.	30,778	459,516
iShares Core S&P Small-Cap ETF	22,967	2,477,680

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

James River Group Hldgs. Ltd.	5,086	125,828
KKR Real Estate Finance Trust, Inc.	6,110	125,927
Lakeland Financial Corp.	3,451	251,923
LendingTree, Inc.*	1,564	187,164
Meta Financial Group, Inc.	4,071	223,579
Mr Cooper Group, Inc.*	10,245	467,889
National Bank Hldgs. Corp. Cl A	4,086	164,584
NBT Bancorp, Inc.	5,912	213,601
New York Mortgage Trust, Inc.	51,727	188,804
NMI Hldgs., Inc. Cl A*	11,694	241,130
Northfield Bancorp, Inc.	5,913	84,911
Northwest Bancshares, Inc.	17,267	233,277
OFG Bancorp	6,769	180,326
Pacific Premier Bancorp, Inc.	12,873	455,061
Palomar Hldgs., Inc.*	3,293	210,719
Park National Corp.	1,969	258,687
PennyMac Mortgage Investment Trust	12,942	218,590
Piper Sandler Cos.	1,923	252,394
PRA Group, Inc.*	5,948	268,136
Preferred Bank	1,842	136,474
ProAssurance Corp.	7,362	197,891
Provident Financial Svcs., Inc.	10,413	243,664
Ready Capital Corp.	9,168	138,070
Redwood Trust, Inc.	15,639	164,679
Renasant Corp.	7,604	254,354
S&T Bancorp, Inc.	5,367	158,756
Safety Insurance Group, Inc.	1,941	176,340
Seacoast Banking Corp. of Florida	7,979	279,425
Selectquote, Inc.*	16,994	47,413
ServisFirst Bancshares, Inc.	6,656	634,250
Simmons First National Corp. Cl A	15,372	403,054
SiriusPoint Ltd.*	11,728	87,725
Southside Bancshares, Inc.	4,412	180,142
Stewart Information Svcs. Corp.	3,667	222,257
StoneX Group, Inc.*	2,334	173,253
Tompkins Financial Corp.	1,619	126,719
Triumph Bancorp, Inc.*	3,225	303,214
Trupanion, Inc.*	4,680	417,082
TrustCo Bank Corp.	2,621	83,689
Trustmark Corp.	8,408	255,519
Two Harbors Investment Corp.	46,902	259,368
United Community Banks, Inc.	14,292	497,362
United Fire Group, Inc.	2,946	91,532
Universal Insurance Hldgs., Inc.	3,826	51,613
Veritex Hldgs., Inc.	6,733	256,999
Virtus Investment Partners, Inc.	973	233,510
Walker & Dunlop, Inc.	4,020	520,268
Westamerica BanCorp	3,664	221,672
WisdomTree Investments, Inc.	14,842	87,123
World Acceptance Corp.*	562	107,814
WSFS Financial Corp.	8,930	416,317

		27,422,758

HEALTH CARE (11.6%)
Addus HomeCare Corp.*	2,172	202,626
Allscripts Healthcare Solutions, Inc.*	16,716	376,444
AMN Healthcare Svcs., Inc.*	6,447	672,616
Amphastar Pharmaceuticals, Inc.*	5,025	180,398
AngioDynamics, Inc.*	5,280	113,731
ANI Pharmaceuticals, Inc.*	1,735	48,771

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Anika Therapeutics, Inc.*	1,969	49,442
Apollo Medical Hldgs., Inc.*	5,151	249,669
Avanos Medical, Inc.*	6,572	220,162
Avid Bioservices, Inc.*	8,398	171,067
BioLife Solutions, Inc.*	4,089	92,943
Cara Therapeutics, Inc.*	5,710	69,377
Cardiovascular Systems, Inc.*	5,534	125,068
Coherus Biosciences, Inc.*	8,692	112,214
Collegium Pharmaceutical, Inc.*	4,714	95,977
Community Health Systems, Inc.*	16,936	201,030
Computer Programs & Systems, Inc.*	1,998	68,831
CONMED Corp.	3,989	592,566
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	13,002	292,805
CorVel Corp.*	1,281	215,772
Covetrus, Inc.*	14,093	236,621
Cross Country Healthcare, Inc.*	4,820	104,449
CryoLife, Inc.*	5,364	114,682
Cutera, Inc.*	2,229	153,801
Cytokinetics, Inc.*	11,440	421,106
Eagle Pharmaceuticals, Inc.*	1,550	76,710
Emergent BioSolutions, Inc.*	6,530	268,122
Enanta Pharmaceuticals, Inc.*	2,489	177,167
Endo International PLC*	31,868	73,615
Ensign Group, Inc.	7,137	642,401
Fulgent Genetics, Inc.*	2,644	165,012
Glaukos Corp.*	6,395	369,759
Hanger, Inc.*	5,015	91,925
Harmony Biosciences Hldgs., Inc.*	3,110	151,302
HealthStream, Inc.*	3,444	68,605
Heska Corp.*	1,461	202,027
Innoviva, Inc.*	8,530	165,056
Inogen, Inc.*	2,789	90,419
Integer Hldgs. Corp.*	4,503	362,807
iTeos Therapeutics, Inc.*	2,742	88,238
Joint Corp.*	1,966	69,577
Lantheus Hldgs., Inc.*	9,232	510,622
LeMaitre Vascular, Inc.	2,621	121,798
Ligand Pharmaceuticals, Inc.*	2,279	256,365
MEDNAX, Inc.*	11,625	272,955
Meridian Bioscience, Inc.*	5,938	154,151
Merit Medical Systems, Inc.*	6,930	460,984
Mesa Laboratories, Inc.	715	182,239
ModivCare, Inc.*	1,680	193,855
Myriad Genetics, Inc.*	10,891	274,453
Natus Medical, Inc.*	4,658	122,412
Nektar Therapeutics Cl A*	25,170	135,666
NeoGenomics, Inc.*	16,791	204,011
NextGen Healthcare, Inc.*	7,660	160,171
Omnicell, Inc.*	5,993	776,034
OptimizeRx Corp.*	2,423	91,371
OraSure Technologies, Inc.*	9,824	66,607
Organogenesis Hldgs., Inc. Cl A*	8,597	65,509
Orthofix Medical, Inc.*	2,693	88,061
Owens & Minor, Inc.	10,291	453,010
Pacira BioSciences, Inc.*	6,075	463,644
Pennant Group, Inc.*	3,689	68,726
Phibro Animal Health Corp. Cl A	2,774	55,341
Prestige Consumer Healthcare, Inc.*	6,846	362,427

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

RadNet, Inc.*	6,358	142,228
REGENXBIO, Inc.*	5,133	170,364
Select Medical Hldgs. Corp.	14,453	346,727
Simulations Plus, Inc.	2,146	109,403
Supernus Pharmaceuticals, Inc.*	7,253	234,417
Surmodics, Inc.*	1,906	86,399
Tactile Systems Technology, Inc.*	2,703	54,492
Tivity Health, Inc.*	6,039	194,275
uniQure NV*	4,916	88,832
US Physical Therapy, Inc.	1,760	175,032
Vanda Pharmaceuticals, Inc.*	7,598	85,933
Varex Imaging Corp.*	5,401	114,987
Vericel Corp.*	6,385	244,035
Xencor, Inc.*	7,976	212,800
Zimvie, Inc.*	2,848	65,048
Zynex, Inc.	3,088	19,238

		16,129,532

INDUSTRIALS (15.8%)
AAON, Inc.	5,649	314,819
AAR Corp.*	4,547	220,211
ABM Industries, Inc.	9,181	422,693
Aerojet Rocketdyne Hldgs., Inc.*	10,210	401,763
AeroVironment, Inc.*	3,147	296,259
Alamo Group, Inc.	1,350	194,117
Albany International Corp. Cl A	4,416	372,357
Allegiant Travel Co.*	2,072	336,472
American Woodmark Corp.*	2,260	110,627
Apogee Enterprises, Inc.	3,391	160,937
Applied Industrial Technologies, Inc.	5,245	538,452
ArcBest Corp.	3,391	272,976
Arcosa, Inc.	6,591	377,335
Astec Industries, Inc.	3,105	133,515
Atlas Air Worldwide Hldgs., Inc.*	3,682	318,014
AZZ, Inc.	3,368	162,472
Barnes Group, Inc.	6,352	255,287
Boise Cascade Co.	5,364	372,637
Brady Corp. Cl A	6,586	304,734
CIRCOR International, Inc.*	2,763	73,551
Comfort Systems USA, Inc.	4,915	437,484
CoreCivic, Inc.*	16,404	183,233
Deluxe Corp.	5,811	175,725
DXP Enterprises, Inc.*	2,353	63,743
Encore Wire Corp.	2,762	315,061
Enerpac Tool Group Corp. Cl A	8,226	180,067
EnPro Industries, Inc.	2,810	274,621
ESCO Technologies, Inc.	3,545	247,866
Exponent, Inc.	7,107	767,911
Federal Signal Corp.	8,329	281,104
Forrester Research, Inc.*	1,516	85,533
Forward Air Corp.	3,677	359,537
Franklin Electric Co., Inc.	5,319	441,690
GEO Group, Inc.*	16,711	110,460
Gibraltar Industries, Inc.*	4,457	191,428
GMS, Inc.*	5,872	292,249
Granite Construction, Inc.	6,250	205,000
Greenbrier Cos., Inc.	4,439	228,653
Griffon Corp.	6,450	129,194
Harsco Corp.*	10,802	132,216
Hawaiian Hldgs., Inc.*	6,984	137,585

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Healthcare Svcs. Group, Inc.	10,166	188,783
Heartland Express, Inc.	6,350	89,345
Heidrick & Struggles International, Inc.	2,672	105,758
Hillenbrand, Inc.	9,930	438,608
HNI Corp.	5,941	220,114
Hub Group, Inc. Cl A*	4,624	357,019
Insteel Industries, Inc.	2,648	97,950
Interface, Inc. Cl A	8,054	109,293
John Bean Technologies Corp.	4,332	513,212
Kaman Corp.	3,798	165,137
KAR Auction Svcs., Inc.*	16,523	298,240
Kelly Svcs., Inc. Cl A	4,914	106,585
Korn Ferry	7,421	481,920
Lindsay Corp.	1,496	234,887
ManTech International Corp. Cl A	3,759	323,988
Marten Transport Ltd.	8,153	144,797
Matson, Inc.	5,732	691,394
Matthews International Corp. Cl A	4,303	139,245
Meritor, Inc.*	9,652	343,322
Moog, Inc. Cl A	3,962	347,864
Mueller Industries, Inc.	7,824	423,826
MYR Group, Inc.*	2,301	216,386
National Presto Industries, Inc.	691	53,172
NOW, Inc.*	15,078	166,310
NV5 Global, Inc.*	1,617	215,546
Park Aerospace Corp.	2,651	34,596
PGT Innovations, Inc.*	8,132	146,213
Pitney Bowes, Inc.	22,571	117,369
Powell Industries, Inc.	1,235	23,984
Proto Labs, Inc.*	3,763	199,063
Quanex Building Products Corp.	4,554	95,588
Resideo Technologies, Inc.*	19,691	469,237
Resources Connection, Inc.	4,170	71,474
SkyWest, Inc.*	6,871	198,228
SPX Corp.*	6,193	305,996
SPX FLOW, Inc.	5,724	493,523
Standex International Corp.	1,669	166,766
Tennant Co.	2,528	199,206
Titan International, Inc.*	6,976	102,756
Triumph Group, Inc.*	8,812	222,767
TrueBlue, Inc.*	4,839	139,799
UFP Industries, Inc.	8,440	651,230
UniFirst Corp.	2,074	382,197
US Ecology, Inc.*	4,265	204,208
Veritiv Corp.*	1,891	252,619
Viad Corp.*	2,800	99,792
Wabash National Corp.	6,676	99,072

		22,027,972

INFORMATION TECHNOLOGY (13.2%)
3D Systems Corp.*	17,420	290,566
8x8, Inc.*	16,138	203,177
ADTRAN, Inc.	6,696	123,541
Advanced Energy Industries, Inc.	5,137	442,193
Agilysys, Inc.*	2,663	106,201
Alarm.com Hldgs., Inc.*	6,281	417,435
Arlo Technologies, Inc.*	11,497	101,863
Axcelis Technologies, Inc.*	4,543	343,133
Badger Meter, Inc.	3,989	397,743
Benchmark Electronics, Inc.	4,804	120,292

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

BM Technologies, Inc.*	527	4,506
Bottomline Technologies DE, Inc.*	5,275	298,987
CalAmp Corp.*	4,897	35,797
Cerence, Inc.*	5,342	192,846
CEVA, Inc.*	3,133	127,357
Cohu, Inc.*	6,640	196,544
Comtech Telecommunications Corp.	3,593	56,374
Consensus Cloud Solutions, Inc.*	2,171	130,542
Corsair Gaming, Inc.*	4,503	95,284
CSG Systems International, Inc.	4,432	281,742
CTS Corp.	4,395	155,319
Diebold Nixdorf, Inc.*	9,938	66,883
Digi International, Inc.*	4,772	102,693
Diodes, Inc.*	6,140	534,119
Ebix, Inc.	3,249	107,704
ePlus, Inc.*	3,667	205,572
EVERTEC, Inc.	8,147	333,457
ExlService Hldgs., Inc.*	4,542	650,732
Extreme Networks, Inc.*	17,622	215,165
Fabrinet*	5,045	530,381
FARO Technologies, Inc.*	2,483	128,917
FormFactor, Inc.*	10,666	448,292
Harmonic, Inc.*	14,041	130,441
Ichor Hldgs. Ltd.*	3,875	138,028
Insight Enterprises, Inc.*	4,758	510,629
InterDigital, Inc.	4,184	266,939
Itron, Inc.*	6,174	325,246
Knowles Corp.*	12,521	269,577
Kulicke & Soffa Industries, Inc.	8,496	475,946
LivePerson, Inc.*	9,201	224,688
MaxLinear, Inc. Cl A*	9,646	562,844
Methode Electronics, Inc.	5,083	219,840
NETGEAR, Inc.*	3,991	98,498
NetScout Systems, Inc.*	10,069	323,014
OneSpan, Inc.*	4,687	67,680
Onto Innovation, Inc.*	6,720	583,901
OSI Systems, Inc.*	2,242	190,839
PC Connection, Inc.	1,501	78,637
PDF Solutions, Inc.*	4,074	113,542
Perficient, Inc.*	4,492	494,524
Photronics, Inc.*	8,406	142,650
Plantronics, Inc.*	5,834	229,860
Plexus Corp.*	3,832	313,496
Progress Software Corp.	6,025	283,717
Rambus, Inc.*	14,915	475,639
Rogers Corp.*	2,554	693,922
Sanmina Corp.*	8,668	350,361
ScanSource, Inc.*	3,492	121,487
SMART Global Hldgs., Inc.*	6,398	165,260
SPS Commerce, Inc.*	4,905	643,536
TTEC Hldgs., Inc.	2,499	206,218
TTM Technologies, Inc.*	14,232	210,918
Ultra Clean Hldgs., Inc.*	6,123	259,554
Unisys Corp.*	9,158	197,904
Veeco Instruments, Inc.*	6,888	187,285
Viavi Solutions, Inc.*	31,369	504,414
Vonage Hldgs. Corp.*	34,432	698,625
Xperi Hldg. Corp.	14,256	246,914

		18,451,930

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

MATERIALS (5.4%)
AdvanSix, Inc.	3,837	196,032
Allegheny Technologies, Inc.*	17,354	465,782
American Vanguard Corp.	3,670	74,575
Arconic Corp.*	14,523	372,079
Balchem Corp.	4,416	603,667
Carpenter Technology Corp.	6,583	276,354
Century Aluminum Co.*	6,883	181,092
Clearwater Paper Corp.*	2,276	63,796
Compass Minerals International, Inc.	4,646	291,722
Ferro Corp.*	11,284	245,314
FutureFuel Corp.	3,521	34,259
GCP Applied Technologies, Inc.*	7,361	231,283
Glatfelter Corp.	6,072	75,171
Hawkins, Inc.	2,563	117,642
Haynes International, Inc.	1,699	72,378
HB Fuller Co.	7,205	476,034
Innospec, Inc.	3,361	311,061
Kaiser Aluminum Corp.	2,163	203,668
Koppers Hldgs., Inc.	2,906	79,973
Livent Corp.*	22,035	574,453
Materion Corp.	2,787	238,958
Mercer International, Inc.*	5,494	76,641
Myers Industries, Inc.	4,942	106,747
Neenah, Inc.	2,286	90,663
O-I Glass, Inc.*	21,224	279,732
Olympic Steel, Inc.	1,269	48,806
Quaker Chemical Corp.	1,830	316,242
Rayonier Advanced Materials, Inc.*	8,692	57,107
Schweitzer-Mauduit International, Inc.	4,290	117,975
Stepan Co.	2,904	286,944
SunCoke Energy, Inc.	11,332	100,968
Sylvamo Corp.*	4,812	160,143
TimkenSteel Corp.*	5,609	122,725
Tredegar Corp.	3,497	41,929
Trinseo PLC	5,297	253,832
Warrior Met Coal, Inc.	7,011	260,178

		7,505,925

REAL ESTATE (8.6%)
Acadia Realty Trust	12,063	261,405
Agree Realty Corp.	9,722	645,152
Alexander & Baldwin, Inc.	9,892	229,396
American Assets Trust, Inc.	7,181	272,088
Armada Hoffler Properties, Inc.	9,182	134,057
Brandywine Realty Trust	23,338	329,999
CareTrust REIT, Inc.	13,233	255,397
Centerspace	2,046	200,754
Chatham Lodging Trust*	6,651	91,717
Community Healthcare Trust, Inc.	3,203	135,199
DiamondRock Hospitality Co.*	28,724	290,112
Diversified Healthcare Trust	32,594	104,301
Douglas Elliman, Inc.	9,010	65,773
Easterly Government Properties, Inc. Cl A	11,747	248,332
Essential Properties Realty Trust, Inc.	16,580	419,474
Four Corners Property Trust, Inc.	10,549	285,245
Franklin Street Properties Corp.	12,966	76,499
Getty Realty Corp.	5,380	153,976
Global Net Lease, Inc.	14,129	222,249

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Hersha Hospitality Trust Cl A*	4,504	40,896
Independence Realty Trust, Inc.	30,096	795,738
Industrial Logistics Properties Trust	8,920	202,216
Innovative Industrial Properties, Inc. Cl A	3,495	717,873
iStar, Inc.	9,475	221,810
LTC Properties, Inc.	5,370	206,584
LXP Industrial Trust	38,570	605,549
Marcus & Millichap, Inc.	3,408	179,533
NexPoint Residential Trust, Inc.	3,099	279,871
Office Properties Income Trust	6,604	169,921
Orion Office REIT, Inc.	7,723	108,122
RE/MAX Hldgs., Inc. Cl A	2,576	71,433
Realogy Hldgs. Corp.*	15,900	249,312
Retail Opportunity Investments Corp.	16,560	321,098
RPT Realty	11,495	158,286
Safehold, Inc.	1,928	106,908
Saul Centers, Inc.	1,778	93,701
Service Properties Trust	22,515	198,807
SITE Centers Corp.	24,485	409,144
St Joe Co.	4,497	266,402
Summit Hotel Properties, Inc.*	14,518	144,599
Tanger Factory Outlet Centers, Inc.	14,181	243,771
Uniti Group, Inc.	32,195	443,003
Universal Health Realty Income Trust	1,748	102,031
Urban Edge Properties	15,017	286,825
Urstadt Biddle Properties, Inc. Cl A	4,113	77,366
Veris Residential, Inc.*	10,915	189,812
Washington Real Estate Investment Trust	11,543	294,347
Whitestone REIT Cl B	6,296	83,422
Xenia Hotels & Resorts, Inc.*	15,576	300,461

		11,989,966

UTILITIES (2.0%)
American States Water Co.	5,037	448,394
Avista Corp.	9,651	435,743
California Water Svc. Group	7,175	425,334
Chesapeake Utilities Corp.	2,401	330,762
Middlesex Water Co.	2,386	250,935
Northwest Natural Hldg. Co.	4,191	216,758
South Jersey Industries, Inc.	15,336	529,859
Unitil Corp.	2,179	108,688

		2,746,473

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $123,169,621) 99.9%		139,407,207

	Shares	Value
WARRANTS
Energy (0.0%)(2)
Nabors Industries Ltd. - expiring 06/11/2026*	347	7,981

TOTAL WARRANTS (Cost: $2,521) 0.0%(2)		7,981

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.15	04/01/22	137,430	137,430

TOTAL TEMPORARY CASH INVESTMENT (Cost: $137,430) 0.1%				137,430

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

TOTAL INVESTMENTS (Cost: $123,309,572) 100.0%	139,552,618

OTHER NET ASSETS -0.0% (2)	(4,764)

NET ASSETS 100.0%	$139,547,854

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
Discovery, Inc. Cl A*	30,045	748,721
Discovery, Inc. Cl C*	20,859	520,849
Take-Two Interactive Software, Inc.*	9,083	1,396,421

		2,665,991

CONSUMER DISCRETIONARY (6.7%)
Capri Hldgs. Ltd.*	29,841	1,533,529
Foot Locker, Inc.	12,396	367,665
Hanesbrands, Inc.	87,605	1,304,439
Marriott Vacations Worldwide Corp.	14,814	2,336,168
Ollie’s Bargain Outlet Hldgs., Inc.*	13,555	582,323
Steven Madden Ltd.	43,247	1,671,064
Taylor Morrison Home Corp. Cl A*	29,765	810,203
Williams-Sonoma, Inc.	4,197	608,565

		9,213,956

CONSUMER STAPLES (1.8%)
Constellation Brands, Inc. Cl A	4,679	1,077,667
TreeHouse Foods, Inc.*	45,429	1,465,540

		2,543,207

ENERGY (7.5%)
Baker Hughes Co. Cl A	100,563	3,661,499
Cheniere Energy, Inc.	10,775	1,493,954
Devon Energy Corp.	45,835	2,710,223
Hess Corp.	8,175	875,052
MPLX LP	22,099	733,245
Williams Cos., Inc.	27,925	932,974

		10,406,947

FINANCIALS (14.1%)
American Financial Group, Inc.	18,668	2,718,434
Ameriprise Financial, Inc.	10,893	3,271,822
Discover Financial Svcs.	9,002	991,930
Everest Re Group Ltd.	4,453	1,342,045
Fifth Third Bancorp	35,977	1,548,450
Hartford Financial Svcs. Group, Inc.	15,184	1,090,363
KeyCorp.	67,660	1,514,231
Reinsurance Group of America, Inc.	8,015	877,322
Signature Bank	5,021	1,473,613
Starwood Property Trust, Inc.	36,922	892,405
SVB Financial Group*	2,623	1,467,437
Synchrony Financial	19,223	669,153
Voya Financial, Inc.	12,603	836,209
Zions Bancorp N.A.	10,665	699,197

		19,392,611

HEALTH CARE (8.8%)
Agilent Technologies, Inc.	14,318	1,894,701
Centene Corp.*	15,242	1,283,224
Cerner Corp.	21,471	2,008,827
Envista Hldgs. Corp.*	34,091	1,660,573
Horizon Therapeutics PLC*	9,156	963,303
Humana, Inc.	1,806	785,917
Syneos Health, Inc. Cl A*	19,031	1,540,559
Zimmer Biomet Hldgs., Inc.	15,724	2,011,100
Zimvie, Inc.*	1,572	35,904

		12,184,108

INDUSTRIALS (18.0%)
Alaska Air Group, Inc.*	23,510	1,363,815
Builders FirstSource, Inc.*	37,244	2,403,728

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Carlisle Cos., Inc.	7,884	1,938,833
Clean Harbors, Inc.*	13,227	1,476,662
Crane Co.	23,037	2,494,446
Dover Corp.	6,981	1,095,319
Jacobs Engineering Group, Inc.	15,033	2,071,698
KBR, Inc.	28,522	1,561,009
L-3 Harris Technologies, Inc.	6,529	1,622,261
Mueller Industries, Inc.	39,592	2,144,699
Old Dominion Freight Line, Inc.	5,581	1,666,933
Oshkosh Corp.	11,561	1,163,615
Stanley Black & Decker, Inc.	9,206	1,286,907
Univar Solutions, Inc.*	78,745	2,530,864

		24,820,789

INFORMATION TECHNOLOGY (9.5%)
Ciena Corp.*	20,359	1,234,366
DXC Technology Co.*	92,817	3,028,619
Euronet Worldwide, Inc.*	22,583	2,939,177
MKS Instruments, Inc.	8,103	1,215,450
PTC, Inc.*	7,592	817,810
Qorvo, Inc.*	8,504	1,055,346
Teledyne Technologies, Inc.*	3,733	1,764,328
Viasat, Inc.*	20,152	983,418

		13,038,514

MATERIALS (10.1%)
Ashland Global Hldgs., Inc.	27,645	2,720,544
Crown Hldgs., Inc.	35,276	4,412,675
FMC Corp.	5,978	786,525
Freeport-McMoRan, Inc.	16,866	838,915
Newmont Corp.	15,326	1,217,651
Packaging Corp. of America	10,636	1,660,386
PPG Industries, Inc.	7,310	958,122
Steel Dynamics, Inc.	16,099	1,343,140

		13,937,958

REAL ESTATE (8.5%)
Alexander’s, Inc.	1,233	315,931
American Campus Communities, Inc.	15,334	858,244
Apartment Income REIT Corp.	20,015	1,070,002
AvalonBay Communities, Inc.	5,641	1,401,055
Brandywine Realty Trust	59,764	845,063
Duke Realty Corp.	42,084	2,443,397
Gaming & Leisure Properties, Inc.	20,730	972,859
Kilroy Realty Corp.	8,985	686,634
Welltower, Inc.	14,457	1,389,896
Weyerhaeuser Co.	45,813	1,736,313

		11,719,394

UTILITIES (7.9%)
AES Corp.	44,961	1,156,846
Ameren Corp.	19,745	1,851,291
Atmos Energy Corp.	7,998	955,681
Entergy Corp.	11,517	1,344,610
Evergy, Inc.	39,311	2,686,514
PPL Corp.	30,914	882,904
Public Svc. Enterprise Group, Inc.	29,392	2,057,440

		10,935,286

TOTAL COMMON STOCKS (Cost: $92,731,905) 94.8%		130,858,761

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.0%)
U.S. Treasury Bill	A-1+	0.08	04/07/22	1,500,000	1,499,980
U.S. Treasury Bill	A-1+	0.12	04/05/22	2,000,000	1,999,973
U.S. Treasury Bill	A-1+	0.13	04/14/22	2,000,000	1,999,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,499,861) 4.0%					5,499,861

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
Citibank, New York Time Deposit	0.15	04/01/22	1,575,227	1,575,227

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,575,227) 1.1%				1,575,227

TOTAL INVESTMENTS (Cost: $99,806,993) 99.9%				137,933,849

OTHER NET ASSETS 0.1%				91,652

NET ASSETS 100.0%				$138,025,501

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	4,262	6,240,591
Iridium Communications, Inc.*	113,656	4,582,610
John Wiley & Sons, Inc. Cl A	37,432	1,985,019
New York Times Co. Cl A	143,653	6,585,053
TEGNA, Inc.	190,239	4,261,354
TripAdvisor, Inc.*	85,156	2,309,431
World Wrestling Entertainment, Inc. Cl A	37,626	2,349,367
Yelp, Inc. Cl A*	59,007	2,012,729
Ziff Davis, Inc.*	41,456	4,012,112

		34,338,266

CONSUMER DISCRETIONARY (13.8%)
Adient PLC*	81,472	3,321,613
American Eagle Outfitters, Inc.	131,920	2,216,256
AutoNation, Inc.*	34,370	3,422,565
Boyd Gaming Corp.	70,507	4,637,950
Brunswick Corp.	66,280	5,361,389
Callaway Golf Co.*	100,749	2,359,542
Capri Hldgs. Ltd.*	126,907	6,521,751
Carter’s, Inc.	36,337	3,342,641
Choice Hotels International, Inc.	28,217	4,000,042
Churchill Downs, Inc.	29,595	6,563,579
Columbia Sportswear Co.	29,716	2,690,189
Cracker Barrel Old Country Store, Inc.	20,222	2,400,958
Crocs, Inc.*	50,592	3,865,229
Dana, Inc.	124,000	2,178,680
Deckers Outdoor Corp.*	23,419	6,411,420
Dick’s Sporting Goods, Inc.	54,085	5,409,582
Five Below, Inc.*	48,166	7,628,049
Foot Locker, Inc.	75,070	2,226,576
Fox Factory Hldg. Corp.*	36,197	3,545,496
GameStop Corp. Cl A*	53,168	8,856,725
Gap, Inc.	182,981	2,576,372
Gentex Corp.	203,340	5,931,428
Goodyear Tire & Rubber Co.*	241,563	3,451,935
Graham Hldgs. Co. Cl B	3,429	2,096,731
Grand Canyon Education, Inc.*	34,064	3,307,955
H&R Block, Inc.	141,456	3,683,514
Hanesbrands, Inc.	300,217	4,470,231
Harley-Davidson, Inc.	132,290	5,212,226
Helen of Troy Ltd.*	20,751	4,063,876
KB Home	73,683	2,385,856
Kohl’s Corp.	119,636	7,233,193
Lear Corp.	51,328	7,318,860
Leggett & Platt, Inc.	114,666	3,990,377
Lithia Motors, Inc. Cl A	26,032	7,812,724
Macy’s, Inc.	257,286	6,267,487
Marriott Vacations Worldwide Corp.	36,620	5,774,974
Mattel, Inc.*	301,193	6,689,497
Murphy USA, Inc.	19,722	3,943,611
Nordstrom, Inc.	95,875	2,599,171
Ollie’s Bargain Outlet Hldgs., Inc.*	50,471	2,168,234
Papa John’s International, Inc.	27,824	2,929,311
Polaris, Inc.	49,039	5,164,787
RH*	14,950	4,875,045

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Scientific Games Corp.*	82,973	4,874,664
Service Corp. International	141,777	9,331,762
Six Flags Entertainment Corp.*	66,529	2,894,012
Skechers USA, Inc. Cl A*	115,978	4,727,263
Taylor Morrison Home Corp. Cl A*	105,651	2,875,820
Tempur Sealy International, Inc.	165,504	4,620,872
Texas Roadhouse, Inc. Cl A	59,875	5,013,334
Thor Industries, Inc.	47,816	3,763,119
Toll Brothers, Inc.	96,606	4,542,414
TopBuild Corp.*	28,306	5,134,425
Travel + Leisure Co.	74,192	4,298,684
Tri Pointe Homes, Inc.*	95,547	1,918,584
Urban Outfitters, Inc.*	56,382	1,415,752
Victoria’s Secret & Co.*	62,455	3,207,689
Visteon Corp.*	24,069	2,626,650
Wendy’s Co.	151,746	3,333,860
Williams-Sonoma, Inc.	62,720	9,094,400
Wingstop, Inc.	25,642	3,009,089
Wyndham Hotels & Resorts, Inc.	80,106	6,784,177
YETI Hldgs., Inc.*	75,347	4,519,313

		278,893,510

CONSUMER STAPLES (3.6%)
BellRing Brands, Inc.*	95,997	2,215,611
BJ’s Wholesale Club Hldgs., Inc.*	116,891	7,903,000
Boston Beer Co., Inc. Cl A*	8,071	3,135,341
Casey’s General Stores, Inc.	31,903	6,322,218
Coty, Inc. Cl A*	295,655	2,657,938
Darling Ingredients, Inc.*	139,109	11,181,581
Energizer Hldgs., Inc.	56,354	1,733,449
Flowers Foods, Inc.	170,835	4,392,168
Grocery Outlet Hldg. Corp.*	75,118	2,462,368
Hain Celestial Group, Inc.*	78,515	2,700,916
Ingredion, Inc.	57,202	4,985,154
Lancaster Colony Corp.	17,044	2,542,113
Nu Skin Enterprises, Inc. Cl A	42,834	2,050,892
Performance Food Group Co.*	133,085	6,775,357
Pilgrim’s Pride Corp.*	41,898	1,051,640
Post Hldgs., Inc.*	48,927	3,388,684
Sanderson Farms, Inc.	18,238	3,419,443
Sprouts Farmers Market, Inc.*	96,511	3,086,422

		72,004,295

ENERGY (3.5%)
Antero Midstream Corp.	279,152	3,034,382
ChampionX Corp.*	173,723	4,252,739
CNX Resources Corp.*	174,084	3,607,021
DT Midstream, Inc.	83,162	4,512,370
EQT Corp.	258,618	8,899,045
Equitrans Midstream Corp.	349,518	2,949,932
HF Sinclair Corp.*	128,524	5,121,681
Murphy Oil Corp.	124,826	5,041,722
NOV, Inc.	337,580	6,619,944
PDC Energy, Inc.	83,720	6,084,770
Range Resources Corp.*	214,750	6,524,105
Targa Resources Corp.	196,851	14,856,345

		71,504,056

FINANCIALS (14.0%)
Affiliated Managers Group, Inc.	34,948	4,925,921
Alleghany Corp.*	11,777	9,975,119
American Financial Group, Inc.	56,932	8,290,438

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Associated Banc-Corp.	128,618	2,927,346
Bank of Hawaii Corp.	34,606	2,904,136
Bank OZK	104,016	4,441,483
Brighthouse Financial, Inc.*	66,946	3,458,430
Cadence Bank	161,917	4,737,691
Cathay General Bancorp	65,124	2,914,299
CNO Financial Group, Inc.	103,510	2,597,066
Commerce Bancshares, Inc.	95,047	6,804,415
Cullen/Frost Bankers, Inc.	48,988	6,780,429
East West Bancorp, Inc.	122,000	9,640,440
Essent Group Ltd.	94,940	3,912,477
Evercore, Inc. Cl A	33,545	3,734,229
Federated Hermes, Inc. Cl B	83,258	2,835,767
First American Financial Corp.	94,368	6,116,934
First Financial Bankshares, Inc.	110,283	4,865,686
First Horizon Corp.	459,088	10,783,977
FirstCash Hldgs., Inc.	34,594	2,433,342
FNB Corp.	292,111	3,636,782
Fulton Financial Corp.	138,675	2,304,778
Glacier Bancorp, Inc.	93,257	4,688,962
Hancock Whitney Corp.	74,646	3,892,789
Hanover Insurance Group, Inc.	30,589	4,573,667
Home BancShares, Inc.	129,476	2,926,158
Interactive Brokers Group, Inc. Cl A	75,117	4,950,961
International Bancshares Corp.	45,761	1,931,572
Janus Henderson Group PLC	145,331	5,089,492
Jefferies Financial Group, Inc.	166,342	5,464,335
Kemper Corp.	51,466	2,909,888
Kinsale Capital Group, Inc.	18,441	4,204,917
Mercury General Corp.	22,850	1,256,750
MGIC Investment Corp.	275,398	3,731,643
Navient Corp.	132,396	2,256,028
New York Community Bancorp, Inc.	399,781	4,285,652
Old National Bancorp/IN	253,810	4,157,408
Old Republic International Corp.	245,464	6,350,154
PacWest Bancorp	102,809	4,434,152
Pinnacle Financial Partners, Inc.	65,455	6,027,096
Primerica, Inc.	33,950	4,645,039
PROG Hldgs., Inc.*	48,761	1,402,854
Prosperity Bancshares, Inc.	79,240	5,497,671
Reinsurance Group of America, Inc.	57,748	6,321,096
RenaissanceRe Hldgs. Ltd.	37,812	5,993,580
RLI Corp.	34,263	3,790,516
SEI Investments Co.	90,460	5,446,597
Selective Insurance Group, Inc.	51,755	4,624,827
SLM Corp.	239,774	4,402,251
Stifel Financial Corp.	89,839	6,100,068
Synovus Financial Corp.	124,667	6,108,683
Texas Capital Bancshares, Inc.*	43,524	2,494,360
UMB Financial Corp.	37,057	3,600,458
Umpqua Hldgs. Corp.	186,237	3,512,430
United Bankshares, Inc.	117,259	4,089,994
Unum Group	175,771	5,538,544
Valley National Bancorp	362,316	4,717,354
Voya Financial, Inc.	92,849	6,160,531
Washington Federal, Inc.	56,074	1,840,349
Webster Financial Corp.	154,585	8,675,310
Wintrust Financial Corp.	49,010	4,554,499

		283,669,820

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

HEALTH CARE (9.0%)
Acadia Healthcare Co., Inc.*	77,319	5,066,714
Amedisys, Inc.*	28,028	4,828,944
Arrowhead Pharmaceuticals, Inc.*	90,666	4,169,729
Azenta, Inc.	64,406	5,337,969
Bruker Corp.	87,355	5,616,926
Chemed Corp.	13,235	6,704,189
Encompass Health Corp.	85,535	6,082,394
Envista Hldgs. Corp.*	138,730	6,757,538
Exelixis, Inc.*	272,011	6,166,489
Globus Medical, Inc. Cl A*	67,943	5,012,835
Haemonetics Corp.*	43,942	2,778,013
Halozyme Therapeutics, Inc.*	121,037	4,826,956
HealthEquity, Inc.*	71,873	4,847,115
ICU Medical, Inc.*	17,143	3,816,718
Integra LifeSciences Hldgs. Corp.*	62,623	4,024,154
Jazz Pharmaceuticals PLC*	52,847	8,226,692
LHC Group, Inc.*	27,228	4,590,641
LivaNova PLC*	45,758	3,744,377
Masimo Corp.*	43,677	6,356,751
Medpace Hldgs., Inc.*	24,718	4,043,618
Neogen Corp.*	92,638	2,856,956
Neurocrine Biosciences, Inc.*	81,559	7,646,156
NuVasive, Inc.*	44,478	2,521,903
Option Care Health, Inc.*	119,074	3,400,753
Patterson Cos., Inc.	74,599	2,414,770
Penumbra, Inc.*	30,191	6,706,327
Perrigo Co. PLC	115,007	4,419,719
Progyny, Inc.*	59,863	3,076,958
Quidel Corp.*	32,604	3,666,646
R1 RCM, Inc.*	114,814	3,072,423
Repligen Corp.*	44,205	8,314,518
STAAR Surgical Co.*	40,922	3,270,077
Syneos Health, Inc. Cl A*	89,146	7,216,369
Tandem Diabetes Care, Inc.*	54,620	6,351,760
Tenet Healthcare Corp.*	92,098	7,916,744
United Therapeutics Corp.*	38,719	6,946,576

		182,797,417

INDUSTRIALS (18.5%)
Acuity Brands, Inc.	30,105	5,698,876
AECOM	121,515	9,333,567
AGCO Corp.	52,755	7,703,813
ASGN, Inc.*	44,791	5,227,558
Avis Budget Group, Inc.*	34,456	9,072,265
Axon Enterprise, Inc.*	58,863	8,107,201
Brink’s Co.	42,258	2,873,544
Builders FirstSource, Inc.*	164,636	10,625,607
CACI International, Inc. Cl A*	20,055	6,041,769
Carlisle Cos., Inc.	44,950	11,054,104
Chart Industries, Inc.*	30,625	5,260,456
Clean Harbors, Inc.*	43,036	4,804,539
Colfax Corp.*	116,867	4,650,138
Crane Co.	42,915	4,646,836
Curtiss-Wright Corp.	33,735	5,065,648
Donaldson Co., Inc.	106,202	5,515,070
Dycom Industries, Inc.*	25,947	2,471,711
EMCOR Group, Inc.	45,886	5,168,140
EnerSys	35,463	2,644,476
Flowserve Corp.	111,993	4,020,549

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Fluor Corp.*	121,574	3,487,958
FTI Consulting, Inc.*	29,478	4,634,531
GATX Corp.	30,520	3,764,032
Graco, Inc.	146,122	10,187,626
GXO Logistics, Inc.*	84,762	6,046,921
Hexcel Corp.	72,125	4,289,274
Hubbell, Inc. Cl B	46,776	8,596,026
IAA, Inc.*	115,929	4,434,284
Insperity, Inc.	30,652	3,078,074
ITT, Inc.	73,592	5,534,854
JetBlue Airways Corp.*	273,416	4,087,569
KBR, Inc.	120,605	6,600,712
Kennametal, Inc.	71,435	2,043,755
Kirby Corp.*	51,678	3,730,635
Knight-Swift Transportation Hldgs., Inc. Cl A	142,676	7,199,431
Landstar System, Inc.	32,406	4,887,797
Lennox International, Inc.	28,946	7,464,016
Lincoln Electric Hldgs., Inc.	50,764	6,995,787
ManpowerGroup, Inc.	46,631	4,379,584
MasTec, Inc.*	50,594	4,406,737
MDU Resources Group, Inc.	174,824	4,659,060
Mercury Systems, Inc.*	48,792	3,144,644
Middleby Corp.*	47,822	7,839,939
MillerKnoll, Inc.	65,118	2,250,478
MSA Safety, Inc.	31,347	4,159,747
MSC Industrial Direct Co., Inc. Cl A	40,524	3,453,050
nVent Electric PLC	144,636	5,030,440
Oshkosh Corp.	57,260	5,763,219
Owens Corning	86,390	7,904,685
Regal Rexnord Corp.	58,253	8,666,881
Ryder System, Inc.	46,161	3,661,952
Saia, Inc.*	22,642	5,520,572
Science Applications International Corp.	48,953	4,511,998
Simpson Manufacturing Co., Inc.	37,346	4,072,208
Stericycle, Inc.*	78,976	4,653,266
Sunrun, Inc.*	177,965	5,404,797
Terex Corp.	60,008	2,139,885
Tetra Tech, Inc.	46,424	7,657,175
Timken Co.	59,348	3,602,424
Toro Co.	90,192	7,710,514
Trex Co., Inc.*	98,968	6,465,579
Trinity Industries, Inc.	70,318	2,416,126
Univar Solutions, Inc.*	146,975	4,723,776
Valmont Industries, Inc.	18,247	4,353,734
Vicor Corp.*	18,438	1,300,801
Watsco, Inc.	28,393	8,649,644
Watts Water Technologies, Inc. Cl A	23,692	3,307,166
Werner Enterprises, Inc.	51,470	2,110,270
Woodward, Inc.	54,224	6,773,120
XPO Logistics, Inc.*	84,812	6,174,314

		373,916,934

INFORMATION TECHNOLOGY (13.9%)
ACI Worldwide, Inc.*	101,073	3,182,789
Alliance Data Systems Corp.	42,801	2,403,276
Amkor Technology, Inc.	86,191	1,872,068
Arrow Electronics, Inc.*	58,517	6,941,872
Aspen Technology, Inc.*	57,310	9,477,355
Avnet, Inc.	85,080	3,453,397
Belden, Inc.	38,599	2,138,385

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Blackbaud, Inc.*	38,435	2,301,103
Calix, Inc.*	47,138	2,022,692
CDK Global, Inc.	100,401	4,887,521
Ciena Corp.*	133,155	8,073,188
Cirrus Logic, Inc.*	49,247	4,175,653
CMC Materials, Inc.	24,569	4,555,093
Cognex Corp.	151,997	11,726,569
Coherent, Inc.*	21,298	5,822,021
CommVault Systems, Inc.*	38,309	2,541,802
Concentrix Corp.	36,882	6,143,066
Digital Turbine, Inc.*	75,856	3,323,251
Envestnet, Inc.*	46,978	3,497,042
Euronet Worldwide, Inc.*	45,441	5,914,146
Fair Isaac Corp.*	22,593	10,538,731
First Solar, Inc.*	85,012	7,118,905
Genpact Ltd.	146,589	6,378,087
II-VI, Inc.*	91,417	6,626,818
Jabil, Inc.	123,355	7,614,704
Kyndryl Hldgs., Inc.*	154,154	2,022,500
Lattice Semiconductor Corp.*	117,729	7,175,583
Littelfuse, Inc.	21,176	5,281,506
LiveRamp Hldgs., Inc.*	58,541	2,188,848
Lumentum Hldgs., Inc.*	62,071	6,058,130
Manhattan Associates, Inc.*	54,295	7,531,259
Maximus, Inc.	53,235	3,989,963
Mimecast Ltd.*	53,527	4,258,608
MKS Instruments, Inc.	47,679	7,151,850
National Instruments Corp.	113,381	4,602,135
NCR Corp.*	113,482	4,560,842
Paylocity Hldg. Corp.*	34,113	7,019,432
Power Integrations, Inc.	50,860	4,713,705
Qualys, Inc.*	28,705	4,087,879
Sabre Corp.*	278,064	3,178,272
Sailpoint Technologies Hldgs., Inc.*	80,180	4,103,612
Semtech Corp.*	55,397	3,841,228
Silicon Laboratories, Inc.*	32,839	4,932,418
SiTime Corp.*	12,885	3,193,161
SunPower Corp. Cl A*	71,386	1,533,371
Synaptics, Inc.*	33,979	6,778,810
TD SYNNEX Corp.	35,635	3,677,888
Teradata Corp.*	93,279	4,597,722
Universal Display Corp.	37,274	6,222,894
Viasat, Inc.*	63,957	3,121,102
Vishay Intertechnology, Inc.	114,094	2,236,242
Vontier Corp.	145,343	3,690,259
Western Union Co.	338,556	6,344,539
WEX, Inc.*	38,532	6,876,035
Wolfspeed, Inc.*	106,239	12,096,373
Xerox Hldgs. Corp.	105,516	2,128,258

		281,923,958

MATERIALS (7.3%)
Alcoa Corp.	158,273	14,249,318
AptarGroup, Inc.	56,592	6,649,560
Ashland Global Hldgs., Inc.	45,513	4,478,934
Avient Corp.	78,656	3,775,488
Cabot Corp.	48,649	3,328,078
Chemours Co.	137,570	4,330,704
Cleveland-Cliffs, Inc.*	411,049	13,239,888

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Commercial Metals Co.	104,439	4,346,751
Eagle Materials, Inc.	33,963	4,359,491
Greif, Inc. Cl A	22,826	1,485,060
Ingevity Corp.*	33,775	2,163,964
Louisiana-Pacific Corp.	75,645	4,699,067
Minerals Technologies, Inc.	28,622	1,893,345
NewMarket Corp.	5,880	1,907,354
Olin Corp.	121,323	6,342,767
Reliance Steel & Aluminum Co.	53,865	9,876,148
Royal Gold, Inc.	56,429	7,972,289
RPM International, Inc.	111,484	9,079,257
Scotts Miracle-Gro Co.	34,884	4,289,337
Sensient Technologies Corp.	36,130	3,033,114
Silgan Hldgs., Inc.	72,140	3,335,032
Sonoco Products Co.	84,532	5,288,322
Steel Dynamics, Inc.	162,081	13,522,418
United States Steel Corp.	224,326	8,466,063
Valvoline, Inc.	154,195	4,866,394
Worthington Industries, Inc.	28,025	1,440,765

		148,418,908

REAL ESTATE (9.9%)
American Campus Communities, Inc.	119,635	6,695,971
Apartment Income REIT Corp.	134,962	7,215,069
Brixmor Property Group, Inc.	256,061	6,608,934
Camden Property Trust	87,860	14,602,332
Corporate Office Properties Trust	96,567	2,756,022
Cousins Properties, Inc.	127,829	5,150,230
Douglas Emmett, Inc.	150,868	5,042,009
EastGroup Properties, Inc.	34,977	7,110,125
EPR Properties	64,311	3,518,455
First Industrial Realty Trust, Inc.	112,012	6,934,663
Healthcare Realty Trust, Inc.	126,844	3,485,673
Highwoods Properties, Inc.	90,178	4,124,742
Hudson Pacific Properties, Inc.	131,088	3,637,692
JBG SMITH Properties	98,143	2,867,738
Jones Lang LaSalle, Inc.*	43,388	10,389,691
Kilroy Realty Corp.	90,308	6,901,337
Kite Realty Group Trust	188,288	4,287,318
Lamar Advertising Co. Cl A	74,640	8,671,675
Life Storage, Inc.	70,515	9,902,421
Macerich Co.	183,152	2,864,497
Medical Properties Trust, Inc.	513,090	10,846,723
National Retail Properties, Inc.	150,996	6,785,760
National Storage Affiliates Trust	70,448	4,421,317
Omega Healthcare Investors, Inc.	205,449	6,401,791
Park Hotels & Resorts, Inc.	203,304	3,970,527
Pebblebrook Hotel Trust	112,952	2,765,065
Physicians Realty Trust	189,386	3,321,830
PotlatchDeltic Corp.	59,375	3,130,844
PS Business Parks, Inc.	17,291	2,906,271
Rayonier, Inc.	124,979	5,139,136
Rexford Industrial Realty, Inc.	137,779	10,276,936
Sabra Health Care REIT, Inc.	196,598	2,927,344
SL Green Realty Corp.	53,293	4,326,326
Spirit Realty Capital, Inc.	109,785	5,052,306
STORE Capital Corp.	210,980	6,166,945

		201,205,715

UTILITIES (3.3%)
ALLETE, Inc.	45,197	3,027,295

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Black Hills Corp.	54,867	4,225,856
Essential Utilities, Inc.	197,731	10,109,986
Hawaiian Electric Industries, Inc.	93,976	3,976,125
IDACORP, Inc.	43,429	5,009,969
National Fuel Gas Co.	78,616	5,400,919
New Jersey Resources Corp.	82,585	3,787,348
NorthWestern Corp.	46,495	2,812,483
OGE Energy Corp.	172,093	7,017,953
ONE Gas, Inc.	46,070	4,065,217
PNM Resources, Inc.	73,794	3,517,760
Southwest Gas Hldgs., Inc.	55,066	4,311,117
Spire, Inc.	44,490	3,192,602
UGI Corp.	180,372	6,533,074

		66,987,704

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,519,865,715) 98.5%		1,995,660,583

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill	A-1+	0.12	05/03/22	4,500,000	4,499,510
U.S. Treasury Bill	A-1+	0.16	04/19/22	16,500,000	16,498,733
U.S. Treasury Bill	A-1+	0.18	04/28/22	2,000,000	1,999,730
U.S. Treasury Bill	A-1+	0.19	05/10/22	3,500,000	3,499,289
U.S. Treasury Bill (1)	A-1+	0.32	06/02/22	2,000,000	1,998,864

					28,496,126

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $28,496,163) 1.4%					28,496,126

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	0.15	04/01/22	3,584,440	3,584,440

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,584,440) 0.2%				3,584,440

TOTAL INVESTMENTS (Cost: $1,551,946,318) 100.1%				2,027,741,149

OTHER NET ASSETS -0.1%				(1,638,104)

NET ASSETS 100.0%				$2,026,103,045

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.6%)
AT&T, Inc.	50,407	1,191,118
Comcast Corp. Cl A	50,198	2,350,270
Discovery, Inc. Cl A*	46,802	1,166,306
Interpublic Group of Cos., Inc.	41,645	1,476,315
Verizon Communications, Inc.	23,246	1,184,151

		7,368,160

CONSUMER DISCRETIONARY (7.9%)
Advance Auto Parts, Inc.	3,121	645,922
Amazon.com, Inc.*	705	2,298,265
Bath & Body Works, Inc.	16,836	804,761
Best Buy Co., Inc.	17,535	1,593,931
eBay, Inc.	23,973	1,372,694
Home Depot, Inc.	6,131	1,835,192
Ralph Lauren Corp. Cl A	8,447	958,228
Tapestry, Inc.	28,947	1,075,381
Target Corp.	12,790	2,714,294
TJX Cos., Inc.	19,461	1,178,947
Ulta Beauty, Inc.*	2,772	1,103,866
Whirlpool Corp.	5,210	900,184

		16,481,665

CONSUMER STAPLES (2.1%)
Constellation Brands, Inc. Cl A	4,621	1,064,309
Procter & Gamble Co.	13,081	1,998,777
Walmart, Inc.	8,786	1,308,411

		4,371,497

ENERGY (4.1%)
Baker Hughes Co. Cl A	40,458	1,473,076
Chevron Corp.	6,298	1,025,503
ConocoPhillips	21,586	2,158,600
Coterra Energy, Inc.	18,087	487,806
EOG Resources, Inc.	11,496	1,370,668
Valaris Ltd.*	1,341	69,692
Valero Energy Corp.	9,857	1,000,880
Williams Cos., Inc.	29,323	979,682

		8,565,907

FINANCIALS (6.2%)
Allstate Corp.	6,500	900,315
Comerica, Inc.	14,502	1,311,416
Goldman Sachs Group, Inc.	2,808	926,921
Intercontinental Exchange, Inc.	6,902	911,892
JPMorgan Chase & Co.	18,931	2,580,674
KeyCorp.	24,233	542,335
Morgan Stanley	30,485	2,664,389
Synchrony Financial	47,961	1,669,522
Wells Fargo & Co.	26,925	1,304,785

		12,812,249

HEALTH CARE (9.7%)
Abbott Laboratories	5,567	658,910
AbbVie, Inc.	19,878	3,222,423
Bristol-Myers Squibb Co.	14,441	1,054,626
Cigna Corp.	6,032	1,445,327
CVS Health Corp.	17,739	1,795,364
Eli Lilly & Co.	5,564	1,593,363
Gilead Sciences, Inc.	17,021	1,011,898
HCA Healthcare, Inc.	6,335	1,587,678

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Johnson & Johnson	12,265	2,173,726
Pfizer, Inc.	32,258	1,669,997
UnitedHealth Group, Inc.	7,886	4,021,623

		20,234,935

INDUSTRIALS (5.2%)
Caterpillar, Inc.	4,482	998,679
Deere & Co.	2,637	1,095,568
Delta Air Lines, Inc.*	13,742	543,771
FedEx Corp.	4,043	935,510
Honeywell International, Inc.	5,016	976,013
Masco Corp.	11,444	583,644
Parker-Hannifin Corp.	3,622	1,027,779
Quanta Svcs., Inc.	7,877	1,036,692
Snap-on, Inc.	2,407	494,590
Trane Technologies PLC	9,264	1,414,613
Union Pacific Corp.	6,279	1,715,486

		10,822,345

INFORMATION TECHNOLOGY (18.5%)
Adobe, Inc.*	3,957	1,802,888
Apple, Inc.	65,732	11,477,465
Broadcom, Inc.	5,058	3,184,921
Corning, Inc.	16,887	623,299
Fortinet, Inc.*	4,493	1,535,438
HP, Inc.	52,068	1,890,068
Lam Research Corp.	3,708	1,993,458
Micron Technology, Inc.	12,832	999,485
Microsoft Corp.	32,678	10,074,954
NetApp, Inc.	11,428	948,524
QUALCOMM, Inc.	9,782	1,494,885
Visa, Inc. Cl A	10,870	2,410,640

		38,436,025

MATERIALS (2.3%)
Eastman Chemical Co.	8,143	912,505
Freeport-McMoRan, Inc.	28,200	1,402,668
LyondellBasell Industries NV Cl A	5,886	605,198
Newmont Corp.	24,013	1,907,833

		4,828,204

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	3,346	673,382
American Tower Corp.	3,857	968,956
Equinix, Inc.	1,148	851,380
Extra Space Storage, Inc.	4,442	913,275

		3,406,993

UTILITIES (0.8%)
NextEra Energy, Inc.	19,782	1,675,733

TOTAL COMMON STOCKS (Cost: $76,093,416) 62.0%		129,003,713

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,595,637
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	862,340
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	613,154
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,646,766
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,780,859

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

U.S. Treasury Note	AA+	0.63	05/15/30	1,375,000	1,198,882
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	406,318
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	843,750
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,659,561
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	941,484
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	670,250
U.S. Treasury Note	AA+	2.25	02/15/27	745,000	737,201
U.S. Treasury Note	AA+	2.25	08/15/27	2,000,000	1,978,437
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,125,225
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,393,984
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,518,047
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,419,071
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,589,820

					31,980,786

U.S. GOVERNMENT AGENCIES (9.5%)
MORTGAGE-BACKED OBLIGATIONS (9.5%)
FHLMC	AA+	2.00	11/01/50	170,918	159,143
FHLMC	AA+	2.50	09/01/27	80,092	79,409
FHLMC	AA+	2.50	06/01/35	186,958	185,053
FHLMC	AA+	2.50	06/01/50	160,534	153,714
FHLMC	AA+	2.50	11/01/50	445,677	426,678
FHLMC	AA+	2.50	10/01/51	243,979	233,097
FHLMC	AA+	3.00	06/01/27	52,420	52,898
FHLMC	AA+	3.00	08/01/27	50,959	51,405
FHLMC	AA+	3.00	02/01/32	126,803	128,220
FHLMC	AA+	3.00	10/15/37	5,082	5,091
FHLMC	AA+	3.00	11/01/42	103,000	102,721
FHLMC	AA+	3.00	04/01/43	90,959	90,731
FHLMC	AA+	3.00	11/01/49	198,152	195,274
FHLMC	AA+	3.00	11/01/49	263,876	260,934
FHLMC	AA+	3.50	02/01/32	53,537	54,251
FHLMC	AA+	3.50	01/01/43	116,313	118,716
FHLMC	AA+	3.50	06/01/45	160,426	163,549
FHLMC	AA+	3.50	07/01/45	163,565	166,822
FHLMC	AA+	3.50	03/01/52	1,499,310	1,504,601
FHLMC	AA+	4.00	11/01/33	48,549	50,140
FHLMC	AA+	4.00	01/01/38	108,818	115,034
FHLMC	AA+	4.00	03/01/41	35,160	36,677
FHLMC	AA+	4.00	07/01/41	71,574	74,930
FHLMC	AA+	4.00	11/01/42	26,858	28,115
FHLMC	AA+	4.00	01/01/43	72,871	76,199
FHLMC	AA+	4.00	10/01/44	63,446	66,113
FHLMC	AA+	4.00	06/01/45	159,290	166,344
FHLMC	AA+	4.00	04/01/52	500,000	513,200
FHLMC	AA+	4.50	08/15/35	6,537	6,784
FHLMC	AA+	4.50	02/01/44	64,039	68,055
FHLMC	AA+	4.50	05/01/48	75,054	78,706
FHLMC	AA+	5.00	02/01/26	4,042	4,253
FHLMC	AA+	5.50	07/01/32	15,380	16,783
FHLMC	AA+	5.50	05/01/33	7,515	7,995
FHLMC	AA+	5.50	06/01/37	62,057	68,003
FHLMC ARM	AA+	1.93	10/01/51	670,518	637,661
FHLMC Strip	AA+	3.00	01/15/43	72,818	71,335
FNMA	AA+	1.83	09/01/51	734,609	697,435
FNMA	AA+	2.00	11/01/35	244,046	237,315
FNMA	AA+	2.00	07/01/36	962,849	936,725
FNMA	AA+	2.00	10/01/50	154,975	144,359
FNMA	AA+	2.50	02/01/33	137,631	131,950

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	2.50	06/01/35	385,510	381,582
FNMA	AA+	2.50	10/01/35	395,199	394,205
FNMA	AA+	2.50	05/01/46	236,626	227,499
FNMA	AA+	2.50	10/01/50	415,310	397,063
FNMA	AA+	2.50	12/01/50	70,611	67,816
FNMA	AA+	2.50	01/01/51	433,546	415,140
FNMA	AA+	2.50	02/01/51	98,179	93,812
FNMA	AA+	2.50	03/01/51	396,769	380,345
FNMA	AA+	2.50	03/01/51	961,713	923,989
FNMA	AA+	2.50	04/01/51	188,798	180,578
FNMA	AA+	2.50	08/01/51	543,098	520,771
FNMA	AA+	2.50	12/01/51	397,937	380,187
FNMA	AA+	2.68	12/01/26	300,000	299,498
FNMA	AA+	3.00	06/01/33	157,710	156,893
FNMA	AA+	3.00	09/01/33	98,421	98,328
FNMA	AA+	3.00	12/01/42	61,137	59,373
FNMA	AA+	3.00	01/01/43	276,260	275,916
FNMA	AA+	3.00	02/01/43	78,954	78,034
FNMA	AA+	3.00	03/01/43	161,887	161,137
FNMA	AA+	3.00	09/01/43	139,183	138,637
FNMA	AA+	3.00	12/01/47	27,296	26,833
FNMA	AA+	3.00	03/01/48	60,220	59,720
FNMA	AA+	3.00	03/01/50	75,026	73,758
FNMA	AA+	3.00	09/01/50	298,862	293,786
FNMA	AA+	3.00	01/01/52	598,087	585,698
FNMA	AA+	3.50	03/25/28	23,325	23,342
FNMA	AA+	3.50	08/01/38	99,506	101,475
FNMA	AA+	3.50	10/01/41	71,747	71,192
FNMA	AA+	3.50	11/01/41	98,339	100,299
FNMA	AA+	3.50	12/01/41	83,211	82,829
FNMA	AA+	3.50	04/01/42	182,644	186,271
FNMA	AA+	3.50	04/01/42	112,174	111,427
FNMA	AA+	3.50	08/01/42	110,678	112,874
FNMA	AA+	3.50	08/01/43	170,113	175,554
FNMA	AA+	3.50	08/01/43	141,514	144,495
FNMA	AA+	3.50	01/01/44	14,697	14,581
FNMA	AA+	3.50	04/01/45	133,103	135,693
FNMA	AA+	3.50	09/01/47	68,401	69,659
FNMA	AA+	4.00	07/25/26	43,504	43,541
FNMA	AA+	4.00	01/01/31	54,190	55,746
FNMA	AA+	4.00	07/01/40	85,060	88,932
FNMA	AA+	4.00	11/01/40	37,112	38,814
FNMA	AA+	4.00	05/01/41	30,764	30,820
FNMA	AA+	4.00	11/01/45	89,921	93,399
FNMA	AA+	4.00	02/01/47	74,996	77,811
FNMA	AA+	4.00	04/01/49	314,341	321,384
FNMA	AA+	4.00	03/01/50	332,477	340,637
FNMA	AA+	4.00	07/01/56	325,987	339,073
FNMA	AA+	4.50	05/01/30	16,915	17,535
FNMA	AA+	4.50	06/01/34	27,414	28,775
FNMA	AA+	4.50	08/01/35	16,839	17,779
FNMA	AA+	4.50	05/01/39	37,618	40,027
FNMA	AA+	4.50	05/01/39	23,511	25,015
FNMA	AA+	4.50	05/01/40	38,686	38,753
FNMA	AA+	4.50	10/01/40	175,743	186,503
FNMA	AA+	4.50	11/01/47	36,421	38,104
FNMA	AA+	4.50	11/01/47	59,970	63,650
FNMA	AA+	5.00	06/01/33	23,158	25,040

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	5.00	10/01/33	25,079	27,125
FNMA	AA+	5.00	11/01/33	16,025	17,332
FNMA	AA+	5.00	11/01/33	68,223	73,777
FNMA	AA+	5.00	03/01/34	9,024	9,761
FNMA	AA+	5.00	04/01/34	14,324	15,299
FNMA	AA+	5.00	09/01/35	7,515	8,127
FNMA	AA+	5.00	11/25/35	31,933	33,751
FNMA	AA+	5.00	08/01/37	69,313	75,009
FNMA	AA+	5.00	05/01/39	30,240	31,751
FNMA	AA+	5.00	06/01/40	11,985	12,895
FNMA	AA+	5.50	03/01/34	4,315	4,586
FNMA	AA+	5.50	05/01/34	47,356	51,841
FNMA	AA+	5.50	07/01/34	24,385	26,168
FNMA	AA+	5.50	09/01/34	6,947	7,456
FNMA	AA+	5.50	10/01/34	15,500	16,964
FNMA	AA+	5.50	02/01/35	19,133	20,921
FNMA	AA+	5.50	02/01/35	17,053	18,666
FNMA	AA+	5.50	08/01/35	5,189	5,557
FNMA	AA+	5.50	08/01/37	3,647	4,017
FNMA	AA+	5.50	06/01/48	7,360	7,762
FNMA	AA+	6.00	05/01/32	4,878	5,396
FNMA	AA+	6.00	04/01/33	25,719	27,470
FNMA	AA+	6.00	05/01/33	8,552	9,125
FNMA	AA+	6.00	06/01/34	7,235	7,774
FNMA	AA+	6.00	09/01/34	2,054	2,191
FNMA	AA+	6.00	10/01/34	15,394	16,447
FNMA	AA+	6.00	01/01/37	12,104	13,506
FNMA	AA+	6.00	04/01/37	2,091	2,212
FNMA	AA+	6.00	05/01/37	2,809	2,970
FNMA	AA+	6.00	10/25/44	51,351	54,828
FNMA	AA+	6.00	12/25/49	14,188	15,147
FNMA	AA+	6.50	05/01/32	18,734	20,111
FNMA	AA+	6.50	07/01/34	8,571	9,215
FNMA	AA+	6.50	05/01/37	17,288	17,988
FNMA	AA+	7.00	04/01/32	1,376	1,454
FNMA	AA+	7.50	06/01/31	2,347	2,525
FNMA	AA+	7.50	02/01/32	2,460	2,673
FNMA	AA+	7.50	06/01/32	1,514	1,692
FNMA	AA+	8.00	04/01/32	1,225	1,272
FNMA Strip	AA+	3.00	08/25/42	67,043	65,921
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	77,154	74,101
GNMA(3)	AA+	3.00	07/15/46	205,816	206,776
GNMA(3)	AA+	4.00	08/15/41	60,508	64,061
GNMA(3)	AA+	4.00	01/15/42	144,305	152,764
GNMA(3)	AA+	4.00	08/20/42	45,866	47,752
GNMA(3)	AA+	4.50	04/20/31	38,572	40,367
GNMA(3)	AA+	4.50	10/15/40	68,567	74,974
GNMA(3)	AA+	4.50	10/20/43	122,222	128,579
GNMA(3)	AA+	5.00	06/20/39	54,142	57,280
GNMA(3)	AA+	6.50	04/15/31	1,457	1,556
GNMA(3)	AA+	6.50	10/15/31	1,058	1,163
GNMA(3)	AA+	6.50	12/15/31	700	748
GNMA(3)	AA+	6.50	05/15/32	3,527	3,769
GNMA(3)	AA+	7.00	05/15/31	1,160	1,271
GNMA(3)	AA+	7.00	05/15/32	544	558

					19,882,446

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

CORPORATE DEBT (7.9%)
COMMUNICATION SERVICES (0.2%)
AT&T, Inc.	BBB	2.75	06/01/31	215,000	201,601
Comcast Corp.	A-	3.40	04/01/30	300,000	303,914

					505,515

CONSUMER DISCRETIONARY (1.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	59,960
Amazon.com, Inc.	AA	5.20	12/03/25	300,000	323,285
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	199,725
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	65,204
Best Buy Co., Inc.	BBB+	1.95	10/01/30	250,000	218,861
Brunswick Corp.	BBB-	2.40	08/18/31	275,000	232,900
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	155,000	142,092
Dollar General Corp.	BBB	3.25	04/15/23	300,000	302,160
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	306,678
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	248,480
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	154,014
Macy’s Retail Hldgs. LLC	BB	2.88	02/15/23	216,000	217,957
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	351,138
Mattel, Inc.	BB-	3.15	03/15/23	350,000	349,576
NVR, Inc.	BBB+	3.95	09/15/22	300,000	301,228
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	300,915

					3,774,173

CONSUMER STAPLES (0.5%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	115,000	105,793
Hormel Foods Corp.	A	1.80	06/11/30	140,000	125,466
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	400,178
Sysco Corp.	BBB	2.60	06/12/22	300,000	300,601
Sysco Corp.	BBB	3.75	10/01/25	100,000	101,506

					1,033,544

ENERGY (0.1%)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	124,625

FINANCIALS (2.1%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	153,490
Allstate Corp.	A-	0.75	12/15/25	350,000	322,127
American Express Co.	BBB	3.63	12/05/24	250,000	254,822
Bank of America Corp.	A-	3.37	01/23/26	165,000	165,083
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	305,698
Block Financial LLC	BBB	5.25	10/01/25	350,000	365,351
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	250,367
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	101,352
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	256,231
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	306,592
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	322,548
Kemper Corp.	BBB	3.80	02/23/32	165,000	158,968
Lincoln National Corp.	A-	4.00	09/01/23	250,000	253,124
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	247,670
Synchrony Financial	BBB-	3.70	08/04/26	400,000	397,652
Unum Group	BBB	4.00	03/15/24	150,000	152,124
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	251,257
Wells Fargo & Co.	BBB+	3.53	03/24/28	115,000	114,769

					4,379,225

HEALTH CARE (0.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	184,366
Anthem, Inc.	A	2.88	09/15/29	255,000	246,407
Baxter International, Inc.†	BBB	2.54	02/01/32	100,000	91,314
CVS Health Corp.	BBB	3.75	04/01/30	389,000	395,803
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	152,614
Thermo Fisher Scientific, Inc.	BBB+	2.00	10/15/31	375,000	336,637

					1,407,141

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

INDUSTRIALS (0.4%)
Boeing Co.	BBB-	4.88	05/01/25	180,000	185,701
Deere & Co.	A	2.75	04/15/25	200,000	198,755
General Dynamics Corp.	A-	3.25	04/01/25	150,000	151,609
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	200,757
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	178,609

					915,431

INFORMATION TECHNOLOGY (0.9%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	194,128
Applied Materials, Inc.	A	3.90	10/01/25	350,000	359,632
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	304,225
Intel Corp.	A+	3.40	03/25/25	135,000	137,050
Mastercard, Inc.	A+	3.30	03/26/27	300,000	305,748
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	344,395
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	231,656

					1,876,834

MATERIALS (0.7%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	159,863
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	177,644
Ecolab, Inc.	A-	2.13	02/01/32	600,000	548,707
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	360,619
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	100,648

					1,347,481

REAL ESTATE (0.3%)
Boston Properties LP	BBB+	3.25	01/30/31	300,000	290,138
Duke Realty LP	BBB+	1.75	07/01/30	140,000	122,438
Service Properties Trust	B+	5.00	08/15/22	250,000	248,750

					661,326

UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	104,026
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	182,093
Southern Co.	BBB	3.25	07/01/26	50,000	50,005

					336,124

TOTAL CORPORATE DEBT					16,361,419

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,545,591) 32.8%					68,224,651

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.1%)
U.S. Treasury Bill	A-1+	0.11	04/12/22	7,600,000	7,599,745
U.S. Treasury Bill	A-1+	0.12	04/05/22	800,000	799,990
U.S. Treasury Bill	A-1+	0.15	04/19/22	200,000	199,985
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,599,720) 4.1%					8,599,720

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit		0.15	04/01/22	2,001,679	2,001,679

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,001,679) 1.0%					2,001,679

TOTAL INVESTMENTS (Cost: $157,240,406) 99.9%					207,829,763

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

OTHER NET ASSETS 0.1%	292,863

NET ASSETS 100.0%	$208,122,626

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (5.0%)
CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	115,935	3,219,990

FINANCIALS (0.8%)
National Australia Bank Ltd.	23,744	571,825
Suncorp Group Ltd.	1,047,121	8,683,212

		9,255,037

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	289,941	7,657,649

INDUSTRIALS (0.7%)
Aurizon Hldgs. Ltd.	3,257,215	8,955,921

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	47,887	1,803,011

MATERIALS (2.4%)
BHP Group Ltd.	389,328	15,098,880
BHP Group Ltd.	375,681	14,486,395

		29,585,275

TOTAL AUSTRALIA		60,476,883

AUSTRIA (0.9%)
ENERGY (0.6%)
OMV AG	142,823	6,826,598

FINANCIALS (0.1%)
Raiffeisen Bank International AG	118,348	1,680,725

MATERIALS (0.2%)
voestalpine AG	81,087	2,413,607

TOTAL AUSTRIA		10,920,930

DENMARK (3.7%)
CONSUMER DISCRETIONARY (0.5%)
Pandora A/S	64,325	6,129,476

FINANCIALS (0.3%)
Danske Bank A/S	231,038	3,844,338

HEALTH CARE (2.1%)
Novo Nordisk A/S Cl B	227,347	25,223,017

INDUSTRIALS (0.8%)
AP Moller - Maersk A/S Cl B	3,118	9,371,915

TOTAL DENMARK		44,568,746

FINLAND (2.0%)
FINANCIALS (0.7%)
Nordea Bank Abp	837,405	8,625,721

INFORMATION TECHNOLOGY (0.8%)
Nokia OYJ*	1,641,814	9,044,366

UTILITIES (0.5%)
Fortum OYJ	319,753	5,845,994

TOTAL FINLAND		23,516,081

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FRANCE (10.8%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	607,049	7,190,523
Publicis Groupe S.A.	132,464	8,042,269

		15,232,792

CONSUMER DISCRETIONARY (3.2%)
EssilorLuxottica S.A.	47,061	8,609,739
Faurecia SE	168,109	4,373,692
Hermes International	2,401	3,399,324
La Francaise des Jeux SAEM†	84,953	3,371,375
LVMH Moet Hennessy Louis Vuitton SE	23,922	17,080,908

		36,835,038

CONSUMER STAPLES (1.8%)
Carrefour S.A.	484,381	10,544,469
L’Oreal S.A.	26,411	10,553,089

		21,097,558

FINANCIALS (1.7%)
AXA S.A.	92,243	2,701,206
BNP Paribas S.A.	185,535	10,605,690
Societe Generale S.A.	285,013	7,642,863

		20,949,759

INDUSTRIALS (2.1%)
Bouygues S.A.	230,949	8,063,612
Cie de Saint-Gobain	148,602	8,844,675
Eiffage S.A.	84,057	8,629,687

		25,537,974

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,859,946

UTILITIES (0.5%)
Engie S.A.	497,431	6,541,795

TOTAL FRANCE		129,054,862

GERMANY (6.6%)
COMMUNICATION SERVICES (0.5%)
Deutsche Telekom AG	359,340	6,694,512

CONSUMER DISCRETIONARY (1.4%)
Bayerische Motoren Werke AG	95,399	8,246,759
Mercedes-Benz Group AG	129,775	9,111,732

		17,358,491

HEALTH CARE (0.7%)
Merck KGaA	39,983	8,352,475

INDUSTRIALS (0.9%)
Daimler Truck Hldg. AG*	53,360	1,480,407
Deutsche Post AG	195,129	9,320,725

		10,801,132

INFORMATION TECHNOLOGY (1.0%)
SAP SE	107,653	11,934,757

MATERIALS (0.7%)
Covestro AG†	139,031	7,003,177
HeidelbergCement AG	29,223	1,656,714

		8,659,891

REAL ESTATE (0.6%)
LEG Immobilien SE	59,485	6,776,177

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

UTILITIES (0.8%)
E.ON SE	770,617	8,955,977

TOTAL GERMANY		79,533,412

HONG KONG (2.0%)
INDUSTRIALS (0.9%)
CK Hutchison Hldgs. Ltd.	1,378,500	10,080,222

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	1,963,000	8,148,513
Sun Hung Kai Properties Ltd.	447,000	5,318,210

		13,466,723

TOTAL HONG KONG		23,546,945

IRELAND (0.1%)
MATERIALS (0.1%)
CRH PLC	33,488	1,337,668

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	76,150	10,528,499

ITALY (1.2%)
COMMUNICATION SERVICES (0.4%)
Telecom Italia SpA	11,674,969	4,287,562

FINANCIALS (0.8%)
Assicurazioni Generali SpA	118,590	2,713,268
Poste Italiane SpA†	610,040	6,920,412

		9,633,680

TOTAL ITALY		13,921,242

JAPAN (18.9%)
COMMUNICATION SERVICES (1.1%)
Nintendo Co. Ltd.	25,300	12,771,005

CONSUMER DISCRETIONARY (3.4%)
Aisin Corp.	218,300	7,461,284
Honda Motor Co. Ltd.	376,400	10,669,813
Iida Group Hldgs. Co. Ltd.	349,900	6,032,854
Toyota Motor Corp.	197,700	3,566,260
Yamaha Motor Co. Ltd.	309,200	6,930,602
ZOZO, Inc.	250,400	6,687,281

		41,348,094

CONSUMER STAPLES (1.2%)
Japan Tobacco, Inc.	457,400	7,811,607
Suntory Beverage & Food Ltd.	204,300	7,787,248

		15,598,855

ENERGY (0.8%)
ENEOS Hldgs., Inc.	2,183,600	8,164,216
Inpex Corp.	135,300	1,590,834

		9,755,050

FINANCIALS (2.1%)
Dai-ichi Life Hldgs., Inc.	383,200	7,787,247
Daiwa Securities Group, Inc.	1,465,700	8,291,379
Japan Post Insurance Co. Ltd.	505,000	8,795,020

		24,873,646

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

HEALTH CARE (1.3%)
Otsuka Hldgs. Co. Ltd.	104,600	3,613,847
Takeda Pharmaceutical Co. Ltd.	400,600	11,414,454

		15,028,301

INDUSTRIALS (6.4%)
AGC, Inc.	167,500	6,692,802
ITOCHU Corp.	340,400	11,514,830
Marubeni Corp.	960,200	11,150,500
Mitsubishi Corp.	326,800	12,264,244
Mitsui & Co. Ltd.	437,700	11,881,956
Nippon Yusen KK	124,600	10,899,762
Sumitomo Corp.	613,300	10,621,970
Yamato Hldgs. Co. Ltd.	57,300	1,070,418

		76,096,482

INFORMATION TECHNOLOGY (2.0%)
Brother Industries Ltd.	410,700	7,469,058
Canon, Inc.	402,900	9,820,686
Seiko Epson Corp.	469,400	7,052,045

		24,341,789

MATERIALS (0.6%)
Sumitomo Chemical Co. Ltd.	1,687,100	7,725,240

TOTAL JAPAN		227,538,462

LUXEMBOURG (1.9%)
HEALTH CARE (0.6%)
Eurofins Scientific SE	74,589	7,380,886

MATERIALS (0.7%)
ArcelorMittal S.A.	257,349	8,246,557

REAL ESTATE (0.6%)
Aroundtown S.A.	1,255,065	7,174,177

TOTAL LUXEMBOURG		22,801,620

NETHERLANDS (4.3%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	298,951	9,618,955

FINANCIALS (0.5%)
ING Groep N.V.	536,473	5,603,052

INDUSTRIALS (1.0%)
Wolters Kluwer N.V.	111,882	11,931,114

INFORMATION TECHNOLOGY (2.0%)
ASML Hldg. N.V.	36,239	24,223,353

TOTAL NETHERLANDS		51,376,474

NORWAY (0.2%)
FINANCIALS (0.2%)
Gjensidige Forsikring ASA	87,239	2,164,280

PORTUGAL (0.7%)
CONSUMER STAPLES (0.7%)
Jeronimo Martins SGPS S.A.	361,921	8,685,211

SPAIN (2.2%)
COMMUNICATION SERVICES (0.9%)
Telefonica S.A.	2,222,895	10,776,133

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	88,596	1,932,446

FINANCIALS (0.3%)
Banco Bilbao Vizcaya Argentaria S.A.	592,000	3,381,348

UTILITIES (0.8%)
Red Electrica Corp. S.A.	506,195	10,395,994

TOTAL SPAIN		26,485,921

SWEDEN (2.0%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	466,679	6,271,601

ENERGY (0.9%)
Lundin Energy AB	240,971	10,122,943

FINANCIALS (0.2%)
Svenska Handelsbanken AB Cl A	281,369	2,589,461

INDUSTRIALS (0.4%)
Securitas AB Cl B	422,326	4,768,351

TOTAL SWEDEN		23,752,356

SWITZERLAND (9.3%)
CONSUMER DISCRETIONARY (1.4%)
Cie Financiere Richemont S.A.	66,850	8,474,940
Swatch Group AG	28,795	8,165,398

		16,640,338

CONSUMER STAPLES (1.5%)
Nestle S.A.	135,000	17,555,369

FINANCIALS (1.5%)
Partners Group Hldg. AG	3,973	4,920,178
UBS Group AG	657,160	12,843,851

		17,764,029

HEALTH CARE (4.9%)
Novartis AG	250,311	21,978,760
Roche Hldg. AG	63,929	25,298,374
Sonova Hldg. AG	30,483	12,735,986

		60,013,120

TOTAL SWITZERLAND		111,972,856

UNITED KINGDOM (11.2%)
COMMUNICATION SERVICES (1.5%)
Vodafone Group PLC	7,092,690	11,631,379
WPP PLC	469,828	6,149,622

		17,781,001

CONSUMER DISCRETIONARY (1.2%)
Barratt Developments PLC	294,798	2,007,082
Kingfisher PLC	1,887,559	6,300,485
Persimmon PLC	231,114	6,481,248

		14,788,815

CONSUMER STAPLES (2.7%)
British American Tobacco PLC	367,971	15,454,935
Imperial Brands PLC	438,962	9,247,327
J Sainsbury PLC	2,149,145	7,113,754

		31,816,016

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FINANCIALS (2.9%)
3i Group PLC	343,652	6,214,515
Barclays PLC	4,106,747	7,961,441
Direct Line Insurance Group PLC	1,406,843	5,069,765
Lloyds Banking Group PLC	16,302,538	9,928,470
NatWest Group PLC	2,106,401	5,949,645

		35,123,836

HEALTH CARE (0.8%)
GlaxoSmithKline PLC	425,895	9,215,772

INDUSTRIALS (1.0%)
BAE Systems PLC	1,250,113	11,741,275

MATERIALS (1.1%)
Anglo American PLC	247,566	12,865,098

TOTAL UNITED KINGDOM		133,331,813

UNITED STATES (8.9%)
FINANCIALS (8.9%)
iShares Core MSCI Emerging Markets ETF	843,911	46,879,256
iShares MSCI Emerging Markets ex China ETF	200,000	11,636,000
Vanguard FTSE Emerging Markets ETF	1,037,478	47,858,860

		106,374,116

TOTAL COMMON STOCKS (Cost: $1,162,281,967) 92.8%		1,111,888,377

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.3%)
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.33	06/02/22		$3,000,000	2,998,295

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,998,290) 0.3%						2,998,295

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (6.3%)
BBVA, Madrid Time Deposit		0.15	04/01/22	USD	74,665,149	74,665,149
BNP Paribas, Paris Time Deposit		(0.19)	04/01/22	AUD	339,443	254,090
BNP Paribas, Paris Time Deposit		(0.30)	04/01/22	SEK	1,195,818	127,288
MUFG Bank, Ltd., Tokyo Time Deposit		(0.38)	04/01/22	JPY	41,634,958	342,013

						75,388,540

TOTAL TEMPORARY CASH INVESTMENT (Cost: $75,388,540) 6.3%						75,388,540

TOTAL INVESTMENTS (Cost: $1,240,668,797) 99.4%						1,190,275,212

OTHER NET ASSETS 0.6%						7,443,373

NET ASSETS 100.0%						$1,197,718,585

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.2%)
Activision Blizzard, Inc.	92	7,370
Alphabet, Inc. Cl A*	35	97,347
Alphabet, Inc. Cl C*	33	92,169
AT&T, Inc.	846	19,991
Charter Communications, Inc. Cl A*	14	7,637
Comcast Corp. Cl A	536	25,095
Discovery, Inc. Cl A*	20	498
Discovery, Inc. Cl C*	35	874
DISH Network Corp. Cl A*	29	918
Electronic Arts, Inc.	33	4,175
Fox Corp. Cl A	37	1,460
Fox Corp. Cl B	17	617
Interpublic Group of Cos., Inc.	47	1,666
Lumen Technologies, Inc.	109	1,228
Match Group, Inc.*	33	3,588
Meta Platforms, Inc. Cl A*	274	60,927
Netflix, Inc.*	52	19,479
News Corp. Cl A	46	1,019
News Corp. Cl B	14	315
Omnicom Group, Inc.	25	2,122
Paramount Global Cl B	72	2,722
Take-Two Interactive Software, Inc.*	13	1,999
T-Mobile US, Inc.*	69	8,856
Twitter, Inc.*	94	3,637
Verizon Communications, Inc.	498	25,368
Walt Disney Co.*	216	29,627

		420,704

CONSUMER DISCRETIONARY (11.8%)
Advance Auto Parts, Inc.	7	1,449
Amazon.com, Inc.*	52	169,517
Aptiv PLC*	32	3,831
AutoZone, Inc.*	3	6,134
Bath & Body Works, Inc.	31	1,482
Best Buy Co., Inc.	26	2,363
Booking Hldgs., Inc.*	5	11,742
BorgWarner, Inc.	28	1,089
CarMax, Inc.*	19	1,833
Carnival Corp.*	97	1,961
Chipotle Mexican Grill, Inc. Cl A*	3	4,746
Darden Restaurants, Inc.	15	1,994
Dollar General Corp.	27	6,011
Dollar Tree, Inc.*	26	4,164
Domino’s Pizza, Inc.	4	1,628
DR Horton, Inc.	38	2,831
eBay, Inc.	75	4,295
Etsy, Inc.*	15	1,864
Expedia Group, Inc.*	17	3,326
Ford Motor Co.	471	7,965
Garmin Ltd.	18	2,135
General Motors Co.*	174	7,611
Genuine Parts Co.	17	2,142
Hasbro, Inc.	15	1,229
Hilton Worldwide Hldgs., Inc.*	33	5,007
Home Depot, Inc.	124	37,117
Las Vegas Sands Corp.*	41	1,594

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Lennar Corp. Cl A	31	2,516
LKQ Corp.	32	1,453
Lowe’s Cos., Inc.	80	16,175
Marriott International, Inc. Cl A*	32	5,624
McDonald’s Corp.	89	22,008
Mohawk Industries, Inc.*	6	745
NIKE, Inc. Cl B	152	20,453
Norwegian Cruise Line Hldgs. Ltd.*	49	1,072
NVR, Inc.*	1	4,467
O’Reilly Automotive, Inc.*	8	5,480
Penn National Gaming, Inc.*	19	806
Pool Corp.	4	1,691
PulteGroup, Inc.	30	1,257
PVH Corp.	8	613
Ralph Lauren Corp. Cl A	5	567
Ross Stores, Inc.	42	3,799
Starbucks Corp.	137	12,463
Tapestry, Inc.	32	1,189
Target Corp.	57	12,097
Tesla, Inc.*	100	107,760
TJX Cos., Inc.	142	8,602
Tractor Supply Co.	13	3,034
Ulta Beauty, Inc.*	6	2,389
Under Armour, Inc. Cl A*	22	375
Under Armour, Inc. Cl C*	25	389
VF Corp.	38	2,161
Whirlpool Corp.	7	1,210
Wynn Resorts Ltd.*	12	957
Yum! Brands, Inc.	35	4,149

		542,561

CONSUMER STAPLES (6.0%)
Altria Group, Inc.	313	16,354
Archer-Daniels-Midland Co.	96	8,665
Brown-Forman Corp. Cl B	32	2,145
Campbell Soup Co.	35	1,560
Clorox Co.	21	2,920
Coca-Cola Co.	668	41,416
Colgate-Palmolive Co.	144	10,919
Conagra Brands, Inc.	82	2,753
Constellation Brands, Inc. Cl A	28	6,449
Costco Wholesale Corp.	76	43,765
Estee Lauder Cos., Inc. Cl A	40	10,893
General Mills, Inc.	103	6,975
Hormel Foods Corp.	48	2,474
JM Smucker Co.	19	2,573
Kellogg Co.	44	2,837
Kimberly-Clark Corp.	58	7,143
Kraft Heinz Co.	121	4,766
Kroger Co.	114	6,540
Lamb Weston Hldgs., Inc.	25	1,498
McCormick & Co., Inc.	43	4,291
Molson Coors Beverage Co. Cl B	32	1,708
Monster Beverage Corp.*	64	5,114
Procter & Gamble Co.	412	62,954
Sysco Corp.	87	7,103
Tyson Foods, Inc. Cl A	50	4,481
Walgreens Boots Alliance, Inc.	123	5,507

		273,803

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

ENERGY (3.8%)
APA Corp.	42	1,736
Baker Hughes Co. Cl A	107	3,896
Chevron Corp.	227	36,962
ConocoPhillips	154	15,400
Coterra Energy, Inc.	95	2,562
Devon Energy Corp.	74	4,376
Diamondback Energy, Inc.	20	2,742
EOG Resources, Inc.	69	8,227
Exxon Mobil Corp.	499	41,212
Halliburton Co.	106	4,014
Hess Corp.	32	3,425
Kinder Morgan, Inc.	230	4,349
Marathon Oil Corp.	91	2,285
Marathon Petroleum Corp.	68	5,814
Occidental Petroleum Corp.	104	5,901
ONEOK, Inc.	52	3,673
Phillips 66	55	4,751
Pioneer Natural Resources Co.	26	6,501
Schlumberger NV	166	6,858
Valero Energy Corp.	48	4,874
Williams Cos., Inc.	143	4,778

		174,336

FINANCIALS (12.9%)
Aflac, Inc.	71	4,572
Allstate Corp.	33	4,571
American Express Co.	72	13,464
American International Group, Inc.	97	6,089
Ameriprise Financial, Inc.	13	3,905
Aon PLC Cl A	25	8,141
Arthur J. Gallagher & Co.	24	4,190
Assurant, Inc.	6	1,091
Bank of America Corp.	839	34,584
Bank of New York Mellon Corp.	87	4,318
Berkshire Hathaway, Inc. Cl B*	216	76,229
BlackRock, Inc. Cl A	16	12,227
Brown & Brown, Inc.	27	1,951
Capital One Financial Corp.	49	6,433
Cboe Global Markets, Inc.	12	1,373
Charles Schwab Corp.	177	14,923
Chubb Ltd.	50	10,695
Cincinnati Financial Corp.	17	2,311
Citigroup, Inc.	234	12,496
Citizens Financial Group, Inc.	50	2,266
CME Group, Inc. Cl A	42	9,990
Comerica, Inc.	15	1,356
Discover Financial Svcs.	34	3,746
Everest Re Group Ltd.	4	1,206
FactSet Research Systems, Inc.	4	1,737
Fifth Third Bancorp	80	3,443
First Republic Bank	21	3,404
Franklin Resources, Inc.	33	921
Global X S&P 500 Catholic Values ETF	1,655	92,316
Globe Life, Inc.	10	1,006
Goldman Sachs Group, Inc.	40	13,204
Hartford Financial Svcs. Group, Inc.	40	2,872
Huntington Bancshares, Inc.	170	2,485
Intercontinental Exchange, Inc.	66	8,720

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Invesco Ltd.	40	922
JPMorgan Chase & Co.	349	47,576
KeyCorp.	109	2,439
Lincoln National Corp.	19	1,242
Loews Corp.	23	1,491
M&T Bank Corp.	15	2,543
MarketAxess Hldgs., Inc.	4	1,361
Marsh & McLennan Cos., Inc.	59	10,055
MetLife, Inc.	82	5,763
Moody’s Corp.	19	6,411
Morgan Stanley	167	14,596
MSCI, Inc. Cl A	9	4,526
Nasdaq, Inc.	13	2,317
Northern Trust Corp.	24	2,795
People’s United Financial, Inc.	50	1,000
PNC Financial Svcs. Group, Inc.	49	9,038
Principal Financial Group, Inc.	29	2,129
Progressive Corp.	68	7,751
Prudential Financial, Inc.	44	5,199
Raymond James Financial, Inc.	22	2,418
Regions Financial Corp.	111	2,471
S&P Global, Inc.	41	16,817
Signature Bank	7	2,054
State Street Corp.	43	3,746
SVB Financial Group*	6	3,357
Synchrony Financial	61	2,123
T. Rowe Price Group, Inc.	27	4,082
Travelers Cos., Inc.	28	5,116
Truist Financial Corp.	157	8,902
U.S. Bancorp	159	8,451
Wells Fargo & Co.	458	22,195
Willis Towers Watson PLC	14	3,307
WR Berkley Corp.	24	1,598
Zions Bancorp N.A.	18	1,180

		589,206

HEALTH CARE (12.9%)
ABIOMED, Inc.*	17	5,631
Align Technology, Inc.*	26	11,336
AmerisourceBergen Corp. Cl A	54	8,354
Anthem, Inc.	87	42,736
Baxter International, Inc.	179	13,880
Boston Scientific Corp.*	509	22,544
Cardinal Health, Inc.	98	5,557
Cerner Corp.	105	9,824
Cigna Corp.	115	27,555
CVS Health Corp.	469	47,467
DaVita, Inc.*	22	2,488
DENTSPLY SIRONA, Inc.	78	3,839
Dexcom, Inc.*	35	17,906
Edwards Lifesciences Corp.*	223	26,252
Gilead Sciences, Inc.	448	26,634
Henry Schein, Inc.*	49	4,272
Hologic, Inc.*	89	6,837
Humana, Inc.	46	20,018
IDEXX Laboratories, Inc.*	30	16,412
Incyte Corp.*	67	5,321
Intuitive Surgical, Inc.*	127	38,313
IQVIA Hldgs., Inc.*	68	15,722

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Laboratory Corp. of America Hldgs.*	33	8,701
McKesson Corp.	53	16,225
Medtronic PLC	480	53,256
Mettler-Toledo International, Inc.*	8	10,985
Quest Diagnostics, Inc.	42	5,748
ResMed, Inc.	52	12,610
STERIS PLC	36	8,704
Stryker Corp.	119	31,815
Teleflex, Inc.	17	6,032
Waters Corp.*	22	6,829
West Pharmaceutical Svcs., Inc.	27	11,089
Zimmer Biomet Hldgs., Inc.	74	9,465
Zoetis, Inc. Cl A	169	31,872

		592,229

INDUSTRIALS (7.9%)
3M Co.	96	14,292
Alaska Air Group, Inc.*	21	1,218
Allegion PLC	15	1,647
American Airlines Group, Inc.*	108	1,971
AMETEK, Inc.	38	5,061
AO Smith Corp.	21	1,342
Carrier Global Corp.	143	6,559
Caterpillar, Inc.	91	20,277
CH Robinson Worldwide, Inc.	21	2,262
Cintas Corp.	14	5,955
Copart, Inc.*	35	4,391
CSX Corp.	371	13,894
Cummins, Inc.	23	4,718
Deere & Co.	46	19,111
Delta Air Lines, Inc.*	107	4,234
Dover Corp.	24	3,766
Eaton Corp. PLC	67	10,168
Emerson Electric Co.	99	9,707
Equifax, Inc.	20	4,742
Expeditors International of Washington, Inc.	28	2,889
Fastenal Co.	96	5,702
FedEx Corp.	40	9,256
Fortive Corp.	60	3,656
Fortune Brands Home & Security, Inc.	22	1,634
Generac Hldgs., Inc.*	10	2,973
Howmet Aerospace, Inc.	64	2,300
IDEX Corp.	12	2,301
Illinois Tool Works, Inc.	47	9,842
Ingersoll Rand, Inc.	68	3,424
JB Hunt Transport Svcs., Inc.	14	2,811
Johnson Controls International PLC	118	7,737
Masco Corp.	40	2,040
Nielsen Hldgs. PLC	60	1,634
Nordson Corp.	9	2,044
Norfolk Southern Corp.	40	11,409
Old Dominion Freight Line, Inc.	15	4,480
Otis Worldwide Corp.	71	5,463
PACCAR, Inc.	58	5,108
Parker-Hannifin Corp.	21	5,959
Pentair PLC	27	1,464
Quanta Svcs., Inc.	23	3,027
Republic Svcs., Inc. Cl A	34	4,505
Robert Half International, Inc.	18	2,055

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Rockwell Automation, Inc.	19	5,321
Rollins, Inc.	37	1,297
Roper Technologies, Inc.	17	8,028
Snap-on, Inc.	8	1,644
Southwest Airlines Co.*	99	4,534
Stanley Black & Decker, Inc.	27	3,774
Trane Technologies PLC	39	5,955
TransDigm Group, Inc.*	8	5,212
Union Pacific Corp.	107	29,233
United Airlines Hldgs., Inc.*	54	2,503
United Parcel Svc., Inc. Cl B	122	26,164
United Rentals, Inc.*	12	4,263
Verisk Analytics, Inc. Cl A	26	5,580
Waste Management, Inc.	64	10,144
Westinghouse Air Brake Technologies Corp.	31	2,981
WW Grainger, Inc.	7	3,611
Xylem, Inc.	30	2,558

		361,830

INFORMATION TECHNOLOGY (27.5%)
Accenture PLC Cl A	74	24,955
Adobe, Inc.*	56	25,515
Advanced Micro Devices, Inc.*	193	21,103
Akamai Technologies, Inc.*	19	2,268
Amphenol Corp. Cl A	71	5,350
Analog Devices, Inc.	62	10,241
ANSYS, Inc.*	10	3,177
Apple, Inc.	1,834	320,235
Applied Materials, Inc.	105	13,839
Arista Networks, Inc.*	26	3,614
Autodesk, Inc.*	26	5,573
Automatic Data Processing, Inc.	49	11,149
Broadcom, Inc.	49	30,854
Broadridge Financial Solutions, Inc.	13	2,024
Cadence Design Systems, Inc.*	32	5,263
CDW Corp.	16	2,862
Ceridian HCM Hldg., Inc.*	16	1,094
Cisco Systems, Inc.	499	27,824
Citrix Systems, Inc.	14	1,413
Cognizant Technology Solutions Corp. Cl A	62	5,560
DXC Technology Co.*	29	946
Enphase Energy, Inc.*	15	3,027
EPAM Systems, Inc.*	6	1,780
F5, Inc.*	7	1,463
Fidelity National Information Svcs., Inc.	72	7,230
Fiserv, Inc.*	70	7,098
FleetCor Technologies, Inc.*	9	2,242
Fortinet, Inc.*	16	5,468
Gartner, Inc.*	9	2,677
Global Payments, Inc.	34	4,653
Hewlett Packard Enterprise Co.	153	2,557
HP, Inc.	128	4,646
Intel Corp.	482	23,888
International Business Machines Corp.	106	13,782
Intuit, Inc.	33	15,868
IPG Photonics Corp.*	4	439
Jack Henry & Associates, Inc.	8	1,576
Juniper Networks, Inc.	38	1,412
Keysight Technologies, Inc.*	21	3,317

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

KLA Corp.	17	6,223
Lam Research Corp.	16	8,602
Mastercard, Inc. Cl A	102	36,453
Microchip Technology, Inc.	65	4,884
Micron Technology, Inc.	132	10,282
Microsoft Corp.	887	273,471
Monolithic Power Systems, Inc.	5	2,428
Motorola Solutions, Inc.	19	4,602
NetApp, Inc.	26	2,158
NortonLifeLock, Inc.	68	1,803
NVIDIA Corp.	296	80,767
NXP Semiconductors NV	31	5,737
Oracle Corp.	186	15,388
Paychex, Inc.	37	5,049
Paycom Software, Inc.*	5	1,732
PayPal Hldgs., Inc.*	137	15,844
PTC, Inc.*	12	1,293
Qorvo, Inc.*	13	1,613
QUALCOMM, Inc.	133	20,325
Salesforce.com, Inc.*	116	24,629
Seagate Technology Hldgs. PLC	24	2,158
ServiceNow, Inc.*	23	12,808
Skyworks Solutions, Inc.	19	2,532
SolarEdge Technologies, Inc.*	6	1,934
Synopsys, Inc.*	18	5,999
TE Connectivity Ltd.	38	4,977
Teledyne Technologies, Inc.*	6	2,836
Teradyne, Inc.	19	2,246
Texas Instruments, Inc.	109	19,999
Trimble, Inc.*	29	2,092
Tyler Technologies, Inc.*	5	2,224
VeriSign, Inc.*	11	2,447
Visa, Inc. Cl A	196	43,467
Western Digital Corp.*	37	1,837
Zebra Technologies Corp. Cl A*	6	2,482

		1,261,303

MATERIALS (2.6%)
Air Products & Chemicals, Inc.	26	6,498
Albemarle Corp.	13	2,875
Amcor PLC	179	2,028
Avery Dennison Corp.	9	1,566
Ball Corp.	38	3,420
Celanese Corp. Cl A	12	1,714
CF Industries Hldgs., Inc.	25	2,576
Corteva, Inc.	85	4,886
Dow, Inc.	86	5,480
DuPont de Nemours, Inc.	60	4,415
Eastman Chemical Co.	15	1,681
Ecolab, Inc.	29	5,120
FMC Corp.	14	1,842
Freeport-McMoRan, Inc.	173	8,605
International Flavors & Fragrances, Inc.	30	3,940
International Paper Co.	46	2,123
Linde PLC	60	19,166
LyondellBasell Industries NV Cl A	31	3,187
Martin Marietta Materials, Inc.	7	2,694
Mosaic Co.	43	2,860
Newmont Corp.	94	7,468

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Nucor Corp.	32	4,757
Packaging Corp. of America	11	1,717
PPG Industries, Inc.	28	3,670
Sealed Air Corp.	17	1,138
Sherwin-Williams Co.	28	6,989
Vulcan Materials Co.	15	2,756
Westrock Co.	31	1,458

		116,629

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	17	3,421
American Tower Corp.	55	13,817
AvalonBay Communities, Inc.	17	4,222
Boston Properties, Inc.	17	2,190
CBRE Group, Inc. Cl A*	41	3,752
Crown Castle International Corp.	53	9,784
Digital Realty Trust, Inc.	34	4,821
Duke Realty Corp.	46	2,671
Equinix, Inc.	11	8,158
Equity Residential	41	3,687
Essex Property Trust, Inc.	8	2,764
Extra Space Storage, Inc.	16	3,290
Federal Realty Investment Trust	8	977
Host Hotels & Resorts, Inc.	87	1,690
Iron Mountain, Inc.	35	1,939
Kimco Realty Corp.	75	1,853
Mid-America Apartment Communities, Inc.	14	2,932
Prologis, Inc.	90	14,533
Public Storage	18	7,025
Realty Income Corp.	69	4,782
Regency Centers Corp.	18	1,284
SBA Communications Corp. Cl A	13	4,473
Simon Property Group, Inc.	40	5,262
UDR, Inc.	36	2,065
Vornado Realty Trust	19	861
Welltower, Inc.	53	5,096
Weyerhaeuser Co.	91	3,449

		120,798

UTILITIES (2.7%)
AES Corp.	78	2,007
Alliant Energy Corp.	29	1,812
Ameren Corp.	30	2,813
American Electric Power Co., Inc.	59	5,886
American Water Works Co., Inc.	21	3,476
Atmos Energy Corp.	15	1,792
CenterPoint Energy, Inc.	74	2,267
CMS Energy Corp.	34	2,378
Consolidated Edison, Inc.	41	3,882
Constellation Energy Corp.	38	2,138
Dominion Energy, Inc.	95	8,072
DTE Energy Co.	22	2,909
Duke Energy Corp.	90	10,049
Edison International	44	3,084
Entergy Corp.	23	2,685
Evergy, Inc.	27	1,845
Eversource Energy	40	3,528
Exelon Corp.	115	5,478
FirstEnergy Corp.	67	3,073
NextEra Energy, Inc.	231	19,568

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

NiSource, Inc.	46	1,463
NRG Energy, Inc.	28	1,074
Pinnacle West Capital Corp.	13	1,015
PPL Corp.	88	2,513
Public Svc. Enterprise Group, Inc.	59	4,130
Sempra Energy	37	6,220
Southern Co.	125	9,064
WEC Energy Group, Inc.	37	3,693
Xcel Energy, Inc.	63	4,547

		122,461

TOTAL COMMON STOCKS (Cost: $3,626,024) 99.9%		4,575,860

TOTAL INVESTMENTS (Cost: $3,626,024) 99.9%		4,575,860

OTHER NET ASSETS 0.1%		4,110

NET ASSETS 100.0%		$4,579,970

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (73.6%)
U.S. Treasury Note	AA+	0.25	09/30/23	22,000,000	21,388,984
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,803,125
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,491,250
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	36,871,543
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	16,780,078
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	42,024,375
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	36,807,110
U.S. Treasury Note	AA+	0.63	10/15/24	22,000,000	21,000,547
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	21,117,551
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	23,473,125
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	5,449,463
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	39,086,719
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	28,832,422
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	6,070,898
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	22,207,739
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	465,117
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	19,310,203
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	24,046,205
U.S. Treasury Note	AA+	1.50	02/28/23	9,315,000	9,302,629
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,750,406
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	15,500,831
U.S. Treasury Note	AA+	1.50	11/30/28	17,000,000	16,013,203
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	8,681,472
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	28,150,456
U.S. Treasury Note	AA+	1.63	09/30/26	4,620,000	4,448,374
U.S. Treasury Note	AA+	1.75	01/31/29	28,500,000	27,288,750
U.S. Treasury Note	AA+	1.88	05/31/22	10,700,000	10,725,065
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	24,109,842
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	24,091,796
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	18,372,441
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	19,393,777
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	19,515,340
U.S. Treasury Note	AA+	2.50	02/28/26	14,450,000	14,429,680
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	13,630,781
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,602,411

					649,233,708

CORPORATE DEBT (25.6%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,797,599
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,986,664

					7,784,263

CONSUMER DISCRETIONARY (3.6%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,698,135
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,296,834
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,935,000	3,444,869
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,857,935
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,272,817
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,024,321
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,640,161
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	1,988,297
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	675,866
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,355,328
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	1,956,184
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	1,952,959
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,432,215
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,516,824

					32,112,745

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	4,400,000	4,377,644
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,945,444
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,933,219
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	975,088

					10,231,395

ENERGY (0.7%)
Devon Energy Corp.	BBB-	5.25	09/15/24	4,400,000	4,598,155
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,537,039

					6,135,194

FINANCIALS (8.1%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,930,250
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	1,962,068
Allstate Corp.	A-	0.75	12/15/25	4,460,000	4,104,814
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,988,793
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	4,002,019
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,409,107
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,698,418
FactSet Research Systems, Inc.		2.90	03/01/27	2,940,000	2,856,895
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	730,000	748,196
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,483,395
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,602,311
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,806,232
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,451,600
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,414,501
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,511,760
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,985,190
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	1,969,308
Mercury General Corp.		4.40	03/15/27	1,950,000	2,000,660
Morgan Stanley	BBB+	1.16	10/21/25	1,500,000	1,424,909
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,453,544
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,771,810
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,541,341
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,908,692
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,448,225
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,905,399
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,926,873
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,984,114
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,451,429
Unum Group	BBB	4.00	03/15/24	3,905,000	3,960,299
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,954,780
Wells Fargo & Co.	BBB+	3.53	03/24/28	1,480,000	1,477,028

					71,133,960

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	4,262,536
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,439,005
Anthem, Inc.	A	2.88	09/15/29	2,900,000	2,802,274
Anthem, Inc.	A	3.13	05/15/22	1,945,000	1,944,317
Baxter International, Inc.†	BBB	1.92	02/01/27	4,500,000	4,205,163
CVS Health Corp.	BBB	3.38	08/12/24	575,000	581,611
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,489,368
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,468,541
Thermo Fisher Scientific, Inc.	BBB+	1.75	10/15/28	4,410,000	4,028,908

					24,221,723

INDUSTRIALS (2.6%)
3M Co.	A+	2.65	04/15/25	3,000,000	2,978,662
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,394,193
Deere & Co.	A	2.75	04/15/25	2,540,000	2,524,188

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

General Dynamics Corp.	A-	3.25	04/01/25	1,320,000	1,334,161
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	1,952,367
Lennox International, Inc.	BBB	1.70	08/01/27	2,186,000	2,007,006
Stanley Black & Decker, Inc.	A	2.30	02/24/25	4,900,000	4,809,403
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	2,051,448
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	1,963,750

					23,015,178

INFORMATION TECHNOLOGY (2.1%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,989,818
Applied Materials, Inc.	A	3.90	10/01/25	3,300,000	3,390,818
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	50,704
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	933,296
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,030,376
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	1,942,455
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	3,896,579
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,868,653

					18,102,699

MATERIALS (1.4%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,610,241
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	4,019,000	3,720,474
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,456,493
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	1,957,604

					12,744,812

REAL ESTATE (1.4%)
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,998,092
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,446,417
Duke Realty LP	BBB+	1.75	07/01/30	2,320,000	2,028,968
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,381,153
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,726,143
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	742,027
Service Properties Trust	B+	5.00	08/15/22	1,265,000	1,258,675

					12,581,475

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,722,028
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,296,397
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,430,228

					7,448,653

TOTAL CORPORATE DEBT					225,512,097

TOTAL LONG-TERM DEBT SECURITIES (Cost: $914,480,915) 99.2%					874,745,804

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	A-1+	0.01	04/05/22	1,000,000	999,999

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,999) 0.1%					999,999

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				50,816	362,318
Superior Energy Svcs., Inc.*				32,351	815,096	††
Valaris Ltd.*				8,695	451,879

					1,629,293

TOTAL COMMON STOCKS (Cost: $5,319,576) 0.2%					1,629,294

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.15	04/01/22	1,016,684	1,016,684

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,016,684) 0.1%				1,016,684

TOTAL INVESTMENTS (Cost: $921,817,174) 99.6%				878,391,781

OTHER NET ASSETS 0.4%				3,261,940

NET ASSETS 100.0%				$881,653,721

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.7%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	56,438,262
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	47,624,677
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	18,394,629
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	27,110,033
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	10,146,035
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	207,047
U.S. Treasury Bond	AA+	2.88	05/15/49	23,695,000	25,481,381
U.S. Treasury Note	AA+	0.63	12/31/27	60,000,000	54,096,093
U.S. Treasury Note	AA+	0.63	05/15/30	74,425,000	64,892,204
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	46,363,281
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,606,640
U.S. Treasury Note	AA+	1.25	05/31/28	18,400,000	17,129,969
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	34,372,160
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	6,495,781
U.S. Treasury Note	AA+	1.38	11/15/31	14,000,000	12,845,000
U.S. Treasury Note	AA+	1.50	11/30/28	14,000,000	13,187,344
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,437,500
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	47,136,261
U.S. Treasury Note	AA+	2.25	08/15/27	66,000,000	65,288,437
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	49,952,663
U.S. Treasury Note	AA+	2.38	05/15/27	44,395,000	44,204,240
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,994,219
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	50,252,412
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	40,078,340
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,076,341
U.S. Treasury Strip	AA+	0.00	08/15/26	14,080,000	12,640,704
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	17,606,506
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	17,257,723
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	7,372,022
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	6,996,351
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	6,600,221

					816,284,476

U.S. GOVERNMENT AGENCIES (31.0%)
MORTGAGE-BACKED OBLIGATIONS (31.0%)
FHLMC	AA+	2.00	11/01/50	3,534,909	3,291,373
FHLMC	AA+	2.00	02/01/51	3,929,553	3,659,304
FHLMC	AA+	2.50	09/01/27	16,707	16,565
FHLMC	AA+	2.50	09/01/27	480,550	476,139
FHLMC	AA+	2.50	12/01/27	512,232	507,312
FHLMC	AA+	2.50	06/01/35	2,232,333	2,209,590
FHLMC	AA+	2.50	10/01/40	3,743,569	3,619,684
FHLMC	AA+	2.50	10/01/49	2,002,475	1,922,646
FHLMC	AA+	2.50	01/01/50	1,265,135	1,212,758
FHLMC	AA+	2.50	01/01/50	1,513,757	1,448,898
FHLMC	AA+	2.50	05/01/50	4,032,626	3,860,469
FHLMC	AA+	2.50	06/01/50	4,145,013	3,968,924
FHLMC	AA+	2.50	10/01/50	4,189,391	4,004,986
FHLMC	AA+	2.50	02/01/51	1,268,297	1,211,958
FHLMC	AA+	2.50	02/01/51	1,386,554	1,333,023
FHLMC	AA+	2.50	04/01/51	2,395,271	2,296,116
FHLMC	AA+	2.50	04/01/51	5,670,629	5,442,918
FHLMC	AA+	2.50	04/01/51	1,190,244	1,137,220
FHLMC	AA+	2.50	04/01/51	6,496,962	6,210,009
FHLMC	AA+	2.50	05/01/51	9,421,203	9,031,186
FHLMC	AA+	2.50	05/01/51	7,285,475	6,983,946

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FHLMC	AA+	2.50	09/01/51	4,851,403	4,635,898
FHLMC	AA+	2.50	10/01/51	3,415,713	3,263,353
FHLMC	AA+	3.00	06/01/27	286,021	288,430
FHLMC	AA+	3.00	06/01/27	10,935	11,035
FHLMC	AA+	3.00	08/01/27	166,116	167,451
FHLMC	AA+	3.00	08/01/27	10,630	10,723
FHLMC	AA+	3.00	02/01/32	1,995,036	2,015,907
FHLMC	AA+	3.00	07/01/35	979,366	989,588
FHLMC	AA+	3.00	10/15/37	34,850	34,907
FHLMC	AA+	3.00	07/01/42	202,294	203,600
FHLMC	AA+	3.00	11/01/42	21,486	21,428
FHLMC	AA+	3.00	11/01/42	518,724	503,726
FHLMC	AA+	3.00	03/01/43	834,735	833,350
FHLMC	AA+	3.00	04/01/43	1,148,825	1,147,269
FHLMC	AA+	3.00	04/01/43	18,974	18,927
FHLMC	AA+	3.00	04/01/43	3,730,872	3,716,683
FHLMC	AA+	3.00	04/01/43	6,074,307	6,068,637
FHLMC	AA+	3.00	09/15/43	332,478	328,851
FHLMC	AA+	3.00	04/15/44	269,934	262,436
FHLMC	AA+	3.00	04/15/45	164,113	164,856
FHLMC	AA+	3.00	09/01/46	2,373,208	2,358,306
FHLMC	AA+	3.00	09/01/46	1,041,482	1,025,096
FHLMC	AA+	3.00	11/01/46	294,322	285,837
FHLMC	AA+	3.00	05/01/49	2,624,167	2,577,270
FHLMC	AA+	3.00	11/01/49	1,583,259	1,565,604
FHLMC	AA+	3.00	11/01/49	1,882,446	1,855,107
FHLMC	AA+	3.00	12/01/49	1,736,666	1,705,492
FHLMC	AA+	3.00	02/01/50	2,352,757	2,334,189
FHLMC	AA+	3.00	11/01/50	3,795,094	3,728,126
FHLMC	AA+	3.00	04/01/51	1,252,929	1,226,981
FHLMC	AA+	3.50	02/01/35	940,787	952,478
FHLMC	AA+	3.50	02/01/35	513,773	520,164
FHLMC	AA+	3.50	04/01/35	460,870	466,646
FHLMC	AA+	3.50	02/01/36	420,857	426,124
FHLMC	AA+	3.50	11/01/39	2,377,799	2,402,891
FHLMC	AA+	3.50	01/01/41	408,436	416,572
FHLMC	AA+	3.50	05/01/42	28,657	29,253
FHLMC	AA+	3.50	07/01/42	1,077,636	1,099,203
FHLMC	AA+	3.50	01/01/43	24,263	24,764
FHLMC	AA+	3.50	04/01/43	22,181	22,516
FHLMC	AA+	3.50	06/01/43	784,305	798,616
FHLMC	AA+	3.50	11/01/43	24,238	24,675
FHLMC	AA+	3.50	01/01/44	10,292,514	10,496,832
FHLMC	AA+	3.50	04/01/45	892,631	910,442
FHLMC	AA+	3.50	07/01/45	981,391	1,000,213
FHLMC	AA+	3.50	07/01/45	32,713	33,364
FHLMC	AA+	3.50	09/01/45	577,396	587,274
FHLMC	AA+	3.50	11/01/45	2,988,608	3,025,045
FHLMC	AA+	3.50	08/01/46	1,023,599	1,042,767
FHLMC	AA+	3.50	08/01/47	3,252,363	3,301,370
FHLMC	AA+	3.50	12/01/47	516,505	522,783
FHLMC	AA+	3.50	02/01/50	1,791,627	1,811,859
FHLMC	AA+	3.50	03/01/52	9,943,538	9,978,626
FHLMC	AA+	4.00	02/01/25	15,453	15,882
FHLMC	AA+	4.00	05/01/26	61,276	63,114
FHLMC	AA+	4.00	11/01/33	19,420	20,056
FHLMC	AA+	4.00	12/01/33	568,812	594,991
FHLMC	AA+	4.00	01/01/38	1,455,576	1,537,645

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FHLMC	AA+	4.00	01/01/38	81,614	86,275
FHLMC	AA+	4.00	01/15/40	2,000,000	1,990,476
FHLMC	AA+	4.00	03/01/41	7,334	7,651
FHLMC	AA+	4.00	07/01/41	447,337	467,961
FHLMC	AA+	4.00	07/01/41	14,930	15,630
FHLMC	AA+	4.00	11/01/42	7,843	8,211
FHLMC	AA+	4.00	10/01/44	846,091	882,958
FHLMC	AA+	4.00	10/01/44	21,149	22,038
FHLMC	AA+	4.00	10/01/44	367,529	383,497
FHLMC	AA+	4.00	10/01/44	634,459	660,652
FHLMC	AA+	4.00	02/01/45	2,534,936	2,650,726
FHLMC	AA+	4.00	06/01/45	33,849	35,348
FHLMC	AA+	4.00	05/01/47	449,237	462,535
FHLMC	AA+	4.00	02/01/48	378,502	387,968
FHLMC	AA+	4.00	05/01/48	197,803	202,468
FHLMC	AA+	4.00	03/01/52	7,391,541	7,591,065
FHLMC	AA+	4.00	04/01/52	3,500,000	3,592,403
FHLMC	AA+	4.50	03/01/34	3,790	3,989
FHLMC	AA+	4.50	02/01/44	13,359	14,196
FHLMC	AA+	4.50	05/01/48	1,114,416	1,167,035
FHLMC	AA+	4.50	05/01/48	589,172	617,376
FHLMC	AA+	5.00	02/01/26	632	665
FHLMC	AA+	5.00	10/01/40	271,492	293,860
FHLMC	AA+	5.50	07/01/32	2,139	2,334
FHLMC	AA+	5.50	01/15/33	80,162	85,482
FHLMC	AA+	5.50	05/01/33	697	741
FHLMC	AA+	5.50	06/01/37	12,945	14,186
FHLMC	AA+	6.00	07/15/29	45,738	48,642
FHLMC ARM	AA+	1.93	10/01/51	13,284,329	12,633,366
FHLMC ARM	AA+	2.07	04/01/37	32,897	34,338
FHLMC Strip	AA+	3.00	01/15/43	859,873	842,362
FHLMC Strip	AA+	3.50	10/15/47	561,186	562,575
FNMA	AA+	1.83	09/01/51	10,539,415	10,006,080
FNMA	AA+	2.00	07/01/36	29,729,326	28,922,695
FNMA	AA+	2.00	10/01/50	3,586,573	3,340,872
FNMA	AA+	2.00	10/01/50	4,335,915	4,039,024
FNMA	AA+	2.00	03/01/51	7,411,766	6,906,622
FNMA	AA+	2.50	01/01/33	214,125	204,627
FNMA	AA+	2.50	02/01/33	663,805	636,403
FNMA	AA+	2.50	05/01/35	707,443	700,236
FNMA	AA+	2.50	06/01/35	3,129,336	3,097,455
FNMA	AA+	2.50	07/01/35	955,329	945,596
FNMA	AA+	2.50	07/01/35	3,218,767	3,192,536
FNMA	AA+	2.50	09/01/35	4,474,387	4,428,802
FNMA	AA+	2.50	10/01/35	7,811,548	7,791,893
FNMA	AA+	2.50	05/01/43	965,915	921,020
FNMA	AA+	2.50	05/01/46	8,613,201	8,280,971
FNMA	AA+	2.50	06/01/50	4,540,880	4,345,261
FNMA	AA+	2.50	10/01/50	1,698,247	1,626,110
FNMA	AA+	2.50	10/01/50	871,248	836,999
FNMA	AA+	2.50	10/01/50	3,481,665	3,328,702
FNMA	AA+	2.50	10/01/50	3,680,700	3,518,806
FNMA	AA+	2.50	11/01/50	1,862,541	1,789,941
FNMA	AA+	2.50	12/01/50	2,212,585	2,114,872
FNMA	AA+	2.50	12/01/50	1,838,291	1,762,052
FNMA	AA+	2.50	12/01/50	2,824,451	2,712,643
FNMA	AA+	2.50	01/01/51	10,559,374	10,111,073
FNMA	AA+	2.50	02/01/51	1,027,725	982,011

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	2.50	03/01/51	1,659,359	1,587,812
FNMA	AA+	2.50	03/01/51	7,538,610	7,226,558
FNMA	AA+	2.50	03/01/51	7,338,308	7,050,457
FNMA	AA+	2.50	04/01/51	5,207,677	5,006,632
FNMA	AA+	2.50	04/01/51	6,088,595	5,836,734
FNMA	AA+	2.50	04/01/51	11,327,874	10,834,668
FNMA	AA+	2.50	04/01/51	2,340,248	2,236,001
FNMA	AA+	2.50	04/01/51	4,255,604	4,074,439
FNMA	AA+	2.50	05/01/51	3,882,004	3,709,089
FNMA	AA+	2.50	05/01/51	1,791,106	1,711,341
FNMA	AA+	2.50	05/01/51	938,708	896,837
FNMA	AA+	2.50	05/01/51	3,184,075	3,056,245
FNMA	AA+	2.50	06/01/51	2,118,410	2,023,917
FNMA	AA+	2.50	08/01/51	1,347,546	1,287,515
FNMA	AA+	2.50	08/01/51	2,882,291	2,756,181
FNMA	AA+	2.50	08/01/51	12,738,122	12,214,445
FNMA	AA+	2.50	08/01/51	5,096,727	4,869,386
FNMA	AA+	2.50	09/01/51	875,009	836,038
FNMA	AA+	2.50	11/01/51	4,966,237	4,744,716
FNMA	AA+	2.50	12/01/51	14,026,662	13,400,998
FNMA	AA+	2.68	12/01/26	3,000,000	2,994,982
FNMA	AA+	3.00	06/01/33	694,563	690,966
FNMA	AA+	3.00	07/01/33	931,324	929,310
FNMA	AA+	3.00	09/01/33	1,115,845	1,114,801
FNMA	AA+	3.00	03/01/36	961,750	959,679
FNMA	AA+	3.00	09/01/40	1,063,227	1,053,244
FNMA	AA+	3.00	04/25/42	190,639	191,306
FNMA	AA+	3.00	12/01/42	627,752	623,829
FNMA	AA+	3.00	12/01/42	373,461	362,688
FNMA	AA+	3.00	02/01/43	16,470	16,278
FNMA	AA+	3.00	03/01/43	15,196	15,126
FNMA	AA+	3.00	09/01/43	41,755	41,591
FNMA	AA+	3.00	02/01/45	943,155	937,624
FNMA	AA+	3.00	03/01/45	271,081	263,329
FNMA	AA+	3.00	09/01/46	1,702,842	1,694,712
FNMA	AA+	3.00	01/01/47	316,060	307,295
FNMA	AA+	3.00	12/01/47	161,912	159,170
FNMA	AA+	3.00	03/01/48	383,532	380,352
FNMA	AA+	3.00	03/01/50	1,607,506	1,580,396
FNMA	AA+	3.00	03/01/50	10,088,452	9,917,945
FNMA	AA+	3.00	05/01/50	2,837,445	2,784,273
FNMA	AA+	3.00	06/01/50	4,801,524	4,712,669
FNMA	AA+	3.00	08/01/50	3,135,026	3,075,905
FNMA	AA+	3.00	09/01/50	5,977,234	5,875,729
FNMA	AA+	3.00	01/01/52	10,035,872	9,827,989
FNMA	AA+	3.50	03/25/28	4,866	4,869
FNMA	AA+	3.50	03/01/32	349,116	354,156
FNMA	AA+	3.50	09/01/32	20,939	21,203
FNMA	AA+	3.50	07/01/34	652,693	674,291
FNMA	AA+	3.50	10/01/34	817,033	819,272
FNMA	AA+	3.50	02/01/35	684,051	690,973
FNMA	AA+	3.50	08/01/38	20,757	21,168
FNMA	AA+	3.50	03/01/41	823,047	839,471
FNMA	AA+	3.50	10/01/41	523,179	519,134
FNMA	AA+	3.50	12/01/41	416,771	414,859
FNMA	AA+	3.50	04/01/42	516,963	513,523
FNMA	AA+	3.50	08/01/42	23,087	23,546
FNMA	AA+	3.50	12/01/42	912,823	896,792

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	3.50	01/01/43	486,325	496,556
FNMA	AA+	3.50	08/01/43	1,853,831	1,892,882
FNMA	AA+	3.50	08/01/43	883,281	911,531
FNMA	AA+	3.50	10/01/43	220,181	219,624
FNMA	AA+	3.50	01/01/44	166,031	164,720
FNMA	AA+	3.50	08/01/44	1,305,962	1,296,822
FNMA	AA+	3.50	04/01/45	1,740,863	1,760,491
FNMA	AA+	3.50	04/01/45	1,048,188	1,068,579
FNMA	AA+	3.50	05/01/45	1,266,202	1,293,295
FNMA	AA+	3.50	10/01/45	1,472,456	1,490,238
FNMA	AA+	3.50	02/01/46	675,043	684,919
FNMA	AA+	3.50	02/01/46	2,158,853	2,199,133
FNMA	AA+	3.50	08/01/46	887,879	895,006
FNMA	AA+	3.50	12/01/46	344,002	347,277
FNMA	AA+	3.50	09/01/47	1,504,825	1,532,498
FNMA	AA+	3.50	11/01/47	6,672,532	6,761,783
FNMA	AA+	3.50	04/01/48	292,951	293,214
FNMA	AA+	3.50	02/01/50	1,711,518	1,727,634
FNMA	AA+	3.50	03/01/50	3,867,936	3,898,605
FNMA	AA+	4.00	07/25/26	222,244	222,436
FNMA	AA+	4.00	01/01/31	23,025	23,687
FNMA	AA+	4.00	03/01/35	184,215	192,601
FNMA	AA+	4.00	06/01/36	357,427	372,036
FNMA	AA+	4.00	10/01/36	378,487	393,839
FNMA	AA+	4.00	10/01/40	440,413	460,773
FNMA	AA+	4.00	11/01/40	7,741	8,097
FNMA	AA+	4.00	01/01/41	32,099	33,552
FNMA	AA+	4.00	05/01/41	201,807	202,178
FNMA	AA+	4.00	05/01/43	2,548,563	2,664,410
FNMA	AA+	4.00	01/01/44	5,102,442	5,337,480
FNMA	AA+	4.00	09/01/45	284,319	292,699
FNMA	AA+	4.00	11/01/45	539,527	560,393
FNMA	AA+	4.00	02/01/47	1,374,919	1,426,526
FNMA	AA+	4.00	11/01/47	616,255	632,977
FNMA	AA+	4.00	04/01/48	294,572	302,329
FNMA	AA+	4.00	04/01/49	6,972,508	7,128,720
FNMA	AA+	4.00	03/01/50	349,310	356,760
FNMA	AA+	4.00	03/01/50	4,897,366	5,017,560
FNMA	AA+	4.00	03/01/52	2,285,800	2,349,068
FNMA	AA+	4.00	07/01/56	3,146,390	3,272,699
FNMA	AA+	4.50	05/01/30	3,528	3,658
FNMA	AA+	4.50	05/01/34	2,295	2,429
FNMA	AA+	4.50	06/01/34	2,982	3,130
FNMA	AA+	4.50	08/01/35	3,513	3,709
FNMA	AA+	4.50	05/01/39	289,985	308,556
FNMA	AA+	4.50	05/01/39	393,592	418,778
FNMA	AA+	4.50	12/01/39	1,722,242	1,829,351
FNMA	AA+	4.50	05/01/40	201,501	201,849
FNMA	AA+	4.50	07/01/40	1,083,575	1,103,833
FNMA	AA+	4.50	10/01/40	58,581	62,168
FNMA	AA+	4.50	07/01/42	3,881,631	4,126,704
FNMA	AA+	4.50	03/01/44	500,285	532,371
FNMA	AA+	4.50	04/01/44	891,362	938,554
FNMA	AA+	4.50	11/01/47	1,165,457	1,219,321
FNMA	AA+	4.50	11/01/47	1,079,459	1,145,709
FNMA	AA+	4.50	11/01/47	1,320,494	1,393,164
FNMA	AA+	4.50	02/01/49	404,890	421,557
FNMA	AA+	5.00	06/01/33	3,757	4,063

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	5.00	09/01/33	3,007	3,216
FNMA	AA+	5.00	10/01/33	4,308	4,660
FNMA	AA+	5.00	11/01/33	5,838	6,314
FNMA	AA+	5.00	03/01/34	1,046	1,131
FNMA	AA+	5.00	04/01/34	767	828
FNMA	AA+	5.00	04/01/34	1,793	1,915
FNMA	AA+	5.00	04/01/35	2,452	2,652
FNMA	AA+	5.00	06/01/35	1,097	1,186
FNMA	AA+	5.00	09/01/35	1,568	1,695
FNMA	AA+	5.00	11/25/35	271,661	287,123
FNMA	AA+	5.00	10/01/36	2,002	2,164
FNMA	AA+	5.00	08/01/37	1,880,506	2,032,133
FNMA	AA+	5.00	05/01/39	211,931	222,520
FNMA	AA+	5.00	06/01/40	3,607	3,846
FNMA	AA+	5.50	01/01/24	17,763	18,850
FNMA	AA+	5.50	03/01/24	34,942	37,081
FNMA	AA+	5.50	08/01/25	941	1,010
FNMA	AA+	5.50	11/01/26	20,641	21,914
FNMA	AA+	5.50	03/01/33	105,059	109,057
FNMA	AA+	5.50	09/01/33	1,691	1,828
FNMA	AA+	5.50	10/01/33	4,154	4,458
FNMA	AA+	5.50	03/01/34	1,612	1,765
FNMA	AA+	5.50	03/01/34	386	410
FNMA	AA+	5.50	07/01/34	2,394	2,569
FNMA	AA+	5.50	09/01/34	4,489	4,808
FNMA	AA+	5.50	09/01/34	676	726
FNMA	AA+	5.50	10/01/34	1,532	1,676
FNMA	AA+	5.50	02/01/35	2,177	2,380
FNMA	AA+	5.50	02/01/35	2,134	2,336
FNMA	AA+	5.50	04/01/35	2,004	2,166
FNMA	AA+	5.50	08/01/35	2,035	2,179
FNMA	AA+	5.50	02/25/37	10,533	10,725
FNMA	AA+	5.50	06/01/37	2,599	2,859
FNMA	AA+	5.50	05/01/38	1,783,020	1,951,195
FNMA	AA+	5.50	06/01/48	42,859	45,201
FNMA	AA+	6.00	04/01/23	179	190
FNMA	AA+	6.00	03/01/28	46,843	49,968
FNMA	AA+	6.00	05/01/32	65,715	72,694
FNMA	AA+	6.00	04/01/33	146,895	156,896
FNMA	AA+	6.00	05/01/33	2,676	2,855
FNMA	AA+	6.00	09/01/34	1,000	1,066
FNMA	AA+	6.00	10/01/34	5,166	5,519
FNMA	AA+	6.00	01/01/37	60,518	67,528
FNMA	AA+	6.00	05/01/37	13,073	13,823
FNMA	AA+	6.00	08/01/37	43,590	48,630
FNMA	AA+	6.00	12/01/37	404	447
FNMA	AA+	6.00	10/25/44	268,534	286,715
FNMA	AA+	6.00	12/25/49	144,839	154,628
FNMA	AA+	6.50	05/01/32	74,692	80,183
FNMA	AA+	6.50	07/01/34	1,589	1,709
FNMA	AA+	6.50	09/01/34	388	417
FNMA	AA+	6.50	09/01/36	8,365	8,889
FNMA	AA+	6.50	05/01/37	80,049	83,290
FNMA	AA+	6.50	07/01/37	4,468	4,796
FNMA	AA+	6.50	05/01/38	6,622	7,267
FNMA	AA+	7.00	04/01/32	287	303
FNMA	AA+	7.00	01/25/44	158,132	169,778
FNMA	AA+	7.50	06/01/31	129	139

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

FNMA	AA+	7.50	02/01/32	513	558
FNMA	AA+	7.50	06/01/32	21,599	24,136
FNMA	AA+	8.00	04/01/32	16,014	16,625
FNMA Strip	AA+	3.00	08/25/42	595,934	585,965
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,003,005	963,306
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	895,833	888,478
GNMA(3)	AA+	2.00	04/20/32	801,584	779,490
GNMA(3)	AA+	2.00	09/20/50	1,841,000	1,753,994
GNMA(3)	AA+	2.50	12/20/50	5,885,994	5,703,696
GNMA(3)	AA+	2.50	03/20/51	2,015,089	1,946,697
GNMA(3)	AA+	3.00	07/16/36	1,361,519	1,325,547
GNMA(3)	AA+	3.00	01/15/46	942,984	947,375
GNMA(3)	AA+	3.00	03/15/46	3,802,377	3,820,098
GNMA(3)	AA+	3.00	07/15/46	1,988,889	1,998,159
GNMA(3)	AA+	3.00	02/20/47	1,262,760	1,250,068
GNMA(3)	AA+	3.50	02/20/42	374,541	374,464
GNMA(3)	AA+	3.50	07/15/42	907,940	935,076
GNMA(3)	AA+	3.50	11/15/42	288,959	290,755
GNMA(3)	AA+	3.50	03/20/45	1,082,490	1,094,500
GNMA(3)	AA+	3.50	05/20/45	1,134,533	1,153,155
GNMA(3)	AA+	3.50	12/20/50	931,341	937,918
GNMA(3)	AA+	3.70	05/15/42	521,481	543,112
GNMA(3)	AA+	4.00	01/20/41	632,918	653,470
GNMA(3)	AA+	4.00	03/15/41	224,865	237,010
GNMA(3)	AA+	4.00	08/15/41	389,905	412,804
GNMA(3)	AA+	4.00	11/15/41	373,000	394,745
GNMA(3)	AA+	4.00	12/15/41	674,540	711,936
GNMA(3)	AA+	4.00	01/15/42	30,102	31,867
GNMA(3)	AA+	4.00	08/20/42	308,828	321,533
GNMA(3)	AA+	4.00	09/20/50	445,088	454,983
GNMA(3)	AA+	4.25	04/20/41	343,102	354,478
GNMA(3)	AA+	4.29	04/15/41	16,071	16,861
GNMA(3)	AA+	4.50	06/20/30	19,139	20,178
GNMA(3)	AA+	4.50	09/15/30	215,048	229,616
GNMA(3)	AA+	4.50	04/20/31	8,046	8,421
GNMA(3)	AA+	4.50	06/20/34	121,084	128,961
GNMA(3)	AA+	4.50	09/15/40	415,101	444,066
GNMA(3)	AA+	4.50	10/15/40	537,123	587,315
GNMA(3)	AA+	4.50	10/20/43	15,297	16,093
GNMA(3)	AA+	5.00	06/20/39	471,498	498,828
GNMA(3)	AA+	5.00	05/15/40	52,231	57,283
GNMA(3)	AA+	5.00	06/20/40	25,439	26,639
GNMA(3)	AA+	5.50	01/15/36	5,627	6,016
GNMA(3)	AA+	6.50	04/15/31	5,519	5,896
GNMA(3)	AA+	6.50	10/15/31	221	243
GNMA(3)	AA+	6.50	12/15/31	10,026	10,712
GNMA(3)	AA+	6.50	05/15/32	13,669	14,604
GNMA(3)	AA+	7.00	05/15/31	242	265
GNMA(3)	AA+	7.00	05/15/32	2,155	2,207
GNMA(3)	AA+	7.00	10/20/38	197	208

					566,196,264

CORPORATE DEBT (23.3%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	9,421,797
Comcast Corp.	A-	3.40	04/01/30	9,395,000	9,517,589

					18,939,386

CONSUMER DISCRETIONARY (4.0%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,782,079

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Amazon.com, Inc.	AA	5.20	12/03/25	4,995,000	5,382,704
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,352,864
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,800,635
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,615,000	3,164,727
Brinker International, Inc.	B	3.88	05/15/23	3,925,000	3,934,813
Brunswick Corp.	BBB-	2.40	08/18/31	7,970,000	6,749,870
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	4,440,000	4,070,260
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,028,794
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	5,080,636
Kohl’s Corp.	BBB-	3.25	02/01/23	1,794,000	1,783,092
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,357,516
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	2,951,877
Mattel, Inc.	BB-	3.15	03/15/23	1,960,000	1,957,628
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,375,380
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,016,369
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,255,000	3,264,924
Travel + Leisure Co.	BB-	3.90	03/01/23	4,000,000	4,010,000
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,982,872

					73,047,040

CONSUMER STAPLES (0.8%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	4,150,000	3,817,747
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,260
Hormel Foods Corp.	A	1.80	06/11/30	3,600,000	3,226,268
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	1,955,352
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	3,030,000	3,030,121
Sysco Corp.	BBB	2.60	06/12/22	55,000	55,110
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,603,467

					15,738,325

ENERGY (0.6%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,651,512
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,995,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	3,219,474

					10,866,709

FINANCIALS (6.3%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	4,074,456
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	1,977,200
Allstate Corp.	A-	0.75	12/15/25	10,375,000	9,548,754
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,989,407
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	4,973,924
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	5,162,604
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	5,064,393
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	3,115,923
Block Financial LLC	BBB	5.50	11/01/22	2,235,000	2,241,613
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,959,298
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,007,335
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,475,000	3,561,618
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,002,560
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,315
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,755,176
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,000,044
Kemper Corp.	BBB	3.80	02/23/32	4,500,000	4,335,489
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,001,044
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	3,963,928
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,935,201
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,024,925
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,002,954
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,898,913

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,550,567
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,728,885
Unum Group	BBB	4.00	03/15/24	7,620,000	7,727,908
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,994,990
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,105,000	3,098,764
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	1,001,828

					114,725,016

HEALTH CARE (3.2%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	9,302,568
Anthem, Inc.	A	2.88	09/15/29	7,245,000	7,000,855
Anthem, Inc.	A	3.30	01/15/23	3,464,000	3,489,737
Baxter International, Inc.†	BBB	2.54	02/01/32	2,697,000	2,462,734
Biogen, Inc.	BBB+	4.05	09/15/25	2,450,000	2,512,833
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,828,951
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,980,766
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,981,551
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,965,811
Owens & Minor, Inc.	BB-	4.38	12/15/24	2,740,000	2,781,621
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	691,661
Thermo Fisher Scientific, Inc.	BBB+	2.00	10/15/31	10,046,000	9,018,296

					58,017,384

INDUSTRIALS (1.3%)
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	5,024,232
Deere & Co.	A	2.75	04/15/25	6,535,000	6,494,316
General Dynamics Corp.	A-	3.25	04/01/25	3,235,000	3,269,705
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,872,484
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	75,284
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	6,016,561

					24,752,582

INFORMATION TECHNOLOGY (2.9%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,581,195
Applied Materials, Inc.	A	3.90	10/01/25	9,920,000	10,193,005
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	994,660
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,176,337
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	270,058
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	4,035,875
Intel Corp.	A+	3.40	03/25/25	2,550,000	2,588,729
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,029,868
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,344,066
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	995,298
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	9,721,767
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	9,683,215

					52,614,073

MATERIALS (1.6%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	4,292,069
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	5,062,869
Ecolab, Inc.	A-	2.13	02/01/32	10,510,000	9,611,512
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	5,043,511
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,025,920
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	982,243

					29,018,124

REAL ESTATE (1.2%)
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	6,274,715
Duke Realty LP	BBB+	1.75	07/01/30	3,906,000	3,416,012
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,684,133
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,032,562
Service Properties Trust	B+	5.00	08/15/22	4,540,000	4,517,300

					21,924,722

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,038,906
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,832,551
Southern Co.	BBB	3.25	07/01/26	50,000	50,005

					6,921,462

TOTAL CORPORATE DEBT					426,564,823

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,892,809	2,062,936	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,904,791,560) 99.1%					1,811,108,499

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	0.01	04/05/22	3,500,000	3,499,996
U.S. Treasury Bill	A-1+	0.05	04/12/22	13,500,000	13,499,801

					16,999,797

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,999,797) 0.9%					16,999,797

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				102,155	728,365
Superior Energy Svcs., Inc.*				68,184	1,717,923	††
Valaris Ltd.*				17,882	929,328

					3,375,616

TOTAL COMMON STOCKS (Cost: $10,964,416) 0.2%					3,375,616

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		0.15	04/01/22	1,546,367	1,546,367

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,546,367) 0.1%					1,546,367

TOTAL INVESTMENTS (Cost: $1,934,302,140) 100.3%					1,833,030,279

OTHER NET ASSETS -0.3%					(5,162,933)

NET ASSETS 100.0%					$1,827,867,346

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.0%)	3,801,304	51,165,555
Equity Index Fund (26.5%)	845,437	50,320,432
International Fund (5.7%)	1,228,549	10,860,374
Mid-Cap Equity Index Fund (5.9%)	466,038	11,133,637
Mid-Term Bond Fund (34.9%)	6,679,282	66,191,685

TOTAL INVESTMENTS (Cost: $185,670,498) 100.0%		189,671,683

OTHER NET ASSETS -0.0% (2)		(27,996)

NET ASSETS 100.0%		$189,643,687

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.5%)	7,622,889	102,604,088
Equity Index Fund (36.7%)	2,811,196	167,322,383
International Fund (10.1%)	5,234,348	46,271,639
Mid-Cap Equity Index Fund (15.9%)	3,026,596	72,305,381
Mid-Term Bond Fund (14.8%)	6,817,338	67,559,816

TOTAL INVESTMENTS (Cost: $407,154,568) 100.0%		456,063,307

OTHER NET ASSETS -0.0% (2)		(41,694)

NET ASSETS 100.0%		$456,021,613

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.6%)	5,003,582	67,348,208
Equity Index Fund (36.5%)	2,221,640	132,231,984
International Fund (14.7%)	6,012,072	53,146,716
Mid-Cap Equity Index Fund (20.7%)	3,145,375	75,143,000
Small Cap Growth Fund (4.3%)	1,115,074	15,744,842
Small Cap Value Fund (5.2%)	1,171,957	18,845,070

TOTAL INVESTMENTS (Cost: $310,022,305) 100.0%		362,459,820

OTHER NET ASSETS -0.0% (2)		(37,378)

NET ASSETS 100.0%		$362,422,442

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.4%)	4,193,618	56,446,098
Equity Index Fund (25.4%)	915,718	54,503,529
Mid-Cap Equity Index Fund (6.7%)	597,462	14,273,359
Mid-Term Bond Fund (31.4%)	6,775,835	67,148,525
Money Market Fund (10.1%)	1,840,462	21,754,266

TOTAL INVESTMENTS (Cost: $217,286,946) 100.0%		214,125,777

OTHER NET ASSETS -0.0% (2)		(37,578)

NET ASSETS 100.0%		$214,088,199

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.8%)	2,726,268	36,695,563
Equity Index Fund (27.7%)	612,382	36,448,979
International Fund (5.0%)	750,007	6,630,065
Mid-Cap Equity Index Fund (8.0%)	438,829	10,483,637
Mid-Term Bond Fund (27.4%)	3,644,828	36,120,244
Money Market Fund (4.1%)	455,600	5,385,191

TOTAL INVESTMENTS (Cost: $127,795,007) 100.0%		131,763,679

OTHER NET ASSETS -0.0% (2)		(35,837)

NET ASSETS 100.0%		$131,727,842

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.3%)	12,137,511	163,370,902
Equity Index Fund (26.8%)	2,600,331	154,771,678
International Fund (7.8%)	5,082,312	44,927,635
Mid-Cap Equity Index Fund (10.1%)	2,451,359	58,562,965
Mid-Term Bond Fund (21.2%)	12,365,429	122,541,403
Money Market Fund (2.1%)	1,045,874	12,362,236
Small Cap Growth Fund (1.6%)	648,240	9,153,146
Small Cap Value Fund (2.1%)	740,652	11,909,677

TOTAL INVESTMENTS (Cost: $555,650,903) 100.0%		577,599,642

OTHER NET ASSETS -0.0% (2)		(84,596)

NET ASSETS 100.0%		$577,515,046

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	19,794,114	266,428,775
Equity Index Fund (30.3%)	5,802,180	345,345,750
International Fund (10.5%)	13,492,317	119,272,086
Mid-Cap Equity Index Fund (13.4%)	6,424,974	153,492,637
Mid-Term Bond Fund (16.5%)	18,997,399	188,264,225
Money Market Fund (2.1%)	1,991,600	23,540,717
Small Cap Growth Fund (1.7%)	1,388,148	19,600,654
Small Cap Value Fund (2.2%)	1,574,805	25,322,868

TOTAL INVESTMENTS (Cost: $1,080,732,874) 100.0%		1,141,267,712

OTHER NET ASSETS -0.0% (2)		(131,332)

NET ASSETS 100.0%		$1,141,136,380

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.0%)	14,979,729	201,627,154
Equity Index Fund (36.5%)	7,271,871	432,821,768
International Fund (12.5%)	16,701,544	147,641,651
Mid-Cap Equity Index Fund (15.5%)	7,662,356	183,053,681
Mid-Term Bond Fund (10.8%)	12,951,112	128,345,522
Money Market Fund (2.1%)	2,143,812	25,339,854
Small Cap Equity Index Fund (0.6%)	625,586	6,837,653
Small Cap Growth Fund (2.1%)	1,742,101	24,598,465
Small Cap Value Fund (2.9%)	2,139,033	34,395,654

TOTAL INVESTMENTS (Cost: $1,088,389,656) 100.0%		1,184,661,402

OTHER NET ASSETS -0.0% (2)		(132,474)

NET ASSETS 100.0%		$1,184,528,928

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.6%)	15,509,101	208,752,503
Equity Index Fund (39.8%)	7,119,653	423,761,720
International Fund (15.0%)	18,070,623	159,744,307
Mid-Cap Equity Index Fund (17.2%)	7,651,624	182,797,299
Small Cap Equity Index Fund (1.2%)	1,195,613	13,068,054
Small Cap Growth Fund (3.0%)	2,299,248	32,465,385
Small Cap Value Fund (4.2%)	2,761,339	44,402,331

TOTAL INVESTMENTS (Cost: $959,984,498) 100.0%		1,064,991,599

OTHER NET ASSETS -0.0% (2)		(116,541)

NET ASSETS 100.0%		$1,064,875,058

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.9%)	9,136,768	122,980,900
Equity Index Fund (43.7%)	6,520,961	388,127,602
International Fund (16.3%)	16,345,233	144,491,858
Mid-Cap Equity Index Fund (17.4%)	6,469,344	154,552,627
Small Cap Equity Index Fund (2.0%)	1,647,017	18,001,891
Small Cap Growth Fund (2.7%)	1,689,602	23,857,180
Small Cap Value Fund (4.0%)	2,209,515	35,528,995

TOTAL INVESTMENTS (Cost: $788,291,564) 100.0%		887,541,053

OTHER NET ASSETS -0.0% (2)		(105,274)

NET ASSETS 100.0%		$887,435,779

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	7,513,178	101,127,370
Equity Index Fund (44.6%)	6,930,439	412,499,740
International Fund (17.2%)	18,043,160	159,501,535
Mid-Cap Equity Index Fund (17.2%)	6,662,123	159,158,122
Small Cap Equity Index Fund (1.8%)	1,549,197	16,932,723
Small Cap Growth Fund (3.5%)	2,256,590	31,863,057
Small Cap Value Fund (4.8%)	2,754,128	44,286,372

TOTAL INVESTMENTS (Cost: $813,644,512) 100.0%		925,368,919

OTHER NET ASSETS -0.0% (2)		(108,877)

NET ASSETS 100.0%		$925,260,042

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.2%)	4,735,871	63,744,823
Equity Index Fund (43.2%)	5,027,193	299,218,547
International Fund (18.0%)	14,146,993	125,059,419
Mid-Cap Equity Index Fund (18.6%)	5,388,561	128,732,724
Small Cap Equity Index Fund (2.6%)	1,658,055	18,122,542
Small Cap Growth Fund (3.6%)	1,754,916	24,779,414
Small Cap Value Fund (4.8%)	2,064,849	33,202,773

TOTAL INVESTMENTS (Cost: $619,718,703) 100.0%		692,860,242

OTHER NET ASSETS -0.0% (2)		(88,064)

NET ASSETS 100.0%		$692,772,178

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.8%)	1,888,844	25,423,840
Equity Index Fund (42.7%)	2,339,640	139,255,391
International Fund (18.8%)	6,942,096	61,368,132
Mid-Cap Equity Index Fund (19.2%)	2,621,516	62,628,015
Small Cap Equity Index Fund (1.8%)	553,810	6,053,146
Small Cap Growth Fund (4.4%)	1,017,543	14,367,706
Small Cap Value Fund (5.3%)	1,073,463	17,261,288

TOTAL INVESTMENTS (Cost: $302,373,087) 100.0%		326,357,518

OTHER NET ASSETS -0.0% (2)		(48,619)

NET ASSETS 100.0%		$326,308,899

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.5%)	642,456	8,647,455
Equity Index Fund (41.4%)	931,935	55,468,792
International Fund (20.1%)	3,046,488	26,930,954
Mid-Cap Equity Index Fund (20.1%)	1,125,207	26,881,188
Small Cap Equity Index Fund (2.4%)	298,975	3,267,795
Small Cap Growth Fund (4.1%)	391,434	5,527,043
Small Cap Value Fund (5.4%)	450,865	7,249,916

TOTAL INVESTMENTS (Cost: $127,896,628) 100.0%		133,973,143

OTHER NET ASSETS 0.0% (2)		2,447

NET ASSETS 100.0%		$133,975,590

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (5.3%)	83,742	1,127,164
Equity Index Fund (39.4%)	139,934	8,328,893
International Fund (21.1%)	503,394	4,450,005
Mid-Cap Equity Index Fund (21.2%)	187,553	4,480,648
Small Cap Equity Index Fund (3.0%)	58,421	638,541
Small Cap Growth Fund (4.7%)	70,326	992,999
Small Cap Value Fund (5.3%)	69,486	1,117,339

TOTAL INVESTMENTS (Cost: $22,030,119) 100.0%		21,135,589

OTHER NET ASSETS 0.0% (2)		5,230

NET ASSETS 100.0%		$21,140,819

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$347,545	0.2%
INTERNATIONAL FUND	$17,294,964	1.4%
MID-TERM BOND FUND	$8,673,833	1.0%
BOND FUND	$6,024,352	0.3%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2022, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	276	E-mini S&P 500 Stock Index	P	June 2022	$62,524,350	$4,594,225	1.3%

ALL AMERICA FUND	10	E-mini S&P 500 Stock Index	P	June 2022	$2,265,375	$138,800	0.7%
MID-CAP EQUITY INDEX FUND	113	E-mini S&P MidCap 400 Stock Index	P	June 2022	$30,387,960	$1,122,115	1.5%
INTERNATIONAL FUND	311	MSCI EAFE Stock Index	P	June 2022	$33,345,420	$1,837,949	2.8%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of five securities in the All America, Small Cap Growth, Small Cap Equity Index, Mid-Term Bond and Bond Funds (see Note 1 below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note 1 below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2022:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Fund
Common Stock - Indexed	$4,723,529,564	-	-		$4,723,529,564
Short-Term Debt Securities	-	$60,092,700	-		$60,092,700
Warrants	$486,773	-	-		$486,773
Temporary Cash Investment	-	$5,842,113	-		$5,842,113

	$4,724,016,337	$65,934,813	-		$4,789,951,150

All America Fund
Common Stock - Indexed	$199,522,038	-	-		$199,522,038
Common Stock - Active	$141,273,116	-	-	(b)	$141,273,116
Short-Term Debt Securities - Indexed	-	$499,716	-		$499,716
Warrants - Indexed	$564	-	-		$564
Temporary Cash Investment	-	$5,962,295	-		$5,962,295

	$340,795,718	$6,462,011	-		$347,257,729

Small Cap Value Fund
Common Stock	$548,052,896	-	-		$548,052,896
Short-Term Debt Securities	-	$9,999,671	-		$9,999,671
Temporary Cash Investment	-	$2,162,562	-		$2,162,562

	$548,052,896	$12,162,233	-		$560,215,129

Small Cap Growth Fund
Common Stock	$561,235,993	-	-	(b)	$561,235,993
Short-Term Debt Securities	-	$10,999,543	-		$10,999,543
Temporary Cash Investment	-	$2,162,324	-		$2,162,324

	$561,235,993	$13,161,867	–		$574,397,860

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$139,407,207	-	-	(b)	$139,407,207
Warrants	$7,981	-	-		$7,981
Temporary Cash Investment	-	$137,430	-		$137,430

	$139,415,188	$137,430	-		$139,552,618

Mid Cap Value Fund
Common Stock	$130,858,761	-	-		$130,858,761
Short-Term Debt Securities	-	$5,499,861	-		$5,499,861
Temporary Cash Investment	-	$1,575,227	-		$1,575,227

	$130,858,761	$7,075,088	-		$137,933,849

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,995,660,583	-	-		$1,995,660,583
Short-Term Debt Securities	-	$28,496,126	-		$28,496,126
Temporary Cash Investment	-	$3,584,440	-		$3,584,440

	$1,995,660,583	$32,080,566	-		$2,027,741,149

Composite Fund
Common Stock	$129,003,713	-	-		$129,003,713
U.S. Government Debt	-	$31,980,786	-		$31,980,786
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$19,882,446	-		$19,882,446
Long-Term Corporate Debt	-	$16,361,419	-		$16,361,419
Short-Term Debt Securities	-	$8,599,720	-		$8,599,720
Temporary Cash Investment	-	$2,001,679	-		$2,001,679

	$129,003,713	$78,826,050	-		$207,829,763

International Fund
Common Stock	$1,111,888,377	-	-		$1,111,888,377
Short-Term Debt Securities	-	$2,998,295	-		$2,998,295
Temporary Cash Investment	-	$75,388,540	-		$75,388,540

	$1,111,888,377	$78,386,835	-		$1,190,275,212

Catholic Values Index Fund
Common Stock - Indexed	$4,575,860	-	-		$4,575,860

Retirement Income Fund
Common Stock	$214,125,777	-	-		$214,125,777

2015 Retirement Fund
Common Stock	$131,763,679	-	-		$131,763,679

2020 Retirement Fund
Common Stock	$577,599,642	-	-		$577,599,642

2025 Retirement Fund
Common Stock	$1,141,267,712	-	-		$1,141,267,712

2030 Retirement Fund
Common Stock	$1,184,661,402	-	-		$1,184,661,402

2035 Retirement Fund
Common Stock	$1,064,991,599	-	-		$1,064,991,599

2040 Retirement Fund
Common Stock	$887,541,053	-	-		$887,541,053

2045 Retirement Fund
Common Stock	$925,368,919	-	-		$925,368,919

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2022 (Unaudited)

2050 Retirement Fund
Common Stock	$692,860,242	-	-		$692,860,242

2055 Retirement Fund
Common Stock	$326,357,518	-	-		$326,357,518

2060 Retirement Fund
Common Stock	$133,973,143	-	-		$133,973,143

2065 Retirement Fund
Common Stock	$21,135,589	-	-		$21,135,589

Conservative Allocation Fund
Common Stock	$189,671,683	-	-		$189,671,683

Moderate Allocation Fund
Common Stock	$456,063,307	-	-		$456,063,307

Aggressive Allocation Fund
Common Stock	$362,459,820	-	-		$362,459,820

Mid-Term Bond Fund
U.S. Government Debt	-	$649,233,708	-		$649,233,708
Long-Term Corporate Debt	-	$225,512,097	-		$225,512,097
Common Stock	$814,197	-	$815,096	(b)	$1,629,293
Short-Term Debt Securities	-	$999,999	-		$999,999
Temporary Cash Investment	-	$1,016,684	-		$1,016,684

	$814,197	$876,762,488	$815,096		$878,391,781

Bond Fund
U.S. Government Debt	-	$816,284,476	-		$816,284,476
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$566,196,264	-		$566,196,264
Long-Term Corporate Debt	-	$426,564,823	-		$426,564,823
Sovereign Debt	-	-	$2,062,936(b)		$2,062,936
Common Stock	$1,657,693	-	$1,717,923(b)		$3,375,616
Short-Term Debt Securities	-	$16,999,797	-		$16,999,797
Temporary Cash Investment	-	$1,546,367	-		$1,546,367

	$1,657,693	$1,827,591,727	$3,780,859		$1,833,030,279

Other Financial Instruments:**
Equity Index Fund	$4,594,225	-	-		$4,594,225
All America Fund	$138,800	-	-		$138,800
Mid-Cap Equity Index Fund	$1,122,115	-	-		$1,122,115
International Fund	$1,837,949	-	-		$1,837,949

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2022
	Balance December 31, 2021(c)	Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance March 31, 2022(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2022
All America Fund - Active Common Stock	$5,463	$(5,462)	$12,415	-	-	-	-	$(12,416)	-(d	)	$(5,462)
Small Cap Growth Fund - Common Stock	$91,218	$(91,208)	$207,304	-	-	-	-	$(207,314)	-(e	)	$(91,208)
Small Cap Equity Index Fund - Common Stock	-	-	-	-	-	-	-	-	-(f	)	-
Mid-Term Bond Fund - Common Stock	$815,096	-	-	-	-	-	-	-	$815,096(g	)	-
Bond Fund - Common Stock	$1,717,923	-	-	-	-	-	-	-	$1,717,923(h	)	-
Bond Fund - Sovereign Debt	$2,301,760	$(98,040)	-	$(25,572)	-	-	-	$(115,212)	$2,062,936(i	)	$(98,040)

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with change in unrealized loss of $(5,462), change in realized gain of $12,415 and sales of $(12,416).

(e)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with change in unrealized loss of $(91,208), change in realized gain of $207,304 and sales of $(207,314).

(f)	Level 3 security, Contra Progenics Pharmaceuticals, Inc.—contingent value rights with $0 fair value.
(g)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $815,096 fair value.
(h)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $1,717,923 fair value.
(i)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(98,040), accrued premiums of $(25,572), sales of $(115,212) and $2,062,936 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2022 (Unaudited)

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2022 and for the three months ended March 31, 2022:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$4,594,225	$138,800	$1,122,115	$1,837,949

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index	International
for as hedging instruments	Type	Operations	Fund	Fund	Fund	Fund
		Net realized gain (loss) on
Futures Contracts	Equity	Futures contracts	$(5,701,914)	$(146,226)	$(2,266,987)	$(3,610,965)

		Change in net unrealized
		appreciation (depreciation) of
Futures Contracts	Equity	Futures contracts	$3,121,005	$61,535	$(198,403)	$1,431,059

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2022 (Unaudited)

Investments in affiliated investment companies during three months ended March 31, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of March 31, 2022	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$67,233,587	$2,686,887	$(379,680)	$(3,332,530)	$(9,762,166)	$56,446,098	$161,476	$-
Equity Index Fund	51,649,348	6,443,091	423,986	(2,470,587)	(1,542,309)	54,503,529	-	-
Mid-Cap Equity Index Fund	13,922,598	1,360,773	15,771	(640,206)	(385,577)	14,273,359	-	-
Mid-Term Bond Fund	63,101,442	8,942,461	(4,388)	(2,963,103)	(1,927,887)	67,148,525	138,596	-
Money Market Fund	27,852,524	1,082,318	(323,954)	300,111	(7,156,733)	21,754,266	-	-

Total	$223,759,499	$20,515,530	$(268,265)	$(9,106,315)	$(20,774,672)	$214,125,777	$300,072	$-

2015 Retirement Fund
Bond Fund	$44,868,290	$1,079,274	$(398,120)	$(2,161,066)	$(6,692,815)	$36,695,563	$94,610	$-
Equity Index Fund	35,336,648	3,578,887	323,825	(1,860,058)	(930,323)	36,448,979	-	-
International Fund	7,056,427	131,565	14,782	(356,119)	(216,590)	6,630,065	-	-
Mid-Cap Equity Index Fund	11,163,777	157,877	3,085	(589,072)	(252,030)	10,483,637	-	-
Mid-Term Bond Fund	36,094,620	2,601,053	(159,304)	(1,579,681)	(836,444)	36,120,244	66,950	-
Money Market Fund	5,601,283	3,263,130	(69,579)	48,075	(3,457,718)	5,385,191	-	-

Total	$140,121,045	$10,811,786	$(285,311)	$(6,497,921)	$(12,385,920)	$131,763,679	$161,560	$-

2020 Retirement Fund
Bond Fund	$192,782,745	$3,165,222	$(820,982)	$(9,919,443)	$(21,836,640)	$163,370,902	$473,476	$-
Equity Index Fund	163,324,585	3,673,247	2,071,574	(9,504,939)	(4,792,789)	154,771,678	-	-
International Fund	48,155,862	581,999	127,259	(2,270,427)	(1,667,058)	44,927,635	-	-
Mid-Cap Equity Index Fund	62,737,849	581,999	163,647	(3,253,472)	(1,667,058)	58,562,965	-	-
Mid-Term Bond Fund	121,821,746	9,344,269	(127,397)	(5,371,482)	(3,125,733)	122,541,403	253,021	-
Money Market Fund	9,047,886	4,363,749	(46,049)	38,561	(1,041,911)	12,362,236	-	-
Small Cap Growth Fund	10,810,355	145,500	(53,375)	(1,332,569)	(416,765)	9,153,146	-	-
Small Cap Value Fund	12,511,900	145,499	48,854	(379,812)	(416,764)	11,909,677	-	-

Total	$621,192,928	$22,001,484	$1,363,531	$(31,993,583)	$(34,964,718)	$577,599,642	$726,497	$-

2025 Retirement Fund
Bond Fund	$295,886,015	$7,998,139	$(628,063)	$(16,407,130)	$(20,420,186)	$266,428,775	$753,381	$-
Equity Index Fund	363,009,300	6,112,758	3,061,376	(19,912,252)	(6,925,432)	345,345,750	-	-
International Fund	125,222,837	2,263,986	264,920	(5,914,681)	(2,564,976)	119,272,086	-	-
Mid-Cap Equity Index Fund	161,830,646	2,716,783	103,819	(8,080,640)	(3,077,971)	153,492,637	-	-
Mid-Term Bond Fund	190,645,741	8,650,022	(116,052)	(8,350,511)	(2,564,975)	188,264,225	386,033	-
Money Market Fund	17,706,130	7,131,992	(1,967)	(12,951)	(1,282,487)	23,540,717	-	-
Small Cap Growth Fund	22,565,637	452,797	(63,015)	(2,841,771)	(512,994)	19,600,654	-	-
Small Cap Value Fund	26,076,885	452,796	(21,281)	(672,538)	(512,994)	25,322,868	-	-

Total	$1,202,943,191	$35,779,273	$2,599,737	$(62,192,474)	$(37,862,015)	$1,141,267,712	$1,139,414	$-

2030 Retirement Fund
Bond Fund	$222,573,668	$7,807,937	$(535,962)	$(12,279,118)	$(15,939,371)	$201,627,154	$564,968	$-
Equity Index Fund	448,984,007	9,560,716	2,021,283	(22,830,065)	(4,914,173)	432,821,768	-	-
International Fund	152,898,493	3,476,625	220,179	(7,166,675)	(1,786,971)	147,641,651	-	-
Mid-Cap Equity Index Fund	190,317,399	4,345,782	335,845	(9,711,630)	(2,233,715)	183,053,681	-	-
Mid-Term Bond Fund	127,108,936	7,711,055	(32,504)	(5,697,395)	(744,570)	128,345,522	262,462	-
Money Market Fund	18,651,787	7,448,594	(1,172)	(14,784)	(744,571)	25,339,854	-	-
Small Cap Equity Index Fund	3,864,723	3,289,719	(30,161)	(137,714)	(148,914)	6,837,653	-	-
Small Cap Growth Fund	31,351,186	579,437	(434,558)	(3,599,772)	(3,297,828)	24,598,465	-	-
Small Cap Value Fund	35,048,557	579,437	(15,571)	(918,941)	(297,828)	34,395,654	-	-

Total	$1,230,798,756	$44,799,302	$1,527,379	$(62,356,094)	$(30,107,941)	$1,184,661,402	$827,430	$-

2035 Retirement Fund
Bond Fund	$216,377,707	$8,775,119	$(174,838)	$(12,813,759)	$(3,411,726)	$208,752,503	$582,837	$-
Equity Index Fund	436,452,028	12,124,576	2,088,770	(22,141,010)	(4,762,644)	423,761,720	-	-
International Fund	164,225,295	4,915,369	249,796	(7,715,351)	(1,930,802)	159,744,307	-	-
Mid-Cap Equity Index Fund	188,857,119	5,243,059	364,145	(9,607,502)	(2,059,522)	182,797,299	-	-
Small Cap Equity Index Fund	11,485,524	2,327,691	31,960	(648,402)	(128,719)	13,068,054	-	-
Small Cap Growth Fund	38,864,933	983,073	(117,780)	(4,878,681)	(2,386,160)	32,465,385	-	-
Small Cap Value Fund	44,998,798	983,073	(3,470)	(1,189,909)	(386,161)	44,402,331	-	-

Total	$1,101,261,404	$35,351,960	$2,438,583	$(58,994,614)	$(15,065,734)	$1,064,991,599	$582,837	$-

2040 Retirement Fund
Bond Fund	$131,159,781	$4,094,309	$(194,634)	$(7,541,042)	$(4,537,514)	$122,980,900	$345,154	$-
Equity Index Fund	403,269,103	9,042,082	2,722,045	(21,190,448)	(5,715,180)	388,127,602	-	-
International Fund	147,851,465	5,749,156	524,374	(7,263,428)	(2,369,709)	144,491,858	-	-
Mid-Cap Equity Index Fund	161,021,553	3,749,156	452,798	(8,301,171)	(2,369,709)	154,552,627	-	-
Small Cap Equity Index Fund	18,907,320	441,077	57,964	(1,125,680)	(278,790)	18,001,891	-	-
Small Cap Growth Fund	27,082,878	661,616	(34,903)	(3,434,227)	(418,184)	23,857,180	-	-
Small Cap Value Fund	36,241,851	661,615	31,773	(988,061)	(418,183)	35,528,995	-	-

Total	$925,533,951	$24,399,011	$3,559,417	$(49,844,057)	$(16,107,269)	$887,541,053	$345,154	$-

2045 Retirement Fund
Bond Fund	$106,073,619	$3,868,483	$(9,786)	$(6,305,683)	$(2,499,263)	$101,127,370	$282,243	$-
Equity Index Fund	425,092,970	10,758,705	2,351,816	(21,723,187)	(3,980,564)	412,499,740	-	-
International Fund	163,017,267	5,610,874	468,025	(7,888,677)	(1,705,954)	159,501,535	-	-
Mid-Cap Equity Index Fund	160,088,200	8,354,715	325,614	(7,999,227)	(1,611,180)	159,158,122	-	-
Small Cap Equity Index Fund	17,778,224	256,159	20,818	(1,027,703)	(94,775)	16,932,723	-	-
Small Cap Growth Fund	36,945,133	1,024,638	(77,263)	(4,650,350)	(1,379,101)	31,863,057	-	-
Small Cap Value Fund	47,972,113	1,024,638	(10,694)	(1,320,584)	(3,379,101)	44,286,372	-	-

Total	$956,967,526	$30,898,212	$3,068,530	$(50,915,411)	$(14,649,938)	$925,368,919	$282,243	$-

2050 Retirement Fund
Bond Fund	$66,313,995	$2,614,747	$(14,307)	$(3,951,860)	$(1,217,752)	$63,744,823	$177,678	$-
Equity Index Fund	307,654,157	9,326,654	1,570,166	(15,640,322)	(3,692,108)	299,218,547	-	-
International Fund	128,729,948	3,858,693	166,411	(5,984,657)	(1,710,976)	125,059,419	-	-
Mid-Cap Equity Index Fund	133,191,121	3,655,604	284,666	(6,777,740)	(1,620,927)	128,732,724	-	-
Small Cap Equity Index Fund	18,970,680	406,178	52,571	(1,126,784)	(180,103)	18,122,542	-	-
Small Cap Growth Fund	29,048,305	812,356	(158,903)	(3,562,138)	(1,360,206)	24,779,414	-	-
Small Cap Value Fund	33,638,965	812,356	(15,224)	(873,119)	(360,205)	33,202,773	-	-

Total	$717,547,171	$21,486,588	$1,885,380	$(37,916,620)	$(10,142,277)	$692,860,242	$177,678	$-

2055 Retirement Fund
Bond Fund	$27,717,806	$1,849,362	$(48,406)	$(1,545,010)	$(2,549,912)	$25,423,840	$69,738	$-
Equity Index Fund	139,811,410	7,618,499	686,201	(6,980,521)	(1,880,198)	139,255,391	-	-
International Fund	59,535,870	5,559,250	40,524	(2,827,411)	(940,101)	61,368,132	-	-
Mid-Cap Equity Index Fund	62,103,970	4,381,288	(5,858)	(2,958,289)	(893,096)	62,628,015	-	-
Small Cap Equity Index Fund	7,356,268	177,962	228,683	(662,762)	(1,047,005)	6,053,146	-	-
Small Cap Growth Fund	16,294,110	889,812	(13,695)	(2,067,496)	(735,025)	14,367,706	-	-
Small Cap Value Fund	17,052,296	889,812	20,833	(466,627)	(235,026)	17,261,288	-	-

Total	$329,871,730	$21,365,985	$908,282	$(17,508,116)	$(8,280,363)	$326,357,518	$69,738	$-

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

March 31, 2022 (Unaudited)

2060 Retirement Fund
Bond Fund	$9,365,406	$917,781	$(59,774)	$(476,620)	$(1,099,338)	$8,647,455	$23,178	$-
Equity Index Fund	53,394,630	4,861,181	115,220	(2,493,614)	(408,625)	55,468,792	-	-
International Fund	26,002,709	2,348,328	19,887	(1,219,942)	(220,028)	26,930,954	-	-
Mid-Cap Equity Index Fund	25,566,672	2,736,503	28,117	(1,240,555)	(209,549)	26,881,188	-	-
Small Cap Equity Index Fund	2,709,056	723,650	4,467	(148,423)	(20,955)	3,267,795	-	-
Small Cap Growth Fund	6,332,000	559,125	(16,033)	(795,661)	(552,388)	5,527,043	-	-
Small Cap Value Fund	6,924,671	559,125	4,325	(185,818)	(52,387)	7,249,916	-	-

Total	$130,295,144	$12,705,693	$96,209	$(6,560,633)	$(2,563,270)	$133,973,143	$23,178	$-

2065 Retirement Fund
Bond Fund	$934,265	$302,597	$(3,352)	$(58,527)	$(47,819)	$1,127,164	$2,777	$-
Equity Index Fund	6,814,257	1,898,824	10,266	(294,926)	(99,528)	8,328,893	-	-
International Fund	3,592,379	1,099,320	(1,153)	(182,920)	(57,621)	4,450,005	-	-
Mid-Cap Equity Index Fund	3,622,064	1,079,352	1,220	(166,984)	(55,004)	4,480,648	-	-
Small Cap Equity Index Fund	525,877	149,907	122	(29,508)	(7,857)	638,541	-	-
Small Cap Growth Fund	868,977	249,845	(3,035)	(109,692)	(13,096)	992,999	-	-
Small Cap Value Fund	903,623	249,845	2,107	(25,141)	(13,095)	1,117,339	-	-

Total	$17,261,442	$5,029,690	$6,175	$(867,698)	$(294,020)	$21,135,589	$2,777	$-

Conservative Allocation Fund
Bond Fund	$54,768,871	$1,302,210	$(71,419)	$(3,178,356)	$(1,655,751)	$51,165,555	$146,227	$-
Equity Index Fund	53,196,438	963,320	577,962	(3,066,743)	(1,350,545)	50,320,432	-	-
International Fund	11,459,195	192,664	45,940	(567,316)	(270,109)	10,860,374	-	-
Mid-Cap Equity Index Fund	11,796,459	192,663	10,039	(595,415)	(270,109)	11,133,637	-	-
Mid-Term Bond Fund	69,616,475	1,485,578	(81,652)	(2,937,949)	(1,890,767)	66,191,685	136,930	-

Total	$200,837,438	$4,136,435	$480,870	$(10,345,779)	$(5,437,281)	$189,671,683	$283,157	$-

Moderate Allocation Fund
Bond Fund	$110,793,879	$1,210,794	$(118,801)	$(6,419,035)	$(2,862,749)	$102,604,088	$293,319	$-
Equity Index Fund	178,309,934	1,284,467	2,003,377	(10,328,454)	(3,946,941)	167,322,383	-	-
International Fund	49,249,914	366,990	69,709	(2,287,276)	(1,127,698)	46,271,639	-	-
Mid-Cap Equity Index Fund	77,263,564	550,485	207,580	(4,024,703)	(1,691,545)	72,305,381	-	-
Mid-Term Bond Fund	71,651,709	690,324	(96,936)	(2,993,736)	(1,691,545)	67,559,816	139,841	-

Total	$487,269,000	$4,103,060	$2,064,929	$(26,053,204)	$(11,320,478)	$456,063,307	$433,160	$-

Aggressive Allocation Fund
Bond Fund	$73,030,856	$714,069	$(87,252)	$(4,202,925)	$(2,106,540)	$67,348,208	$192,527	$-
Equity Index Fund	141,566,114	912,696	2,188,207	(8,820,868)	(3,614,165)	132,231,984	-	-
International Fund	56,859,133	391,155	91,880	(2,646,525)	(1,548,927)	53,146,716	-	-
Mid-Cap Equity Index Fund	80,688,456	521,541	670,488	(4,672,248)	(2,065,237)	75,143,000	-	-
Small Cap Growth Fund	18,514,389	130,385	21,625	(2,405,247)	(516,310)	15,744,842	-	-
Small Cap Value Fund	19,758,304	130,385	(26,253)	(501,056)	(516,310)	18,845,070	-	-

Total	$390,417,252	$2,800,231	$2,858,695	$(23,248,869)	$(10,367,489)	$362,459,820	$192,527	$-